UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08257

STATE STREET INSTITUTIONAL FUNDS

(Exact name of registrant as specified in charter)

One Iron Street

Boston, Massachusetts 02210

(Address of principal executive offices)(Zip code)

(Name and Address of Agent for Service)	Copy to:

Sean O’Malley, Esq. Senior Vice President and Deputy General Counsel c/o SSGA Funds Management, Inc. One Iron Street Boston, Massachusetts 02210	Timothy W. Diggins, Esq. Ropes & Gray LLP Prudential Tower 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code: 800-242-0134

Date of fiscal year end: September 30

Date of reporting period: March 31, 2020

Item 1.	Shareholder Report.

Semi-Annual Report

March 31, 2020

State Street Institutional Funds

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of a Fund’s annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund (or from your financial intermediary, such as a broker-dealer or bank). Instead, the reports will be made available on a Fund’s website (www.ssga.com/geam), and you will be notified by mail each time a report is posted, and provided with a website link to access the report. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a Fund by calling 800-242-0134.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with a Fund, you can inform the Fund that you wish to continue receiving paper copies of your shareholder reports by calling 800-242-0134. Your election to receive reports in paper will apply to all funds held in your account, if you invest through your financial intermediary or all funds held with the fund complex if you invest directly with a Fund.

State Street Institutional Funds

Semi-Annual Report

March 31, 2020

This report has been prepared for shareholders and may be distributed to others only if accompanied with a current prospectus and/or summary prospectus.

State Street Institutional Funds

Notes to Performance — March 31, 2020 (Unaudited)

Total return performance shown in this report for the State Street Institutional Funds (the “Trust”) and each of its series portfolios (each, a “Fund” and collectively, the “Funds”) takes into account changes in share price and assumes reinvestment of dividends and capital gains distributions, if any. Total returns shown are net of Fund expenses.

The performance data quoted represents past performance; past performance does not guarantee future results. Investment return and principal value will fluctuate, so your shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted. Periods of less than one year are not annualized. Please call toll-free (800) 242-0134 or visit the Funds’ website at http://www.ssga.com/geam for the most recent month-end performance data.

An investment in a Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. An investment in a Fund is subject to risk, including possible loss of principal invested.

State Street Global Advisors Funds Distributors, LLC, member of FINRA & SIPC is the principal underwriter and distributor of the State Street Institutional Funds and an indirect wholly-owned subsidiary of State Street Corporation. References to State Street may include State Street Corporation and its affiliates. The Funds pay State Street Bank and Trust Company for its services as custodian and Fund Accounting agent, and pay SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”) for investment advisory and administrative services.

Notes to Performance	1

State Street Institutional U.S. Equity Fund

Understanding Your Fund’s Expenses — March 31, 2020 (Unaudited)

As a shareholder of the Fund you incur ongoing costs. Ongoing costs include portfolio management fees, distribution and service fees (for Service Class shares) and trustees’ fees. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class of the Fund during the period. The information in the following table is based on an investment of $1,000, which is invested at the beginning of the period and held for the entire six-month period ended March 31, 2020.

Actual Expenses

The first section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your class under the heading “Expenses paid during the period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholders reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs, such as sales charges or redemption fees, if any. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Investment Class	Actual Fund Return	Hypothetical 5% Return (2.5% for the period)
Actual Fund Return
Beginning Account Value October 1, 2019	$1,000.00	$1,000.00
Ending Account Value March 31, 2020	$904.30	$1,023.20
Expenses Paid During Period*	$1.76	$1.87

Service Class
Actual Fund Return
Beginning Account Value October 1, 2019	$1,000.00	$1,000.00
Ending Account Value March 31, 2020	$903.30	$1,021.90
Expenses Paid During Period*	$2.95	$3.13

*

Expenses are equal to the Fund’s annualized expense ratio of 0.37% for Investment Class shares and 0.62% for Service Class shares (for the period October 1, 2019-March 31, 2020), multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

2	State Street Institutional U.S. Equity Fund

State Street Institutional U.S. Equity Fund

Performance Summary — March 31, 2020 (Unaudited)

Sector Allocation

Portfolio Composition as a % of Fair Value of $350,889 (in thousands) as of March 31, 2020 (a)(b)

Top Ten Largest Holdings

as of March 31, 2020 (as a % of Fair Value) (a)(b)

Microsoft Corp.	5.64%

Amazon.com Inc.	4.61%

Apple Inc.	3.90%

Alphabet Inc., Class A	2.84%

Visa Inc., Class A	2.49%

JPMorgan Chase & Co.	2.43%

Merck & Company Inc.	2.43%

Facebook Inc., Class A	2.32%

UnitedHealth Group Inc.	2.23%

salesforce.com Inc.	1.81%

(a)	Fair Value basis is inclusive of short-term investment in State Street Institutional U.S. Government Money Market Fund – Class G Shares.

(b)

The securities information regarding holdings, allocations and other characteristics is presented to illustrate examples of securities that the Fund has bought and the diversity of areas in which the Fund may invest as of a particular date. It may not be representative of the Fund’s current or future investments and should not be construed as a recommendation to purchase or sell a particular security.

State Street Institutional U.S. Equity Fund	3

State Street Institutional U.S. Equity Fund

Schedule of Investments — March 31, 2020 (Unaudited)

	Number of Shares	Fair Value $

Common Stock - 97.2%†
Aerospace & Defense - 0.9%
Hexcel Corp.	20,602	766,188
Raytheon Co.	13,208	1,732,229
The Boeing Co.	4,211	628,029

		3,126,446

Air Freight & Logistics - 0.3%
United Parcel Service Inc., Class B	12,667	1,183,351

Application Software - 2.7%
Adobe Inc. (a)	8,043	2,559,604
Intuit Inc.	2,701	621,230
salesforce.com Inc. (a)	44,049	6,342,175

		9,523,009

Asset Management & Custody Banks - 0.4%
The Blackstone Group Inc., Class A	27,021	1,231,347

Auto Parts & Equipment - 0.1%
Aptiv PLC	6,168	303,712

Automotive Retail - 0.4%
O’Reilly Automotive Inc. (a)	4,841	1,457,383

Biotechnology - 2.4%
Alexion Pharmaceuticals Inc. (a)	14,887	1,336,704
BioMarin Pharmaceutical Inc. (a)	19,596	1,655,862
Gilead Sciences Inc.	33,286	2,488,461
Vertex Pharmaceuticals Inc. (a)	12,629	3,005,071

		8,486,098

Building Products - 1.3%
Allegion PLC	6,718	618,191
Trane Technologies PLC	47,292	3,905,846

		4,524,037

Cable & Satellite - 1.8%
Charter Communications Inc., Class A (a)	9,310	4,062,046
Comcast Corp., Class A	67,606	2,324,294

		6,386,340

Communications Equipment - 0.6%
Cisco Systems Inc.	52,780	2,074,782

Construction Materials - 0.1%
Vulcan Materials Co.	2,552	275,795

	Number of Shares	Fair Value $

Data Processing & Outsourced Services - 3.8%
Fidelity National Information Services Inc.	10,650	1,295,466
Mastercard Inc., Class A	13,914	3,361,066
Visa Inc., Class A	54,296	8,748,171

		13,404,703

Diversified Banks - 2.4%
JPMorgan Chase & Co.	94,735	8,528,992

Diversified Support Services - 0.1%
Cintas Corp.	2,796	484,323

Electric Utilities - 1.6%
American Electric Power Company Inc.	7,009	560,580
Exelon Corp.	47,502	1,748,548
NextEra Energy Inc.	14,266	3,432,685

		5,741,813

Electronic Components - 2.3%
Amphenol Corp., Class A	43,691	3,184,200
Corning Inc.	230,467	4,733,792

		7,917,992

Environmental & Facilities Services - 1.1%
Republic Services Inc.	8,598	645,366
Waste Connections Inc.	3,773	292,408
Waste Management Inc.	30,747	2,845,942

		3,783,716

Financial Exchanges & Data - 3.3%
CME Group Inc.	26,652	4,608,397
MSCI Inc.	4,350	1,256,976
S&P Global Inc.	18,654	4,571,163
Tradeweb Markets Inc., Class A	23,357	981,928

		11,418,464

Footwear - 0.7%
NIKE Inc., Class B	30,415	2,516,537

Gold - 0.2%
Newmont Corp.	11,220	508,042

Healthcare Equipment - 3.2%
Abbott Laboratories	10,618	837,866
Becton Dickinson and Co.	10,091	2,318,609
Boston Scientific Corp. (a)	176,482	5,758,608
Medtronic PLC	27,355	2,466,874

		11,381,957

See Notes to Schedules of Investments and Notes to Financial Statements.

4	State Street Institutional U.S. Equity Fund

State Street Institutional U.S. Equity Fund

Schedule of Investments, continued — March 31, 2020 (Unaudited)

	Number of Shares	Fair Value $

Healthcare Services - 1.2%
Cigna Corp. (a)	13,474	2,387,323
Quest Diagnostics Inc.	22,793	1,830,278

		4,217,601

Home Improvement Retail - 1.7%
Lowe’s Companies Inc.	55,495	4,775,345
The Home Depot Inc.	5,983	1,117,086

		5,892,431

Hotels, Resorts & Cruise Lines - 0.2%
Marriott International Inc., Class A	8,697	650,623

Household Products - 1.6%
Colgate-Palmolive Co.	22,077	1,465,030
The Procter & Gamble Co.	37,472	4,121,920

		5,586,950

Hypermarkets & Super Centers - 0.5%
Walmart Inc.	16,616	1,887,910

Industrial Conglomerates - 2.0%
Honeywell International Inc.	39,497	5,284,304
Roper Technologies Inc.	6,021	1,877,408

		7,161,712

Industrial Gases - 0.8%
Air Products & Chemicals Inc.	13,176	2,630,061

Industrial Machinery - 0.4%
Xylem Inc.	23,814	1,551,006

Insurance Brokers - 0.4%
Brown & Brown Inc.	8,981	325,292
Marsh & McLennan Companies Inc.	13,612	1,176,893

		1,502,185

Integrated Oil & Gas - 1.5%
Chevron Corp.	55,575	4,026,964
Exxon Mobil Corp.	35,104	1,332,899

		5,359,863

Integrated Telecommunication Services - 0.7%
AT&T Inc.	23,677	690,185
Verizon Communications Inc.	30,439	1,635,487

		2,325,672

Interactive Home Entertainment - 0.3%
Activision Blizzard Inc.	10,926	649,878
Electronic Arts Inc. (a)	5,562	557,146

		1,207,024

	Number of Shares	Fair Value $
Interactive Media & Services - 6.6%
Alphabet Inc., Class A (a)	8,565	9,952,102
Alphabet Inc., Class C (a)	4,379	5,091,945
Facebook Inc., Class A (a)	48,791	8,138,339

		23,182,386

Internet & Direct Marketing Retail - 5.1%
Amazon.com Inc. (a)(b)	8,296	16,174,877
Booking Holdings Inc. (a)	1,288	1,732,772

		17,907,649

IT Consulting & Other Services - 0.7%
Accenture PLC, Class A	7,303	1,192,288
International Business Machines Corp.	10,119	1,122,501

		2,314,789

Life Sciences Tools & Services - 1.3%
Avantor Inc. (a)	46,328	578,637
IQVIA Holdings Inc. (a)	36,269	3,911,974

		4,490,611

Managed Healthcare - 2.2%
UnitedHealth Group Inc.	31,393	7,828,786

Movies & Entertainment - 2.0%
Netflix Inc. (a)	3,416	1,282,708
The Walt Disney Co.	60,927	5,885,548

		7,168,256

Multi-Line Insurance - 0.1%
American International Group Inc.	19,612	475,591

Multi-Sector Holdings - 1.2%
Berkshire Hathaway Inc., Class B (a)	23,669	4,327,403

Multi-Utilities - 2.2%
CMS Energy Corp.	31,304	1,839,110
Sempra Energy	53,349	6,027,904

		7,867,014

Oil & Gas Equipment & Services - 0.5%
Schlumberger Ltd.	115,981	1,564,584

Oil & Gas Exploration & Production - 0.5%
ConocoPhillips	29,046	894,617
EOG Resources Inc.	4,131	148,385
Pioneer Natural Resources Co.	9,325	654,149

		1,697,151

See Notes to Schedules of Investments and Notes to Financial Statements.

State Street Institutional U.S. Equity Fund	5

State Street Institutional U.S. Equity Fund

Schedule of Investments, continued — March 31, 2020 (Unaudited)

	Number of Shares	Fair Value $

Oil & Gas Refining & Marketing - 0.1%
Marathon Petroleum Corp.	19,771	466,991

Packaged Foods & Meats - 2.0%
General Mills Inc.	25,044	1,321,572
Mondelez International Inc., Class A	116,943	5,856,505

		7,178,077

Personal Products - 0.1%
The Estee Lauder Companies Inc., Class A	2,370	377,636

Pharmaceuticals - 5.8%
Bristol-Myers Squibb Co.	51,131	2,850,042
Elanco Animal Health Inc. (a)	119,977	2,686,285
Johnson & Johnson	39,223	5,143,312
Merck & Company Inc.	110,640	8,512,642
Mylan N.V. (a)	74,710	1,113,926

		20,306,207

Property & Casualty Insurance - 0.6%
Chubb Ltd.	10,425	1,164,368
The Progressive Corp.	14,499	1,070,606

		2,234,974

Railroads - 0.6%
Union Pacific Corp.	13,945	1,966,803

Regional Banks - 2.1%
First Republic Bank	64,485	5,305,826
Regions Financial Corp.	96,043	861,506
SVB Financial Group (a)	9,026	1,363,648

		7,530,980

Restaurants - 0.9%
Domino’s Pizza Inc.	2,221	719,760
McDonald’s Corp.	14,880	2,460,408

		3,180,168

Semiconductor Equipment - 1.7%
Applied Materials Inc.	120,360	5,514,895
Lam Research Corp.	1,601	384,240

		5,899,135

Semiconductors - 2.9%
Intel Corp.	37,053	2,005,308
NVIDIA Corp.	15,074	3,973,507
QUALCOMM Inc.	11,371	769,248
Texas Instruments Inc.	33,629	3,360,546

		10,108,609

	Number of Shares	Fair Value $
Soft Drinks - 1.8%
PepsiCo Inc.	51,153	6,143,475

Specialized REITs - 1.3%
American Tower Corp.	11,313	2,463,406
Extra Space Storage Inc.	20,447	1,958,005

		4,421,411

Specialty Chemicals - 0.7%
Albemarle Corp.	17,690	997,185
DuPont de Nemours Inc.	32,151	1,096,349
Ecolab Inc.	1,619	252,289

		2,345,823

Specialty Stores - 0.4%
Tractor Supply Co.	18,151	1,534,667

Systems Software - 6.7%
Microsoft Corp.	125,412	19,778,726
Oracle Corp.	39,161	1,892,651
ServiceNow Inc. (a)	6,644	1,904,038

		23,575,415

Technology Hardware, Storage & Peripherals - 3.9%
Apple Inc.	53,894	13,704,705

Tobacco - 0.5%
Philip Morris International Inc.	24,141	1,761,327

Trading Companies & Distributors - 1.1%
United Rentals Inc. (a)	36,172	3,722,099

Trucking - 0.3%
Lyft Inc., Class A (a)	38,311	1,028,650

Wireless Telecommunication Services - 0.3%
T-Mobile US Inc. (a)	10,964	919,880

Total Common Stock (Cost $305,961,332)		341,463,129

Short-Term Investments - 2.7%
State Street Institutional U.S. Government Money Market Fund - Class G Shares 0.36% (Cost $9,425,638) (c)(d)	9,425,638	9,425,638

Total Investments (Cost $315,386,970)		350,888,767

Other Assets and Liabilities, net - 0.1%		518,647

NET ASSETS - 100.0%		351,407,414

See Notes to Schedules of Investments and Notes to Financial Statements.

6	State Street Institutional U.S. Equity Fund

State Street Institutional U.S. Equity Fund

Schedule of Investments, continued — March 31, 2020 (Unaudited)

Other Information:

The Fund had the following long futures contracts open at March 31, 2020:

Description	Expiration date	Number of Contracts	Notional Amount	Value	Unrealized Depreciation
S&P 500 Emini Index Futures	June 2020	44	$5,748,304	$5,653,340	$(94,964)

During the period ended March 31, 2020, average notional value related to long and short futures contracts was $3,561,171 or 1.01% of net assets and $274,031 or 0.08% of net assets, respectively.

The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.

(a)	Non-income producing security.
(b)	At March 31, 2020, all or a portion of this security was pledged to cover collateral requirements for futures.
(c)	Coupon amount represents effective yield.
(d)

Sponsored by SSGA Funds Management, Inc., the Fund’s investment adviser and administrator, and an affiliate of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.

†	Percentages are based on net assets as of March 31, 2020.

Abbreviations:

REIT - Real Estate Investment Trust

The following table presents the Fund’s investments measured at fair value on a recurring basis at March 31, 2020:

Fund	Investments	Level 1	Level 2	Level 3	Total

State Street Institutional U.S. Equity Fund	Investments in Securities

	Common Stock	$341,463,129	$—	$—	$341,463,129

	Short-Term Investments	9,425,638	—	—	9,425,638

	Total Investments in Securities	$350,888,767	$—	$—	$350,888,767

	Other Financial Instruments

	Long Futures Contracts - Unrealized Depreciation	$(94,964)	$—	$—	$(94,964)

Affiliate Table

	Number of Shares Held at 9/30/19	Value At 9/30/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/20	Value at 3/31/20	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	21,310,507	$21,310,507	$37,849,719	$49,734,588	$—	$—	9,425,638	$9,425,638	$86,818

See Notes to Schedules of Investments and Notes to Financial Statements.

State Street Institutional U.S. Equity Fund	7

State Street Institutional Premier Growth Equity Fund

Understanding Your Fund’s Expenses — March 31, 2020 (Unaudited)

As a shareholder of the Fund you incur ongoing costs. Ongoing costs include portfolio management fees, distribution and service fees (for Service Class shares) and trustees’ fees. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class of the Fund during the period. The information in the following table is based on an investment of $1,000, which is invested at the beginning of the period and held for the entire six-month period ended March 31, 2020.

Actual Expenses

The first section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your class under the heading “Expenses paid during period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholders reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs, such as sales charges or redemption fees, if any. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Investment Class	Actual Fund Return	Hypothetical 5% Return (2.5% for the period)
Actual Fund Return
Beginning Account Value October 1, 2019	$1,000.00	$1,000.00
Ending Account Value March 31, 2020	$984.60	$1,023.00
Expenses Paid During Period*	$1.98	$2.02

Service Class
Actual Fund Return
Beginning Account Value October 1, 2019	$1,000.00	$1,000.00
Ending Account Value March 31, 2020	$982.50	$1,021.70
Expenses Paid During Period*	$3.27	$3.34

*

Expenses are equal to the Fund’s annualized expense ratio of 0.40% for Investment Class shares and 0.65% for Service Class shares (for the period October 1, 2019-March 31, 2020), multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

8	State Street Institutional Premier Growth Equity Fund

State Street Institutional Premier Growth Equity Fund

Performance Summary — March 31, 2020 (Unaudited)

Sector Allocation

Portfolio Composition as a % of Fair Value of $66,934 (in thousands) as of March 31, 2020 (a)(b)

Top Ten Largest Holdings

as of March 31, 2020 (as a % of Fair Value) (a)(b)

Microsoft Corp.	9.87%

Apple Inc.	7.26%

Amazon.com Inc.	6.11%

Alphabet Inc., Class C	4.85%

Visa Inc., Class A	4.53%

Facebook Inc., Class A	4.19%

salesforce.com Inc.	3.31%

Applied Materials Inc.	2.83%

PepsiCo Inc.	2.81%

UnitedHealth Group Inc.	2.75%

(a)	Fair Value basis is inclusive of short-term investment in State Street Institutional U.S. Government Money Market Fund – Class G Shares.

(b)

The securities information regarding holdings, allocations and other characteristics is presented to illustrate examples of securities that the Fund has bought and the diversity of areas in which the Fund may invest as of a particular date. It may not be representative of the Fund’s current or future investments and should not be construed as a recommendation to purchase or sell a particular security.

State Street Institutional Premier Growth Equity Fund	9

State Street Institutional Premier Growth Equity Fund

Schedule of Investments — March 31, 2020 (Unaudited)

	Number of Shares	Fair Value $

Common Stock - 94.3%†
Application Software - 3.3%
salesforce.com Inc. (a)	15,403	2,217,724

Biotechnology - 5.7%
Alexion Pharmaceuticals Inc. (a)	15,174	1,362,473
BioMarin Pharmaceutical Inc. (a)	11,595	979,778
Vertex Pharmaceuticals Inc. (a)	6,362	1,513,838

		3,856,089

Cable & Satellite - 2.3%
Charter Communications Inc., Class A (a)	3,529	1,539,738

Data Processing & Outsourced Services - 7.9%
Fidelity National Information Services Inc.	10,710	1,302,765
Mastercard Inc., Class A	4,325	1,044,747
Visa Inc., Class A	18,811	3,030,828

		5,378,340

Electronic Components - 1.3%
Corning Inc.	44,027	904,315

Financial Exchanges & Data - 4.5%
CME Group Inc.	7,671	1,326,392
S&P Global Inc.	7,057	1,729,318

		3,055,710

Healthcare Equipment - 4.5%
Boston Scientific Corp. (a)	54,522	1,779,053
Intuitive Surgical Inc. (a)	2,526	1,250,900

		3,029,953

Home Improvement Retail - 1.9%
Lowe’s Companies Inc.	14,597	1,256,072

Industrial Conglomerates - 1.8%
Honeywell International Inc.	9,056	1,211,602

Interactive Media & Services - 10.6%
Alphabet Inc., Class A (a)	997	1,158,464
Alphabet Inc., Class C (a)	2,793	3,247,728
Facebook Inc., Class A (a)	16,820	2,805,576

		7,211,768

Internet & Direct Marketing Retail - 8.8%
Alibaba Group Holding Ltd. ADR (a)(b)	5,311	1,032,883
Amazon.com Inc. (a)	2,098	4,090,513
Booking Holdings Inc. (a)	616	828,717

		5,952,113

	Number of Shares	Fair Value $
Managed Healthcare - 2.7%
UnitedHealth Group Inc.	7,368	1,837,432

Movies & Entertainment - 2.3%
The Walt Disney Co.	16,043	1,549,754

Pharmaceuticals - 1.6%
Elanco Animal Health Inc. (a)	49,314	1,104,140

Regional Banks - 1.2%
First Republic Bank	9,856	810,952

Restaurants - 0.8%
Domino’s Pizza Inc.	1,766	572,308

Semiconductor Equipment - 4.0%
Applied Materials Inc.	41,414	1,897,590
ASML Holding N.V. (b)	3,158	826,259

		2,723,849

Semiconductors - 2.0%
NVIDIA Corp.	5,184	1,366,502

Soft Drinks - 2.8%
PepsiCo Inc.	15,650	1,879,565

Specialized REITs - 1.8%
American Tower Corp.	5,500	1,197,625

Specialty Chemicals - 0.8%
Albemarle Corp.	9,517	536,473

Systems Software - 12.0%
Microsoft Corp.	41,874	6,603,949
ServiceNow Inc. (a)	5,419	1,552,977

		8,156,926

Technology Hardware, Storage & Peripherals - 7.2%
Apple Inc.	19,114	4,860,499

Trading Companies & Distributors - 1.9%
United Rentals Inc. (a)	12,387	1,274,622

Trucking - 0.6%
Lyft Inc., Class A (a)	15,524	416,819

Total Common Stock (Cost $45,719,385)		63,900,890

See Notes to Schedules of Investments and Notes to Financial Statements.

10	State Street Institutional Premier Growth Equity Fund

State Street Institutional Premier Growth Equity Fund

Schedule of Investments, continued — March 31, 2020 (Unaudited)

	Number of Shares	Fair Value $

Exchange Traded & Mutual Funds - 1.1%
The Consumer Discretionary Select Sector SPDR Fund (Cost $834,139)	7,435	729,225

Total Investments in Securities (Cost $46,553,524)		64,630,115

	Number of Shares	Fair Value $

Short-Term Investments - 3.4%
State Street Institutional U.S. Government Money Market Fund - Class G Shares 0.36% (Cost $2,303,428) (b)(c)(d)	2,303,428	2,303,428

Total Investments (Cost $48,856,952)		66,933,543

Other Assets and Liabilities, net - 1.2%		801,818

NET ASSETS - 100.0%		67,735,361

Other Information:

The Fund had the following long futures contracts open at March 31, 2020:

Description	Expiration date	Number of Contracts	Notional Amount	Value	Unrealized Appreciation
S&P 500 Emini Index Futures	June 2020	10	$1,239,177	$1,284,850	$45,673

During the period ended March 31, 2020, average notional value related to long and short futures contracts was $1,557,766 or 2.3% of net assets and $512,960 or 0.8% of net assets, respectively.

The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.

(a)	Non-income producing security
(b)	At March 31, 2020, all or a portion of this security was pledged to cover collateral requirements for futures.
(c)	Coupon amount represents effective yield.
(d)

Sponsored by SSGA Funds Management, Inc., the Fund’s investment adviser and administrator, and an affiliate of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.

†	Percentages are based on net assets as of March 31, 2020.

Abbreviations:

ADR - American Depositary Receipt

REIT - Real Estate Investment Trust

SPDR - Standard and Poor’s Depositary Receipt

See Notes to Schedules of Investments and Notes to Financial Statements.

State Street Institutional Premier Growth Equity Fund	11

State Street Institutional Premier Growth Equity Fund

Schedule of Investments, continued — March 31, 2020 (Unaudited)

The following table presents the Fund’s investments measured at fair value on a recurring basis at March 31, 2020:

Fund	Investments	Level 1	Level 2	Level 3	Total

State Street Institutional Premier Growth Equity Fund	Investments in Securities

	Common Stock	$63,900,890	$—	$—	$63,900,890

	Exchange Traded & Mutual Funds	729,225	—	—	729,225

	Short-Term Investments	2,303,428	—	—	2,303,428

	Total Investments in Securities	$66,933,543	$—	$—	$66,933,543

	Other Financial Instruments

	Long Futures Contracts - Unrealized Appreciation	$45,673	$—	$—	$45,673

Affiliate Table

	Number of Shares Held at 9/30/19	Value At 9/30/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/20	Value at 3/31/20	Dividend Income
The Consumer Discretionary Select Sector SPDR Fund	18,198	$2,196,499	$407,619	$1,689,184	$(62,299)	$(123,410)	7,435	$729,225	$9,194
State Street Institutional U.S. Government Money Market Fund, Class G Shares	1,985,510	1,985,510	29,735,983	29,418,065	—	—	2,303,428	2,303,428	45,440

TOTAL		$4,182,009	$30,143,602	$31,107,249	$(62,299)	$(123,410)		$3,032,653	$54,634

See Notes to Schedules of Investments and Notes to Financial Statements.

12	State Street Institutional Premier Growth Equity Fund

State Street Institutional Small-Cap Equity Fund

Understanding Your Fund’s Expenses — March 31, 2020 (Unaudited)

As a shareholder of the Fund you incur ongoing costs. Ongoing costs include portfolio management fees, distribution and service fees (for Service Class shares) and trustees’ fees. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class of the Fund during the period. The information in the following table is based on an investment of $1,000, which is invested at the beginning of the period and held for the entire six-month period ended March 31, 2020.

Actual Expenses

The first section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your class under the heading “Expenses paid during the period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholders reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs, such as sales charges or redemption fees, if any. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Investment Class	Actual Fund Return	Hypothetical 5% Return (2.5% for the period)
Actual Fund Return
Beginning Account Value October 1, 2019	$1,000.00	$1,000.00
Ending Account Value March 31, 2020	$745.80	$1,020.60
Expenses Paid During Period*	$3.84	$4.45

Service Class
Actual Fund Return
Beginning Account Value October 1, 2019	$1,000.00	$1,000.00
Ending Account Value March 31, 2020	$745.30	$1,019.40
Expenses Paid During Period*	$4.93	$5.70

*

Expenses are equal to the Fund’s annualized expense ratio of 0.88% for Investment Class shares and 1.13% for Service Class shares (for the period October 1, 2019-March 31, 2020), multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

State Street Institutional Small-Cap Equity Fund	13

State Street Institutional Small-Cap Equity Fund

Performance Summary — March 31, 2020 (Unaudited)

Sector Allocation

Portfolio Composition as a % of Fair Value of $833,714 (in thousands) as of March 31, 2020 (a)(b)

Top Ten Largest Holdings

as of March 31, 2020 (as a % of Fair Value) (a)(b)

Darling Ingredients Inc.	1.22%

Dycom Industries Inc.	1.10%

John Wiley & Sons Inc., Class A	1.08%

The Brink’s Co.	1.03%

IDACORP Inc.	1.02%

Hill-Rom Holdings Inc.	1.01%

Sanderson Farms Inc.	0.99%

Barnes Group Inc.	0.97%

Ritchie Bros Auctioneers Inc.	0.96%

The Timken Co.	0.96%

(a)	Fair Value basis is inclusive of short-term investment in State Street Institutional U.S. Government Money Market Fund – Class G Shares.

(b)

The securities information regarding holdings, allocations and other characteristics is presented to illustrate examples of securities that the Fund has bought and the diversity of areas in which the Fund may invest as of a particular date. It may not be representative of the Fund’s current or future investments and should not be construed as a recommendation to purchase or sell a particular security.

14	State Street Institutional Small-Cap Equity Fund

State Street Institutional Small-Cap Equity Fund

Schedule of Investments — March 31, 2020 (Unaudited)

	Number of Shares	Fair Value $

Common Stock - 94.6%†
Aerospace & Defense - 0.8%
Cubic Corp.	15,600	644,436
Teledyne Technologies Inc. (a)	19,659	5,844,031

		6,488,467

Agricultural & Farm Machinery - 0.9%
AGCO Corp.	168,121	7,943,717

Agricultural Products - 1.2%
Darling Ingredients Inc. (a)	529,892	10,158,030

Air Freight & Logistics - 0.3%
Air Transport Services Group Inc. (a)	32,308	590,590
Echo Global Logistics Inc. (a)	31,329	535,100
Forward Air Corp.	14,463	732,551
Hub Group Inc., Class A (a)	13,749	625,167

		2,483,408

Airlines - 0.0%*
Hawaiian Holdings Inc.	14,716	153,635

Apparel Retail - 0.7%
American Eagle Outfitters Inc.	173,736	1,381,201
Burlington Stores Inc. (a)	16,374	2,594,624
Chico’s FAS Inc.	217,043	279,986
The Buckle Inc.	126,417	1,733,177

		5,988,988

Application Software - 5.6%
ACI Worldwide Inc. (a)	156,473	3,778,823
Altair Engineering Inc., Class A (a)	66,619	1,765,404
Blackbaud Inc.	108,176	6,009,177
Blackline Inc. (a)	87,089	4,581,752
Box Inc., Class A (a)	32,899	461,902
Cloudera Inc. (a)	38,228	300,854
Cornerstone OnDemand Inc. (a)	70,128	2,226,564
Digital Turbine Inc. (a)	78,793	339,598
Envestnet Inc. (a)	59,500	3,199,910
Medallia Inc. (a)	115,000	2,304,600
Mitek Systems Inc. (a)	72,809	573,735
New Relic Inc. (a)	118,225	5,466,724
Q2 Holdings Inc. (a)	102,500	6,053,650
RealPage Inc. (a)	54,096	2,863,301
SPS Commerce Inc. (a)	4,965	230,922
Verint Systems Inc. (a)	29,543	1,270,349
Yext Inc. (a)	458,000	4,667,020
Zix Corp. (a)	147,492	635,691

		46,729,976

	Number of Shares	Fair Value $
Asset Management & Custody Banks - 0.1%
Brightsphere Investment Group Inc. (a)	48,744	311,474
Cohen & Steers Inc.	14,143	642,800

		954,274

Auto Parts & Equipment - 0.6%
Dana Inc.	101,182	790,231
Dorman Products Inc. (a)	14,447	798,486
LCI Industries	18,231	1,218,378
Modine Manufacturing Co. (a)	84,162	273,526
Standard Motor Products Inc.	48,300	2,007,831

		5,088,452

Automobile Manufacturers - 0.7%
Thor Industries Inc.	138,619	5,846,949
Winnebago Industries Inc.	16,344	454,527

		6,301,476

Automotive Retail - 1.3%
America’s Car-Mart Inc. (a)	29,175	1,644,011
Group 1 Automotive Inc.	55,625	2,461,963
Lithia Motors Inc., Class A	3,966	324,379
Monro Inc.	28,651	1,255,200
Murphy USA Inc. (a)	61,479	5,186,369

		10,871,922

Biotechnology - 0.5%
Emergent BioSolutions Inc. (a)	36,025	2,084,406
Heron Therapeutics Inc. (a)	118,419	1,390,239
Ironwood Pharmaceuticals Inc. (a)	42,651	430,349
Vanda Pharmaceuticals Inc. (a)	32,400	335,664

		4,240,658

Brewers - 0.4%
The Boston Beer Company Inc., Class A (a)	8,240	3,028,694

Building Products - 0.7%
American Woodmark Corp. (a)	16,630	757,829
Builders FirstSource Inc. (a)	36,199	442,714
CSW Industrials Inc.	26,500	1,718,525
Patrick Industries Inc.	14,467	407,391
Universal Forest Products Inc.	57,717	2,146,495

		5,472,954

Commodity Chemicals - 0.6%
AdvanSix Inc. (a)	30,014	286,334
Koppers Holdings Inc. (a)	379,485	4,694,229

		4,980,563

See Notes to Schedules of Investments and Notes to Financial Statements.

State Street Institutional Small-Cap Equity Fund	15

State Street Institutional Small-Cap Equity Fund

Schedule of Investments, continued — March 31, 2020 (Unaudited)

	Number of Shares	Fair Value $

Communications Equipment - 0.6%
Extreme Networks Inc. (a)	350,529	1,083,135
Infinera Corp. (a)	127,039	673,307
Lumentum Holdings Inc. (a)	22,944	1,690,973
NETGEAR Inc. (a)	41,728	953,067
Plantronics Inc.	41,332	415,800

		4,816,282

Computer & Electronics Retail - 0.0%*
Rent-A-Center Inc.	20,810	294,253

Construction & Engineering - 2.2%
Aegion Corp. (a)	308,359	5,528,877
Comfort Systems USA Inc.	10,382	379,462
Dycom Industries Inc. (a)	359,082	9,210,453
EMCOR Group Inc.	9,880	605,842
Great Lakes Dredge & Dock Corp. (a)	80,890	671,387
MasTec Inc. (a)	13,172	431,119
Valmont Industries Inc.	14,961	1,585,567

		18,412,707

Construction Machinery & Heavy Trucks - 1.6%
Alamo Group Inc.	24,275	2,155,134
Astec Industries Inc.	29,457	1,030,111
The Greenbrier Companies Inc.	42,120	747,209
The Manitowoc Company Inc. (a)	137,281	1,166,889
Trinity Industries Inc.	464,269	7,460,803
Wabash National Corp.	119,550	863,151

		13,423,297

Construction Materials - 0.1%
Eagle Materials Inc.	15,309	894,352

Consumer Electronics - 0.0%*
Universal Electronics Inc. (a)	9,344	358,529

Consumer Finance - 0.2%
Curo Group Holdings Corp.	35,714	189,284
Enova International Inc. (a)	57,244	829,466
Green Dot Corp., Class A (a)	18,550	470,984

		1,489,734

Data Processing & Outsourced Services - 1.9%
Broadridge Financial Solutions Inc.	60,390	5,726,784
Cass Information Systems Inc.	7,538	265,036
CSG Systems International Inc.	64,795	2,711,671
EVERTEC Inc.	35,381	804,210
ExlService Holdings Inc. (a)	5,822	302,918
I3 Verticals Inc., Class A (a)	27,420	523,448

	Number of Shares	Fair Value $
MAXIMUS Inc.	11,839	689,030
NIC Inc.	224,451	5,162,373

		16,185,470

Distillers & Vintners - 0.2%
MGP Ingredients Inc.	77,240	2,076,984

Distributors - 0.5%
Core-Mark Holding Company Inc.	21,024	600,656
LKQ Corp. (a)	179,343	3,678,325

		4,278,981

Diversified Metals & Mining - 0.3%
Compass Minerals International Inc.	56,651	2,179,364
Materion Corp.	14,804	518,288

		2,697,652

Diversified REITs - 0.2%
American Assets Trust Inc.	40,799	1,019,975
Essential Properties Realty Trust Inc.	51,445	671,872

		1,691,847

Diversified Support Services - 1.7%
Healthcare Services Group Inc.	176,432	4,218,489
IAA Inc. (a)	42,440	1,271,502
Ritchie Bros Auctioneers Inc.	235,130	8,036,744
UniFirst Corp.	6,220	939,780

		14,466,515

Education Services - 0.3%
K12 Inc. (a)	130,769	2,466,303

Electric Utilities - 1.1%
ALLETE Inc.	18,301	1,110,505
IDACORP Inc.	96,579	8,478,670

		9,589,175

Electrical Components & Equipment - 0.6%
Atkore International Group Inc. (a)	24,447	515,098
EnerSys	7,188	355,950
Generac Holdings Inc. (a)	26,127	2,434,253
Regal Beloit Corp.	21,319	1,342,031

		4,647,332

Electronic Components - 1.4%
Belden Inc.	215,890	7,789,311
Littelfuse Inc.	29,849	3,982,454
Rogers Corp. (a)	3,695	348,882

		12,120,647

See Notes to Schedules of Investments and Notes to Financial Statements.

16	State Street Institutional Small-Cap Equity Fund

State Street Institutional Small-Cap Equity Fund

Schedule of Investments, continued — March 31, 2020 (Unaudited)

	Number of Shares	Fair Value $

Electronic Equipment & Instruments - 1.0%
Itron Inc. (a)	10,541	588,504
National Instruments Corp.	58,286	1,928,101
Novanta Inc. (a)	8,690	694,157
OSI Systems Inc. (a)	2,435	167,820
Zebra Technologies Corp., Class A (a)	25,117	4,611,481

		7,990,063

Electronic Manufacturing Services - 0.7%
Fabrinet (a)	14,493	790,738
Methode Electronics Inc.	47,192	1,247,285
Plexus Corp. (a)	31,046	1,693,870
Sanmina Corp. (a)	25,065	683,773
TTM Technologies Inc. (a)	129,428	1,338,285

		5,753,951

Environmental & Facilities Services - 0.8%
Clean Harbors Inc. (a)	123,040	6,316,874

Food Distributors - 0.4%
Performance Food Group Co. (a)	146,770	3,628,154

Food Retail - 0.2%
Casey’s General Stores Inc.	5,479	725,913
Sprouts Farmers Market Inc. (a)	37,017	688,146

		1,414,059

Footwear - 0.5%
Deckers Outdoor Corp. (a)	11,070	1,483,380
Wolverine World Wide Inc.	185,500	2,819,600

		4,302,980

Forest Products - 0.1%
Boise Cascade Co.	26,228	623,702

Gas Utilities - 0.3%
Chesapeake Utilities Corp.	7,461	639,482
Spire Inc.	26,389	1,965,453

		2,604,935

Health Care REITs - 0.3%
National Health Investors Inc.	21,060	1,042,891
Physicians Realty Trust	100,559	1,401,793

		2,444,684

Healthcare Distributors - 0.2%
Covetrus Inc. (a)	160,057	1,302,864

Healthcare Equipment - 5.0%
AtriCure Inc. (a)	92,810	3,117,488
Cantel Medical Corp.	92,000	3,302,800

	Number of Shares	Fair Value $
Cardiovascular Systems Inc. (a)	146,835	5,170,060
CONMED Corp.	70,000	4,008,900
Envista Holdings Corp. (a)	12,445	185,928
Globus Medical Inc., Class A (a)	36,905	1,569,570
Hill-Rom Holdings Inc.	83,324	8,382,395
Integer Holdings Corp. (a)	9,422	592,267
Integra LifeSciences Holdings Corp. (a)	152,000	6,789,840
IntriCon Corp. (a)	80,491	947,379
LeMaitre Vascular Inc.	32,488	809,601
LivaNova PLC (a)	13,405	606,576
Masimo Corp. (a)	14,500	2,568,240
Orthofix Medical Inc. (a)	34,193	957,746
Penumbra Inc. (a)	17,950	2,895,874
Tactile Systems Technology Inc. (a)	10,840	435,334

		42,339,998

Healthcare Facilities - 0.7%
Acadia Healthcare Company Inc. (a)	149,963	2,751,821
Hanger Inc. (a)	99,930	1,556,910
Select Medical Holdings Corp. (a)	41,095	616,425
Tenet Healthcare Corp. (a)	16,437	236,693
The Ensign Group Inc.	14,376	540,681

		5,702,530

Healthcare Services - 1.1%
Amedisys Inc. (a)	5,483	1,006,350
AMN Healthcare Services Inc. (a)	45,620	2,637,292
BioTelemetry Inc. (a)	76,552	2,948,018
LHC Group Inc. (a)	2,319	325,124
MEDNAX Inc. (a)	137,760	1,603,526
R1 RCM Inc. (a)	58,893	535,337

		9,055,647

Healthcare Supplies - 0.8%
Avanos Medical Inc. (a)	186,500	5,022,445
Haemonetics Corp. (a)	1,917	191,048
Lantheus Holdings Inc. (a)	47,434	605,258
Quidel Corp. (a)	7,420	725,750

		6,544,501

Healthcare Technology - 1.3%
Computer Programs & Systems Inc.	21,615	480,934
HMS Holdings Corp. (a)	171,297	4,328,675
Inspire Medical Systems Inc. (a)	47,515	2,864,204
NextGen Healthcare Inc. (a)	76,811	801,907
Omnicell Inc. (a)	17,951	1,177,227
Teladoc Health Inc. (a)	10,500	1,627,605

		11,280,552

See Notes to Schedules of Investments and Notes to Financial Statements.

State Street Institutional Small-Cap Equity Fund	17

State Street Institutional Small-Cap Equity Fund

Schedule of Investments, continued — March 31, 2020 (Unaudited)

	Number of Shares	Fair Value $

Home Building - 0.8%
Cavco Industries Inc. (a)	11,631	1,685,797
Installed Building Products Inc. (a)	6,725	268,126
LGI Homes Inc. (a)	19,969	901,600
Meritage Homes Corp. (a)	8,115	296,279
Skyline Champion Corp. (a)	63,093	989,298
TopBuild Corp. (a)	31,063	2,225,353

		6,366,453

Home Furnishing Retail - 0.3%
Aaron’s Inc.	81,900	1,865,682
RH (a)	6,385	641,501
Sleep Number Corp. (a)	13,883	265,998

		2,773,181

Hotel & Resort REITs - 0.2%
RLJ Lodging Trust	245,103	1,892,195

Hotels, Resorts & Cruise Lines - 0.8%
Extended Stay America Inc.	876,913	6,410,234

Household Appliances - 0.1%
Helen of Troy Ltd. (a)	6,567	945,845

Human Resource & Employment Services - 0.3%
ASGN Inc. (a)	15,373	542,974
Barrett Business Services Inc.	8,117	321,758
Heidrick & Struggles International Inc.	18,099	407,228
Insperity Inc.	13,228	493,404
Kforce Inc.	29,316	749,610

		2,514,974

Hypermarkets & Super Centers - 0.1%
BJ’s Wholesale Club Holdings Inc. (a)	33,473	852,557

Industrial Machinery - 6.9%
Albany International Corp., Class A	11,000	520,630
Altra Industrial Motion Corp.	283,653	4,961,091
Barnes Group Inc.	192,735	8,062,105
Crane Co.	127,733	6,281,909
Enerpac Tool Group Corp.	332,369	5,500,707
Evoqua Water Technologies Corp. (a)	65,500	734,255
John Bean Technologies Corp.	85,835	6,374,965
LB Foster Co., Class A (a)	49,845	616,084
Lydall Inc. (a)	34,490	222,805
Mueller Industries Inc.	150,530	3,603,688
Standex International Corp.	44,500	2,181,390
The Timken Co. (a)	247,987	8,019,900
TriMas Corp.	116,110	2,682,141

	Number of Shares	Fair Value $
Watts Water Technologies Inc., Class A	41,275	3,493,929
Welbilt Inc. (a)	431,000	2,211,030
Woodward Inc.	38,988	2,317,447

		57,784,076

Industrial REITs - 0.8%
EastGroup Properties Inc.	44,194	4,617,389
Monmouth Real Estate Investment Corp.	103,649	1,248,971
Rexford Industrial Realty Inc.	20,904	857,273

		6,723,633

Interactive Home Entertainment - 0.1%
Glu Mobile Inc. (a)	103,099	648,493

Internet & Direct Marketing Retail - 0.1%
1-800-Flowers.com Inc., Class A (a)	43,577	576,524

Investment Banking & Brokerage - 1.0%
Evercore Inc., Class A	10,580	487,315
Houlihan Lokey Inc.	24,468	1,275,272
Piper Sandler Cos.,	30,318	1,533,181
Raymond James Financial Inc.	56,530	3,572,696
Stifel Financial Corp.	34,070	1,406,410

		8,274,874

IT Consulting & Other Services - 0.4%
Perficient Inc. (a)	26,302	712,521
Unisys Corp. (a)	154,304	1,905,655
Virtusa Corp. (a)	28,700	815,080

		3,433,256

Leisure Facilities - 0.0%*
SeaWorld Entertainment Inc. (a)	21,804	240,280

Leisure Products - 0.7%
Callaway Golf Co.	53,091	542,590
Malibu Boats Inc., Class A (a)	18,854	542,807
MasterCraft Boat Holdings Inc. (a)	37,417	273,144
Polaris Inc.	92,771	4,466,923

		5,825,464

Life & Health Insurance - 0.2%
Trupanion Inc. (a)	51,776	1,347,729

Life Sciences Tools & Services - 2.8%
Bruker Corp.	112,726	4,042,354
ICON PLC (a)	47,041	6,397,576
Medpace Holdings Inc. (a)	13,610	998,702
PRA Health Sciences Inc. (a)	10,872	902,811
Repligen Corp. (a)	61,206	5,908,827

See Notes to Schedules of Investments and Notes to Financial Statements.

18	State Street Institutional Small-Cap Equity Fund

State Street Institutional Small-Cap Equity Fund

Schedule of Investments, continued — March 31, 2020 (Unaudited)

	Number of Shares	Fair Value $

Syneos Health Inc. (a)	125,091	4,931,087

		23,181,357

Managed Healthcare - 0.0%*
Magellan Health Inc. (a)	8,216	395,272

Marine - 0.1%
Kirby Corp. (a)	12,685	551,417

Metal & Glass Containers - 0.0%*
Silgan Holdings Inc.	8,098	235,004

Mortgage REITs - 0.1%
Blackstone Mortgage Trust Inc., Class A	17,918	333,633
Redwood Trust Inc.	153,460	776,508

		1,110,141

Multi-Line Insurance - 0.5%
Horace Mann Educators Corp.	94,211	3,447,180
National General Holdings Corp.	33,309	551,264

		3,998,444

Multi-Utilities - 0.2%
Black Hills Corp.	21,392	1,369,730

Office REITs - 1.2%
Corporate Office Properties Trust	67,104	1,485,011
Cousins Properties Inc.	207,122	6,062,461
Easterly Government Properties Inc.	95,306	2,348,340

		9,895,812

Office Services & Supplies - 1.2%
Herman Miller Inc.	22,856	507,403
HNI Corp.	46,360	1,167,809
Knoll Inc.	37,135	383,233
MSA Safety Inc.	67,531	6,834,137
Steelcase Inc., Class A	125,722	1,240,876

		10,133,458

Oil & Gas Drilling - 0.1%
Helmerich & Payne Inc.	33,720	527,718

Oil & Gas Equipment & Services - 0.1%
Apergy Corp. (a)	31,745	182,534
Natural Gas Services Group Inc. (a)	47,791	213,148
Oil States International Inc. (a)	257,290	522,299
ProPetro Holding Corp. (a)	48,531	121,327

		1,039,308

	Number of Shares	Fair Value $
Oil & Gas Exploration & Production - 0.4%
Cabot Oil & Gas Corp.	31,187	536,105
Cimarex Energy Co.	73,117	1,230,559
Ovintiv Inc.	228,845	617,882
PDC Energy Inc. (a)	190,383	1,182,278

		3,566,824

Other Diversified Financial Services - 0.0%*
Voya Financial Inc.	8,819	357,610

Packaged Foods & Meats - 5.0%
B&G Foods Inc.	182,000	3,292,380
Freshpet Inc. (a)	78,500	5,013,795
Hostess Brands Inc. (a)	537,000	5,724,420
J&J Snack Foods Corp.	12,500	1,512,500
John B Sanfilippo & Son Inc.	8,881	793,961
Lancaster Colony Corp.	52,500	7,593,600
Sanderson Farms Inc.	66,959	8,257,384
The Simply Good Foods Co. (a)	247,500	4,766,850
TreeHouse Foods Inc. (a)	112,000	4,944,800

		41,899,690

Paper Products - 0.1%
Neenah Inc.	20,749	894,904

Personal Products - 0.3%
elf Beauty Inc. (a)	199,500	1,963,080
Medifast Inc.	6,584	411,500

		2,374,580

Pharmaceuticals - 2.1%
ANI Pharmaceuticals Inc. (a)	15,041	612,770
Catalent Inc. (a)	119,695	6,218,155
Collegium Pharmaceutical Inc. (a)	37,510	612,538
Endo International PLC (a)	46,616	172,479
Horizon Therapeutics PLC (a)	46,757	1,384,943
Prestige Consumer Healthcare Inc. (a)	213,919	7,846,549
Supernus Pharmaceuticals Inc. (a)	20,450	367,896

		17,215,330

Property & Casualty Insurance - 2.5%
AMERISAFE Inc.	61,952	3,994,045
Argo Group International Holdings Ltd.	137,788	5,106,423
James River Group Holdings Ltd.	66,500	2,409,960
Kemper Corp.	6,521	484,967
Palomar Holdings Inc. (a)	30,500	1,773,880
RLI Corp.	47,039	4,136,139
Selective Insurance Group Inc.	53,555	2,661,684

See Notes to Schedules of Investments and Notes to Financial Statements.

State Street Institutional Small-Cap Equity Fund	19

State Street Institutional Small-Cap Equity Fund

Schedule of Investments, continued — March 31, 2020 (Unaudited)

	Number of Shares	Fair Value $

Stewart Information Services Corp.	12,192	325,161

		20,892,259

Publishing - 1.1%
John Wiley & Sons Inc., Class A	240,879	9,030,554

Real Estate Services - 0.0%*
Newmark Group Inc., Class A	31,057	131,992

Regional Banks - 8.2%
1st Source Corp.	41,977	1,361,314
Atlantic Union Bankshares Corp.	52,028	1,139,413
BankUnited Inc.	26,966	504,264
Bryn Mawr Bank Corp.	58,500	1,660,230
Cadence BanCorp	151,265	990,786
Community Bank System Inc.	56,000	3,292,800
Cullen/Frost Bankers Inc.	39,328	2,194,109
CVB Financial Corp.	139,500	2,796,975
Enterprise Financial Services Corp.	47,443	1,324,134
Equity Bancshares Inc., Class A (a)	68,321	1,178,537
First Interstate BancSystem Inc., Class A	30,942	892,367
Franklin Financial Network Inc.	37,592	766,501
Fulton Financial Corp.	266,169	3,058,282
German American Bancorp Inc.	66,500	1,825,425
Glacier Bancorp Inc.	18,442	627,120
Home BancShares Inc.	49,599	594,692
IBERIABANK Corp.	83,085	3,004,354
Independent Bank Corp.	68,000	4,377,160
Investors Bancorp Inc.	82,530	659,415
Lakeland Financial Corp.	19,506	716,846
National Bank Holdings Corp., Class A	41,960	1,002,844
Origin Bancorp Inc.	52,297	1,059,014
PacWest Bancorp	70,712	1,267,159
Pinnacle Financial Partners Inc.	23,115	867,737
Prosperity Bancshares Inc.	126,786	6,117,425
Renasant Corp.	185,775	4,057,326
Sandy Spring Bancorp Inc.	53,482	1,210,832
Stock Yards Bancorp Inc.	55,000	1,591,150
UMB Financial Corp.	98,500	4,568,430
United Community Banks Inc.	64,345	1,178,157
Valley National Bancorp	87,993	643,229
Washington Trust Bancorp Inc.	47,000	1,718,320
Westamerica Bancorporation	80,667	4,741,606
Western Alliance Bancorp	120,061	3,675,067
Wintrust Financial Corp.	56,250	1,848,375

		68,511,395

	Number of Shares	Fair Value $
Research & Consulting Services - 0.7%
CoreLogic Inc.	115,972	3,541,785
Resources Connection Inc.	252,394	2,768,762

		6,310,547

Residential REITs - 0.1%
NexPoint Residential Trust Inc.	48,285	1,217,265

Restaurants - 1.0%
Bloomin’ Brands Inc.	17,697	126,357
Brinker International Inc.	20,743	249,123
Cracker Barrel Old Country Store Inc.	14,207	1,182,306
Dave & Buster’s Entertainment Inc.	12,222	159,864
Ruth’s Hospitality Group Inc.	77,941	520,646
Texas Roadhouse Inc.	118,116	4,878,191
The Cheesecake Factory Inc.	60,629	1,035,543

		8,152,030

Retail REITs - 0.1%
Retail Opportunity Investments Corp.	53,007	439,428

Security & Alarm Services - 1.0%
The Brink’s Co.	165,220	8,599,701

Semiconductor Equipment - 0.7%
Brooks Automation Inc.	57,140	1,742,770
Ichor Holdings Ltd. (a)	74,129	1,420,312
Onto Innovation Inc. (a)	83,880	2,488,719

		5,651,801

Semiconductors - 0.5%
Diodes Inc. (a)	17,117	695,549
Semtech Corp. (a)	104,481	3,918,038

		4,613,587

Soft Drinks - 0.3%
Primo Water Corp.	258,889	2,345,534

Specialized Consumer Services - 0.3%
OneSpaWorld Holdings Ltd.	136,683	554,933
ServiceMaster Global Holdings Inc. (a)	63,049	1,702,323
WW International Inc. (a)	14,181	239,801

		2,497,057

Specialized REITs - 0.9%
CoreSite Realty Corp.	27,330	3,167,547
National Storage Affiliates Trust	39,128	1,158,189
PotlatchDeltic Corp.	59,655	1,872,570

See Notes to Schedules of Investments and Notes to Financial Statements.

20	State Street Institutional Small-Cap Equity Fund

State Street Institutional Small-Cap Equity Fund

Schedule of Investments, continued — March 31, 2020 (Unaudited)

	Number of Shares	Fair Value $

QTS Realty Trust Inc., Class A	19,661	1,140,535

		7,338,841

Specialty Chemicals - 3.7%
Chase Corp.	16,500	1,357,785
HB Fuller Co.	100,122	2,796,407
Ingevity Corp. (a)	91,336	3,215,027
Innospec Inc.	37,520	2,607,265
Minerals Technologies Inc.	19,684	713,742
PolyOne Corp.	176,404	3,346,384
Quaker Chemical Corp.	34,011	4,294,909
Sensient Technologies Corp.	151,720	6,601,337
Stepan Co.	71,254	6,303,129

		31,235,985

Specialty Stores - 0.5%
Hudson Ltd., Class A (a)	37,505	188,275
National Vision Holdings Inc. (a)	93,500	1,815,770
Sally Beauty Holdings Inc. (a)	316,278	2,555,526

		4,559,571

Steel - 0.5%
Carpenter Technology Corp.	34,193	666,764
Commercial Metals Co.	152,651	2,410,359
Steel Dynamics Inc.	56,278	1,268,506

		4,345,629

Systems Software - 1.3%
CommVault Systems Inc. (a)	9,879	399,902
Progress Software Corp.	23,800	761,600
Qualys Inc. (a)	17,000	1,478,830
SailPoint Technologies Holding Inc. (a)	217,500	3,310,350
Tenable Holdings Inc. (a)	226,500	4,951,290

		10,901,972

Technology Distributors - 0.2%
ePlus Inc. (a)	6,270	392,627
Insight Enterprises Inc. (a)	14,173	597,109
SYNNEX Corp.	6,060	442,986

		1,432,722

Technology Hardware, Storage & Peripherals - 0.7%
Pure Storage Inc., Class A (a)	487,000	5,990,100

Thrifts & Mortgage Finance - 0.9%
Axos Financial Inc. (a)	44,140	800,258
Essent Group Ltd.	18,615	490,319
Flagstar Bancorp Inc.	42,217	837,163
FS Bancorp Inc.	8,657	311,652
HomeStreet Inc.	61,547	1,368,190

	Number of Shares	Fair Value $
Kearny Financial Corp.	51,068	438,674
NMI Holdings Inc., Class A (a)	33,832	392,789
WSFS Financial Corp.	109,530	2,729,488

		7,368,533

Tires & Rubber - 0.1%
Cooper Tire & Rubber Co.	69,863	1,138,767

Trading Companies & Distributors - 0.9%
Applied Industrial Technologies Inc.	119,667	5,471,175
BMC Stock Holdings Inc. (a)	33,867	600,462
Foundation Building Materials Inc. (a)	38,061	391,648
GMS Inc. (a)	29,783	468,487
Herc Holdings Inc. (a)	22,923	469,004

		7,400,776

Trucking - 0.7%
ArcBest Corp.	16,980	297,489
Avis Budget Group Inc. (a)	21,737	302,144
Marten Transport Ltd.	83,507	1,713,564
PAM Transportation Services Inc. (a)	3,985	122,539
Saia Inc. (a)	48,763	3,586,031

		6,021,767

Total Common Stock (Cost $883,641,942)		793,584,948

Short-Term Investments - 4.8%
State Street Institutional U.S. Government Money Market Fund - Class G Shares 0.36% (Cost $40,129,515) (b)(c)(d)	40,129,515	40,129,515

Total Investments (Cost $923,771,457)		833,714,463

Other Assets and Liabilities, net - 0.6%		4,933,931

NET ASSETS - 100.0%		838,648,394

See Notes to Schedules of Investments and Notes to Financial Statements.

State Street Institutional Small-Cap Equity Fund	21

State Street Institutional Small-Cap Equity Fund

Schedule of Investments, continued — March 31, 2020 (Unaudited)

Other Information:

The Fund had the following long futures contracts open at March 31, 2020:

Description	Expiration date	Number of Contracts	Notional Amount	Value	Unrealized Appreciation
E-mini Russell 2000 Index Futures	June 2020	238	$12,422,407	$13,656,440	$1,234,033

During the period ended March 31, 2020, average notional value related to long futures contracts was $15,066,250 or 1.8% of net assets.

The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.

(a)	Non-income producing security.
(b)	At March 31, 2020, all or a portion of this security was pledged to cover collateral requirements for futures.
(c)	Coupon amount represents effective yield.
(d)

Sponsored by SSGA Funds Management, Inc., the Fund’s investment adviser and administrator, and an affiliate of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.

†	Percentages are based on net assets as of March 31, 2020.
*	Less than 0.05%.

Abbreviations:

REIT- Real Estate Investment Trust

The following table presents the Fund’s investments measured at fair value on a recurring basis at March 31, 2020:

Fund	Investments	Level 1	Level 2	Level 3	Total

State Street Institutional Small-Cap Equity Fund	Investments in Securities

	Common Stock	$793,584,948	$—	$—	$793,584,948

	Short-Term Investments	40,129,515	—	—	40,129,515

	Total Investments in Securities	$833,714,463	$—	$—	$833,714,463

	Other Financial Instruments

	Long Futures Contracts - Unrealized Appreciation	$1,234,033	$—	$—	$1,234,033

Affiliate Table

	Number of Shares Held at 9/30/19	Value At 9/30/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/20	Value at 3/31/20	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	66,352,770	$66,352,770	$273,373,672	$299,596,927	$—	$—	40,129,515	$40,129,515	$551,675

See Notes to Schedules of Investments and Notes to Financial Statements.

22	State Street Institutional Small-Cap Equity Fund

State Street Institutional International Equity Fund

Understanding Your Fund’s Expenses — March 31, 2020 (Unaudited)

As a shareholder of the Fund you incur ongoing costs. Ongoing costs include portfolio management fees, distribution and service fees (for Service Class shares) and trustees’ fees. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class of the Fund during the period. The information in the following table is based on an investment of $1,000, which is invested at the beginning of the period and held for the entire six-month period ended March 31, 2020.

Actual Expenses

The first section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your class under the heading “Expenses paid during the period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholders reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs, such as sales charges or redemption fees, if any. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Investment Class	Actual Fund Return	Hypothetical 5% Return (2.5% for the period)
Actual Fund Return
Beginning Account Value October 1, 2019	$1,000.00	$1,000.00
Ending Account Value March 31, 2020	$857.30	$1,022.30
Expenses Paid During Period*	$2.55	$2.78

Service Class
Actual Fund Return
Beginning Account Value October 1, 2019	$1,000.00	$1,000.00
Ending Account Value March 31, 2020	$856.20	$1,021.00
Expenses Paid During Period*	$3.71	$4.04

*

Expenses are equal to the Fund’s annualized expense ratio of 0.55% for Investment Class shares and 0.80% for Service Class shares (for the period October 1, 2019-March 31, 2020), multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

State Street Institutional International Equity Fund	23

State Street Institutional International Equity Fund

Performance Summary — March 31, 2020 (Unaudited)

Regional Allocation

Portfolio Composition as a % of Fair Value of $70,032 (in thousands) as of March 31, 2020 (a)(b)

Top Ten Largest Holdings

as of March 31, 2020 (as a % of Fair Value) (a)(b)

Nestle S.A.	4.72%

Roche Holding AG	4.35%

Novartis AG	4.28%

AstraZeneca PLC	3.85%

AIA Group Ltd.	3.39%

Hoya Corp.	3.30%

Air Liquide S.A.	3.19%

SAP SE	2.98%

ASML Holding N.V.	2.94%

Schneider Electric SE	2.83%

(a)	Fair Value basis is inclusive of short-term investment in State Street Institutional U.S. Government Money Market Fund – Class G Shares.

(b)

The securities information regarding holdings, allocations and other characteristics is presented to illustrate examples of securities that the Fund has bought and the diversity of areas in which the Fund may invest as of a particular date. It may not be representative of the Fund’s current or future investments and should not be construed as a recommendation to purchase or sell a particular security.

24	State Street Institutional International Equity Fund

State Street Institutional International Equity Fund

Schedule of Investments — March 31, 2020 (Unaudited)

	Number of Shares	Fair Value $

Common Stock - 94.8%†
Australia - 1.5%
BHP Group PLC	70,623	1,094,147

Brazil - 0.8%
Itau Unibanco Holding S.A. ADR	131,755	591,580

Canada - 1.0%
Brookfield Asset Management Inc., Class A	17,013	745,615

China - 1.2%
Alibaba Group Holding Ltd. ADR (a)	4,394	854,545

France - 14.9%
Air Liquide S.A. (b)	17,586	2,233,309
AXA S.A.	63,277	1,065,914
BNP Paribas S.A.	37,077	1,076,927
LVMH Moet Hennessy Louis Vuitton SE	4,468	1,630,251
Safran S.A.	17,541	1,546,121
Schneider Electric SE	23,569	1,981,916
Vivendi S.A. (b)	59,889	1,259,770

		10,794,208

Germany - 5.5%
Adidas AG	3,612	797,855
Fresenius SE & Company KGaA	7,977	295,484
HeidelbergCement AG	18,813	799,631
SAP SE	18,789	2,087,008

		3,979,978

Hong Kong - 3.3%
AIA Group Ltd. (b)	265,402	2,377,145

Ireland - 1.9%
Kerry Group PLC, Class A	12,007	1,385,977

Japan - 28.8%
Daikin Industries Ltd.	13,100	1,575,055
Disco Corp.	6,700	1,298,311
FANUC Corp.	6,049	805,083
Fast Retailing Company Ltd.	2,780	1,129,838
Hoya Corp.	27,254	2,308,218
Kao Corp.	20,000	1,622,875
Keyence Corp.	3,700	1,184,857
Komatsu Ltd.	57,100	920,392
Mitsubishi UFJ Financial Group Inc.	230,774	860,014
Mitsui Fudosan Company Ltd.	22,425	386,736
Murata Manufacturing Company Ltd.	33,737	1,670,545

	Number of Shares	Fair Value $
Nidec Corp.	8,058	413,611
Secom Company Ltd.	14,300	1,178,016
Shimadzu Corp.	55,343	1,438,601
Shiseido Company Ltd.	27,138	1,588,614
SoftBank Group Corp.	25,702	906,288
Suzuki Motor Corp.	16,753	397,320
Tokio Marine Holdings Inc.	24,549	1,118,754

		20,803,128

Netherlands - 4.0%
ASML Holding N.V. (b)	7,845	2,057,464
ING Groep N.V. (b)	167,721	855,016

		2,912,480

Norway - 1.4%
Equinor ASA	79,074	975,932

Portugal - 1.6%
Galp Energia SGPS S.A.	102,186	1,162,631

Sweden - 3.0%
Assa Abloy AB, Class B (b)	84,057	1,566,835
Hexagon AB, Class B	13,837	584,205

		2,151,040

Switzerland - 14.6%
Givaudan S.A.	381	1,166,209
Nestle S.A.	32,495	3,309,079
Novartis AG	36,520	2,997,130
Roche Holding AG	9,523	3,047,956

		10,520,374

Taiwan - 1.0%
Taiwan Semiconductor Manufacturing Company Ltd.	82,548	743,123

United Kingdom - 10.3%
Ashtead Group PLC (b)	52,337	1,129,251
AstraZeneca PLC	30,275	2,692,800
London Stock Exchange Group PLC	16,665	1,488,201
Prudential PLC	96,392	1,205,685
Vodafone Group PLC (b)	662,520	914,973

		7,430,910

Total Common Stock (Cost $69,589,668)		68,522,813

See Notes to Schedules of Investments and Notes to Financial Statements.

State Street Institutional International Equity Fund	25

State Street Institutional International Equity Fund

Schedule of Investments, continued — March 31, 2020 (Unaudited)

	Number of Shares	Fair Value $

Short-Term Investments - 2.1%
State Street Institutional U.S. Government Money Market Fund - Class G Shares 0.36% (Cost $1,509,460) (c)(d)	1,509,460	1,509,460

Total Investments (Cost $71,099,128)		70,032,273

Other Assets and Liabilities, net - 3.1%		2,228,664

NET ASSETS - 100.0%		72,260,937

Other Information:

The Fund had the following long futures contracts open at March 31, 2020:

Description	Expiration date	Number of Contracts	Notional Amount	Value	Unrealized Appreciation
MSCI EAFE Mini Index Futures	June 2020	15	$1,050,528	$1,169,475	$118,947

During the period ended March 31, 2020, average notional value related to long and short futures contracts was $780,420 or 1.1% of net assets and $83,040 or 0.1% of net assets, respectively.

The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.

†	Percentages are based on net assets as of March 31, 2020.
(a)	Non-income producing security.
(b)	At March 31, 2020, all or a portion of this security was pledged to cover collateral requirements for futures.
(c)

Sponsored by SSGA Funds Management, Inc., the Fund’s investment adviser and administrator, and an affiliate of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.

(d)	Coupon amount represents effective yield.

Abbreviations:

ADR - American Depositary Receipt

The following table presents the Fund’s investments measured at fair value on a recurring basis at March 31, 2020:

Fund	Investments	Level 1	Level 2	Level 3	Total

State Street Institutional International Equity Fund	Investments in Securities

	Common Stock	$3,577,717	$64,945,096	$—	$68,522,813

	Short-Term Investments	1,509,460	—	—	1,509,460

	Total Investments in Securities	$5,087,177	$64,945,096	$—	$70,032,273

	Other Financial Instruments

	Long Futures Contracts - Unrealized Appreciation	$118,947	$—	$—	$118,947

See Notes to Schedules of Investments and Notes to Financial Statements.

26	State Street Institutional International Equity Fund

State Street Institutional International Equity Fund

Schedule of Investments, continued — March 31, 2020 (Unaudited)

The Fund was invested in the following sectors at March 31, 2020 (unaudited):

Sector	Percentage (based on Fair Value)
Pharmaceuticals	12.48%
Packaged Foods & Meats	6.70%
Life & Health Insurance	5.12%
Diversified Banks	4.83%
Semiconductor Equipment	4.79%
Personal Products	4.59%
Electronic Equipment & Instruments	4.58%
Building Products	4.49%
Apparel, Accessories & Luxury Goods	3.47%
Electrical Components & Equipment	3.42%
Healthcare Supplies	3.30%
Industrial Gases	3.19%
Integrated Oil & Gas	3.05%
Application Software	2.98%
Wireless Telecommunication Services	2.60%
Electronic Components	2.39%
Aerospace & Defense	2.21%
Financial Exchanges & Data	2.12%
Movies & Entertainment	1.80%
Security & Alarm Services	1.68%
Specialty Chemicals	1.67%
Apparel Retail	1.61%

Sector	Percentage (based on Fair Value)
Trading Companies & Distributors	1.61%
Property & Casualty Insurance	1.60%
Diversified Metals & Mining	1.56%
Multi-Line Insurance	1.52%
Construction Machinery & Heavy Trucks	1.31%
Internet & Direct Marketing Retail	1.22%
Industrial Machinery	1.15%
Construction Materials	1.14%
Asset Management & Custody Banks	1.06%
Semiconductors	1.06%
Automobile Manufacturers	0.57%
Diversified Real Estate Activities	0.55%
Healthcare Services	0.42%

97.84%

Short-Term Investments
Short-Term Investments	2.16%

2.16%

100.00%

Affiliate Table

	Number of Shares Held at 9/30/19	Value At 9/30/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/20	Value at 3/31/20	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	723,844	$723,844	$11,729,980	$10,944,364	$—	$—	1,509,460	$1,509,460	$13,337

See Notes to Schedules of Investments and Notes to Financial Statements.

State Street Institutional International Equity Fund	27

State Street Active Core Bond Fund

Understanding Your Fund’s Expenses — March 31, 2020 (Unaudited)

As a shareholder of the Fund you incur ongoing costs. Ongoing costs include portfolio management fees, distribution and service fees (for Service Class shares) and trustees’ fees. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class of the Fund during the period. The information in the following table is based on an investment of $1,000, which is invested at the beginning of the period and held for the entire six-month period ended March 31, 2020.

Actual Expenses

The first section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your class under the heading “Expenses paid during the period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholders reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs, such as sales charges or redemption fees, if any. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Investment Class	Actual Fund Return	Hypothetical 5% Return (2.5% for the period)
Actual Fund Return
Beginning Account Value October 1, 2019	$1,000.00	$1,000.00
Ending Account Value March 31, 2020	$1,013.80	$1,023.60
Expenses Paid During Period*	$1.41	$1.42

Service Class
Actual Fund Return
Beginning Account Value October 1, 2019	$1,000.00	$1,000.00
Ending Account Value March 31, 2020	$1,012.30	$1,022.40
Expenses Paid During Period*	$2.67	$2.68

*

Expenses are equal to the Fund’s annualized expense ratio of 0.28% for Investment Class shares and 0.53% for Service Class shares (for the period October 1, 2019-March 31, 2020), multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

28	State Street Active Core Bond Fund

State Street Active Core Bond Fund

Performance Summary — March 31, 2020 (Unaudited)

Quality Ratings

as of March 31, 2020 as a % of Fair Value (a)(b)

Moody’s / S&P / Rating*	Percentage of Fair Value

Aaa / AAA	27.87%

Aa / AA	46.61%

A / A	6.7%

Baa / BBB	16.55%

Ba / BB and lower	1.45%

NR / Other	0.82%

100.00%

*

Moody’s Investors Services, Inc. (“Moody’s”) and S&P Global Ratings (“S&P”) are nationally recognized statistical rating organizations. The quality ratings represent the lower of Moody’s or S&P credit ratings. When a rating from only one of the rating agencies is available, that rating is used. Securities not rated by Moody’s or S&P are categorized as not rated. Credit quality measures a bond issuer’s ability to repay interest and principal in a timely manner. Credit quality ratings assigned by a rating agency are subject to change periodically and are not absolute standard of quality. In formulating investment decisions for the Fund, SSGA Funds Management, Inc. (“SSGA FM”) develops its own analysis of the credit quality and risks associated with individual debt instruments, rather than relying exclusively on rating agency ratings.

Sector Allocation

Portfolio Composition as a % of Fair Value of $137,905 (in thousands) as of March 31, 2020 (a)(b)

(a)	Fair Value basis is inclusive of short-term investment in State Street Institutional U.S. Government Money Market Fund – Class G Shares.

(b)

The securities information regarding holdings, allocations and other characteristics is presented to illustrate examples of securities that the Fund has bought and the diversity of areas in which the Fund may invest as of a particular date. It may not be representative of the Fund’s current or future investments and should not be construed as a recommendation to purchase or sell a particular security.

State Street Active Core Bond Fund	29

State Street Active Core Bond Fund

Schedule of Investments — March 31, 2020 (Unaudited)

	Principal Amount ($)	Fair Value $

Bonds and Notes - 90.7%†
U.S. Treasuries - 25.0%
U.S. Treasury Bonds
2.25%, 08/15/46 (a)	742,600	885,434
3.00%, 08/15/48 (a)	3,098,200	4,285,198
4.50%, 08/15/39	136,000	214,795
U.S. Treasury Notes
1.38%, 01/31/22 (a)	889,000	907,544
1.50%, 01/15/23 (a)	562,000	580,968
1.63%, 12/15/22 - 02/15/26 (a)	5,905,800	6,242,953
1.75%, 12/31/24 (a)	869,600	925,513
1.88%, 06/30/20 - 12/15/20 (a)	8,914,500	8,984,710
2.50%, 01/31/24 (a)	3,279,900	3,547,673
2.63%, 02/15/29 (a)	2,458,300	2,868,913

		29,443,701

Agency Mortgage Backed - 27.2%
Federal Home Loan Mortgage Corp.
3.00%, 03/01/43 - 04/01/43 (a)	1,662,570	1,760,658
4.50%, 06/01/33 - 02/01/35 (a)	8,549	9,328
5.00%, 07/01/35 (a)	66,080	73,378
5.50%, 05/01/20 - 04/01/39 (a)	149,702	167,703
6.00%, 02/01/29 - 11/01/37 (a)	190,291	219,608
6.50%, 08/01/29 - 10/01/33 (a)	815	951
7.00%, 06/01/29 - 08/01/36 (a)	44,982	53,501
7.50%, 01/01/30 - 09/01/33 (a)	1,774	1,984
8.00%, 11/01/30 (a)	10,043	11,439
8.50%, 04/01/30 (a)	10,823	13,666
Federal National Mortgage Assoc.
3.50%, 06/01/44 - 08/01/45 (a)	1,974,075	2,116,248
4.00%, 01/01/41 - 12/01/41 (a)	1,489,720	1,618,601
4.50%, 07/01/20 - 02/01/40 (a)	932,736	1,027,670
5.00%, 07/01/20 - 05/01/39 (a)	204,313	225,884
5.50%, 06/01/20 - 04/01/38 (a)	315,545	354,344
6.00%, 05/01/20 - 07/01/35 (a)	380,666	439,334
6.50%, 05/01/21 - 08/01/36 (a)	35,819	40,231
7.00%, 10/01/32 - 02/01/34 (a)	6,286	7,010
7.50%, 12/01/23 - 03/01/33 (a)	30,504	35,117
8.00%, 07/01/25 - 10/01/31 (a)	7,245	8,050
9.00%, 12/01/22 (a)	218	225
Federal National Mortgage Assoc. 1.25% + USD COF11 5.50%, 10/01/24 (a)(b)	4,324	4,508
Federal National Mortgage Assoc. 1.60% + 12 month USD LIBOR 4.47%, 04/01/37 (a)(b)	2,196	2,224
Federal National Mortgage Assoc. REMIC 6.00% - 1 month USD LIBOR 5.05%, 09/25/46 (a)(b)(c)	1,433,011	331,515

	Principal Amount ($)	Fair Value $
Federal National Mortgage Assoc. TBA
2.50%, TBA (d)	3,026,000	3,137,659
3.00%, TBA (d)	2,529,000	2,651,682
3.50%, TBA (d)	2,249,000	2,377,845
4.00%, TBA (d)	4,549,000	4,831,777
4.50%, TBA (d)	1,285,000	1,382,853
Government National Mortgage Assoc.
3.00%, 12/20/42 (a)	1,548,072	1,665,954
4.00%, 01/20/41 - 04/20/43 (a)	1,551,958	1,700,177
4.50%, 08/15/33 - 05/20/40 (a)	267,768	294,402
5.00%, 08/15/33 (a)	20,749	22,987
6.00%, 04/15/27 - 09/15/36 (a)	141,267	162,672
6.50%, 02/15/24 - 09/15/36 (a)	56,353	63,194
7.00%, 10/15/27 - 10/15/36 (a)	28,202	32,648
7.50%, 01/15/23 - 11/15/31 (a)	2,243	2,332
8.00%, 05/15/30 - 09/15/30 (a)	203	223
9.00%, 12/15/21 (a)	86	88
2.50%, TBA (d)	761,000	795,085
3.00%, TBA (d)	706,000	746,602
3.50%, TBA (d)	3,447,000	3,633,862

		32,025,219

Agency Collateralized Mortgage Obligations - 1.4%
Federal Home Loan Mortgage Corp.
0.08%, 09/25/43 (a)(b)(c)	576,132	1,659
2.43%, 08/25/29 (a)	673,000	710,270
2.51%, 07/25/29 (a)	290,000	308,093
Federal Home Loan Mortgage Corp. REMIC
3.50%, 09/15/29 - 11/15/30 (a)(c)	181,451	6,527
5.50%, 06/15/33 (a)(c)	21,631	3,725
7.50%, 07/15/27 (a)(c)	2,273	326
Federal Home Loan Mortgage Corp. REMIC 6.15% - 1 month USD LIBOR
5.45%, 10/15/42 (a)(b)(c)	1,205,007	204,327
Federal Home Loan Mortgage Corp. REMIC 6.60% - 1 month USD LIBOR
5.90%, 08/15/25 (a)(b)(c)	60,102	2,522
Federal Home Loan Mortgage Corp. STRIPS
1.47%, 08/01/27 (a)(e)	517	491
8.00%, 02/01/23 - 07/01/24 (a)(c)	1,326	145
Federal National Mortgage Assoc. REMIC
1.10%, 12/25/42 (b)(c)	104,966	4,197
5.00%, 02/25/40 - 09/25/40 (a)(c)	98,935	10,929

See Notes to Schedules of Investments and Notes to Financial Statements.

30	State Street Active Core Bond Fund

State Street Active Core Bond Fund

Schedule of Investments, continued — March 31, 2020 (Unaudited)

	Principal Amount ($)	Fair Value $

Federal National Mortgage Assoc. REMIC 6.00% - 1 month USD LIBOR
5.05%, 07/25/38 (a)(b)(c)	39,665	6,438
Federal National Mortgage Assoc. REMIC 6.55% - 1 month USD LIBOR
5.60%, 11/25/41 (a)(b)(c)	1,597,249	393,312
Federal National Mortgage Assoc. STRIPS
1.87%, 12/25/34 (a)(e)	9,802	9,095
4.50%, 08/25/35 - 01/25/36 (a)(c)	71,279	10,234
5.00%, 03/25/38 - 05/25/38 (a)(c)	37,360	5,854
5.50%, 12/25/33 (a)(c)	9,874	1,911
6.00%, 01/25/35 (a)(c)	44,054	8,884
7.50%, 11/25/23 (a)(c)	4,938	436
8.00%, 08/25/23 - 07/25/24 (a)(c)	2,759	315
8.50%, 07/25/22 (a)(c)	29	2
9.00%, 05/25/22 (a)(c)	21	1
Government National Mortgage Assoc. REMIC
4.50%, 05/20/38 - 08/16/39 (a)(c)	47,937	776
5.00%, 09/20/38 (a)(c)**	178	—

		1,690,469

Asset Backed - 3.3%
Ally Auto Receivables Trust
2.35%, 06/15/22	67,990	68,131
American Express Credit Account Master Trust 0.24% + 1 month USD LIBOR
0.94%, 04/15/24 (a)(b)	490,000	479,287
BA Credit Card Trust 2018-A1
2.70%, 07/17/23 (a)	432,000	432,599
CarMax Auto Owner Trust
3.13%, 06/15/23	101,000	102,657
Chase Funding Trust 2004-1
4.99%, 11/25/33 (a)(f)	136,838	129,656
Enterprise Fleet Financing 2019-1 LLC
3.07%, 10/20/24 (a)(g)	473,000	467,572
GMF Floorplan Owner Revolving Trust 0.32% + 1 month USD LIBOR
1.02%, 09/15/22 (a)(b)(g)	219,000	217,084
Hyundai Auto Lease Securitization Trust 2018-A
2.89%, 03/15/22 (a)(g)	619,000	619,089

	Principal Amount ($)	Fair Value $
Nissan Auto Lease Trust
1.80%, 05/16/22	163,000	163,344
Nissan Auto Lease Trust 2019-A
2.76%, 03/15/22 (a)	400,000	402,045
Securitized Term Auto Receivables Trust 2018-1A
3.30%, 11/25/22 (a)(g)	118,000	117,617
Toyota Auto Receivables Owner Trust
2.05%, 09/15/22 (a)	241,000	240,353
Trillium Credit Card Trust II
3.04%, 01/26/24 (a)(g)	482,000	482,585

		3,922,019

Corporate Notes - 29.5%
3M Co.
2.65%, 04/15/25	35,000	36,227
3.05%, 04/15/30	40,000	41,918
3.13%, 09/19/46 (a)	52,000	50,267
3.70%, 04/15/50	25,000	28,382
Abbott Laboratories
3.75%, 11/30/26 (a)	223,000	248,870
4.90%, 11/30/46 (a)	34,000	46,509
AbbVie Inc.
2.60%, 11/21/24 (a)(g)	65,000	65,626
2.95%, 11/21/26 (a)(g)	85,000	86,023
3.20%, 05/14/26 (a)	24,000	24,462
3.20%, 11/21/29 (a)(g)	80,000	79,540
4.05%, 11/21/39 (a)(g)	35,000	36,286
4.25%, 11/21/49 (a)(g)	25,000	26,634
4.70%, 05/14/45 (a)	9,000	10,111
4.88%, 11/14/48 (a)	7,000	8,118
Aetna Inc.
3.50%, 11/15/24 (a)	29,000	29,588
Aircastle Ltd.
4.25%, 06/15/26 (a)	58,000	48,897
Albemarle Wodgina Pty Ltd.
3.45%, 11/15/29 (a)(g)	69,000	63,027
Alexandria Real Estate Equities Inc.
4.70%, 07/01/30 (a)	50,000	51,042
Alimentation Couche-Tard Inc.
2.95%, 01/25/30 (a)(g)	33,000	30,573
3.80%, 01/25/50 (a)(g)	51,000	44,689
Allergan Finance LLC
3.25%, 10/01/22 (a)	29,000	29,185
4.63%, 10/01/42 (a)	4,000	4,730
Allergan Funding SCS
3.45%, 03/15/22 (a)	87,000	87,535
Allergan Sales LLC
5.00%, 12/15/21 (a)(g)	55,000	58,205

See Notes to Schedules of Investments and Notes to Financial Statements.

State Street Active Core Bond Fund	31

State Street Active Core Bond Fund

Schedule of Investments, continued — March 31, 2020 (Unaudited)

	Principal Amount ($)	Fair Value $

Ally Financial Inc.
5.75%, 11/20/25 (a)	42,000	41,105
Altria Group Inc.
2.95%, 05/02/23 (a)	23,000	22,926
3.80%, 02/14/24 (a)	15,000	15,215
4.25%, 08/09/42 (a)	3,000	2,724
4.50%, 05/02/43 (a)	13,000	12,322
4.80%, 02/14/29 (a)	58,000	60,232
Amazon.com Inc.
3.15%, 08/22/27 (a)	31,000	34,222
4.05%, 08/22/47 (a)	12,000	15,223
4.25%, 08/22/57 (a)	6,000	8,011
Ameren Corp.
2.50%, 09/15/24 (a)	75,000	72,912
3.50%, 01/15/31	35,000	34,917
American Electric Power Company Inc.
3.25%, 03/01/50 (a)	30,000	26,755
American Electric Power Company Inc.
2.30%, 03/01/30 (a)	30,000	28,087
American Express Co.
3.00%, 10/30/24 (a)	167,000	173,262
American International Group Inc.
4.25%, 03/15/29 (a)	151,000	156,561
4.50%, 07/16/44 (a)	80,000	82,178
American International Group Inc. (5.75% fixed rate until 04/01/28; 2.87% + 3 month USD LIBOR thereafter)
5.75%, 04/01/48 (a)(b)	49,000	42,037
American Tower Corp.
2.90%, 01/15/30 (a)	40,000	38,414
3.70%, 10/15/49 (a)	6,000	5,543
3.80%, 08/15/29 (a)	31,000	31,515
4.70%, 03/15/22 (a)	100,000	102,406
American Water Capital Corp.
2.95%, 09/01/27 (a)	75,000	73,723
Amgen Inc.
2.45%, 02/21/30 (a)	135,000	133,774
2.65%, 05/11/22 (a)	86,000	86,930
3.15%, 02/21/40 (a)	68,000	67,931
3.38%, 02/21/50 (a)	68,000	70,623
4.56%, 06/15/48 (a)	24,000	29,367
4.66%, 06/15/51 (a)	7,000	8,784
Anheuser-Busch Companies LLC/Anheuser-Busch InBev Worldwide Inc.
3.65%, 02/01/26 (a)	116,000	121,530
4.70%, 02/01/36 (a)	16,000	16,705
4.90%, 02/01/46 (a)	27,000	29,407

	Principal Amount ($)	Fair Value $
Anheuser-Busch InBev Worldwide Inc.
4.00%, 04/13/28 (a)	42,000	44,506
4.38%, 04/15/38 (a)	49,000	50,457
4.60%, 04/15/48 (a)	23,000	24,300
4.75%, 04/15/58 (a)	13,000	13,281
5.55%, 01/23/49 (a)	44,000	51,646
Anthem Inc.
2.88%, 09/15/29 (a)	21,000	20,430
3.30%, 01/15/23 (a)	27,000	27,440
3.70%, 09/15/49 (a)	21,000	20,790
Apache Corp.
4.38%, 10/15/28 (a)	9,000	4,890
5.10%, 09/01/40 (a)	41,000	19,587
Apollo Management Holdings LP (4.95% fixed rate until 12/17/24; 3.27% + 5 year CMT Rate thereafter)
4.95%, 01/14/50 (a,b,g)	50,000	45,347
Apple Inc.
2.15%, 02/09/22 (a)	150,000	153,444
2.20%, 09/11/29 (a)	76,000	77,859
2.85%, 05/11/24 (a)	126,000	132,668
2.95%, 09/11/49 (a)	20,000	21,135
3.35%, 02/09/27 (a)	15,000	16,373
3.45%, 02/09/45 (a)	37,000	41,616
3.85%, 08/04/46 (a)	43,000	52,184
Applied Materials Inc.
4.35%, 04/01/47 (a)	48,000	61,278
Aptiv PLC
4.40%, 10/01/46 (a)	23,000	17,880
Archer-Daniels-Midland Co.
2.50%, 08/11/26 (a)	13,000	13,071
Ares Capital Corp.
3.25%, 07/15/25 (a)	202,000	162,660
Ascension Health
4.85%, 11/15/53 (a)	17,000	22,787
AstraZeneca PLC
3.50%, 08/17/23 (a)	21,000	22,117
4.00%, 01/17/29 (a)	14,000	15,692
4.38%, 08/17/48 (a)	6,000	7,419
AT&T Inc.
2.63%, 12/01/22 (a)	500,000	501,265
4.35%, 03/01/29 (a)	84,000	89,972
4.45%, 04/01/24 (a)	24,000	25,561
4.50%, 05/15/35 (a)	36,000	38,770
4.55%, 03/09/49 (a)	31,000	33,286
4.75%, 05/15/46 (a)	45,000	49,252
4.80%, 06/15/44 (a)	24,000	26,115
4.85%, 03/01/39 (a)	38,000	42,479
5.15%, 11/15/46 (a)	5,000	5,836
5.25%, 03/01/37 (a)	28,000	32,668
5.35%, 12/15/43 (a)	18,000	19,228

See Notes to Schedules of Investments and Notes to Financial Statements.

32	State Street Active Core Bond Fund

State Street Active Core Bond Fund

Schedule of Investments, continued — March 31, 2020 (Unaudited)

	Principal Amount ($)	Fair Value $

5.45%, 03/01/47 (a)	31,000	37,319
Athene Holding Ltd.
6.15%, 04/03/30	67,000	66,871
Avangrid Inc.
3.15%, 12/01/24 (a)	45,000	45,006
Avery Dennison Corp.
2.65%, 04/30/30 (a)	55,000	51,942
Bank of America Corp.
3.25%, 10/21/27 (a)	4,000	4,225
3.95%, 04/21/25 (a)	89,000	92,772
4.18%, 11/25/27 (a)	130,000	136,760
Bank of America Corp. (3.12% fixed rate until 01/20/22; 1.16% + 3 month USD LIBOR thereafter)
3.12%, 01/20/23 (a)(b)	31,000	31,346
Bank of America Corp. (3.37% fixed rate until 01/23/25; 0.81% + 3 month USD LIBOR thereafter)
3.37%, 01/23/26 (a)(b)	19,000	19,789
Bank of America Corp. (3.56% fixed rate until 04/23/26; 1.06% + 3 month USD LIBOR thereafter)
3.56%, 04/23/27 (a)(b)	102,000	106,690
Bank of America Corp. (3.95% fixed rate until 01/23/48; 1.19% + 3 month USD LIBOR thereafter)
3.95%, 01/23/49 (a)(b)	121,000	131,986
Bank of America Corp. (4.24% fixed rate until 04/24/37; 1.81% + 3 month USD LIBOR thereafter)
4.24%, 04/24/38 (a)(b)	114,000	127,142
Bank of America Corp. (4.27% fixed rate until 07/23/28; 1.31% + 3 month USD LIBOR thereafter)
4.27%, 07/23/29 (a)(b)	97,000	105,093
Bank of America Corp. (4.30% fixed rate until 01/28/25; 2.66% + 3 month USD LIBOR thereafter)
4.30%, 12/31/99 (a)(b)	80,000	69,074
Bank of America Corp. (4.44% fixed rate until 01/20/47; 1.99% + 3 month USD LIBOR thereafter)
4.44%, 01/20/48 (a)(b)	52,000	58,932

	Principal Amount ($)	Fair Value $
Bank of Montreal (4.34% fixed rate until 10/05/23; 1.28% + USD 5 year Swap Rate thereafter)
4.34%, 10/05/28 (a)(b)	45,000	45,913
Barclays PLC
4.84%, 05/09/28 (a)	200,000	204,064
Barrick North America Finance LLC
5.70%, 05/30/41 (a)	5,000	6,066
BAT Capital Corp.
2.76%, 08/15/22 (a)	26,000	25,552
3.56%, 08/15/27 (a)	20,000	19,148
4.39%, 08/15/37 (a)	37,000	33,935
4.54%, 08/15/47 (a)	19,000	17,312
4.70%, 04/02/27	67,000	68,680
4.91%, 04/02/30	67,000	68,753
5.28%, 04/02/50	45,000	45,013
Baxter International Inc.
3.75%, 10/01/25 (a)(g)	45,000	47,854
3.95%, 04/01/30 (a)(g)	20,000	21,646
Becton Dickinson and Co.
2.89%, 06/06/22 (a)	27,000	26,822
3.70%, 06/06/27 (a)	26,000	26,297
3.73%, 12/15/24 (a)	4,000	4,124
4.67%, 06/06/47 (a)	4,000	4,333
4.69%, 12/15/44 (a)	3,000	3,208
Berkshire Hathaway Energy Co.
3.25%, 04/15/28 (a)	19,000	19,621
3.70%, 07/15/30 (g)	50,000	53,752
3.80%, 07/15/48 (a)	47,000	48,421
4.25%, 10/15/50 (g)	55,000	62,909
6.13%, 04/01/36 (a)	79,000	104,482
BNP Paribas S.A. (2.82% fixed rate until 11/19/24; 1.11% + 3 month USD LIBOR thereafter)
2.82%, 11/19/25 (a)(b)(g)	204,000	198,166
Boardwalk Pipelines LP
4.80%, 05/03/29 (a)	28,000	21,366
Boston Scientific Corp.
4.70%, 03/01/49 (a)	11,000	12,383
BP Capital Markets America Inc.
3.00%, 02/24/50 (a)	55,000	51,350
3.02%, 01/16/27 (a)	69,000	69,175
3.22%, 11/28/23 (a)	31,000	31,823
BPCE S.A.
4.50%, 03/15/25 (a)(g)	202,000	204,951
Bristol-Myers Squibb Co.
3.20%, 06/15/26 (a)(g)	64,000	68,020
3.40%, 07/26/29 (a)(g)	52,000	57,291
3.45%, 11/15/27 (a)(g)	15,000	15,969
4.13%, 06/15/39 (a)(g)	23,000	27,554
4.25%, 10/26/49 (a)(g)	23,000	29,043

See Notes to Schedules of Investments and Notes to Financial Statements.

State Street Active Core Bond Fund	33

State Street Active Core Bond Fund

Schedule of Investments, continued — March 31, 2020 (Unaudited)

	Principal Amount ($)	Fair Value $

4.35%, 11/15/47 (a)(g)	4,000	5,012
4.55%, 02/20/48 (a)(g)	57,000	72,563
5.00%, 08/15/45 (a)(g)	33,000	44,030
Broadcom Corp./Broadcom Cayman Finance Ltd.
2.65%, 01/15/23 (a)	6,000	5,845
3.00%, 01/15/22 (a)	46,000	45,469
3.13%, 01/15/25 (a)	7,000	6,571
3.88%, 01/15/27 (a)	6,000	5,731
Brown-Forman Corp.
4.00%, 04/15/38 (a)	6,000	6,195
Bunge Limited Finance Corp.
3.75%, 09/25/27 (a)	12,000	10,668
Burlington Northern Santa Fe LLC
4.15%, 12/15/48 (a)	75,000	88,235
4.55%, 09/01/44 (a)	38,000	45,527
Cameron LNG LLC
3.30%, 01/15/35 (a)(g)	21,000	18,246
Canadian Natural Resources Ltd.
3.85%, 06/01/27 (a)	42,000	32,994
4.95%, 06/01/47 (a)	5,000	3,590
Canadian Pacific Railway Co.
2.90%, 02/01/25 (a)	13,000	13,312
Capital One Financial Corp.
3.75%, 07/28/26 (a)	225,000	213,874
Cardinal Health Inc.
2.62%, 06/15/22 (a)	13,000	13,067
3.08%, 06/15/24 (a)	12,000	11,873
Carlisle Companies Inc.
2.75%, 03/01/30 (a)	60,000	52,331
Carrier Global Corp.
2.72%, 02/15/30 (a)(g)	45,000	41,420
3.38%, 04/05/40 (a)(g)	30,000	26,505
3.58%, 04/05/50 (a)(g)	45,000	39,035
Caterpillar Inc.
3.25%, 09/19/49 (a)	39,000	39,088
3.80%, 08/15/42 (a)	8,000	8,802
Centene Corp.
3.38%, 02/15/30 (a)(g)	93,000	86,576
4.25%, 12/15/27 (a)(g)	99,000	97,029
4.63%, 12/15/29 (a)(g)	31,000	31,138
Charter Communications Operating LLC/Charter Communications Operating Capital
4.46%, 07/23/22 (a)	90,000	93,288
4.80%, 03/01/50	22,000	23,050
4.91%, 07/23/25 (a)	13,000	13,795
5.05%, 03/30/29 (a)	48,000	51,795
5.75%, 04/01/48 (a)	45,000	51,237
6.38%, 10/23/35 (a)	4,000	4,755
6.48%, 10/23/45 (a)	19,000	22,737

	Principal Amount ($)	Fair Value $
Cheniere Corpus Christi Holdings LLC
5.88%, 03/31/25 (a)	81,000	68,093
Chevron Corp.
3.19%, 06/24/23 (a)	47,000	49,146
Chevron Phillips Chemical Company LLC/Chevron Phillips Chemical Company LP
5.13%, 04/01/25 (a)(g)	112,000	115,426
Chubb INA Holdings Inc.
4.35%, 11/03/45 (a)	58,000	71,453
Cigna Corp.
2.40%, 03/15/30 (a)	40,000	38,076
3.25%, 04/15/25 (a)(g)	24,000	23,917
3.40%, 09/17/21 - 03/15/50 (a)	36,000	35,738
3.40%, 03/01/27 (a)(g)	13,000	13,139
3.75%, 07/15/23 (a)	48,000	49,380
3.88%, 10/15/47 (a)(g)	4,000	3,993
4.13%, 11/15/25 (a)	34,000	36,309
4.38%, 10/15/28 (a)	14,000	15,045
4.80%, 08/15/38 (a)	12,000	13,473
4.90%, 12/15/48 (a)	2,000	2,389
Cisco Systems Inc.
5.90%, 02/15/39 (a)	16,000	23,026
Citigroup Inc.
2.70%, 10/27/22 (a)	188,000	189,000
4.65%, 07/23/48 (a)	112,000	134,504
4.75%, 05/18/46 (a)	51,000	55,239
5.50%, 09/13/25 (a)	81,000	91,212
Citigroup Inc. (2.88% fixed rate until 07/24/22; 0.95% + 3 month USD LIBOR thereafter)
2.88%, 07/24/23 (a)(b)	65,000	65,123
Citigroup Inc. (2.98% fixed rate until 11/05/29; 1.42% + SOFR thereafter)
2.98%, 11/05/30 (a)(b)	142,000	137,747
Citigroup Inc. (3.88% fixed rate until 01/24/38; 1.17% + 3 month USD LIBOR thereafter)
3.88%, 01/24/39 (a)(b)	39,000	41,196
Citigroup Inc. (4.70% fixed rate until 01/30/25; 3.23% + SOFR thereafter)
4.70%, 12/31/99 (a)(b)	83,000	70,296
CMS Energy Corp.
4.88%, 03/01/44 (a)	53,000	59,804
CNA Financial Corp.
3.45%, 08/15/27 (a)	37,000	35,487
3.90%, 05/01/29 (a)	85,000	84,566
CNOOC Nexen Finance 2014 ULC
4.25%, 04/30/24 (a)	233,000	250,801

See Notes to Schedules of Investments and Notes to Financial Statements.

34	State Street Active Core Bond Fund

State Street Active Core Bond Fund

Schedule of Investments, continued — March 31, 2020 (Unaudited)

	Principal Amount ($)	Fair Value $

Comcast Corp.
3.10%, 04/01/25 (a)	35,000	37,144
3.20%, 07/15/36 (a)	27,000	28,121
3.25%, 11/01/39 (a)	62,000	63,875
3.45%, 02/01/50 (a)	30,000	32,479
3.97%, 11/01/47 (a)	63,000	72,479
4.15%, 10/15/28 (a)	15,000	16,837
4.60%, 08/15/45 (a)	8,000	9,708
4.70%, 10/15/48 (a)	54,000	69,794
CommonSpirit Health
4.35%, 11/01/42 (a)	129,000	126,911
Conagra Brands Inc.
5.30%, 11/01/38 (a)	14,000	15,255
5.40%, 11/01/48 (a)	12,000	13,420
Concho Resources Inc.
3.75%, 10/01/27 (a)	10,000	8,436
4.30%, 08/15/28 (a)	47,000	40,543
4.88%, 10/01/47 (a)	9,000	6,847
ConocoPhillips Co.
4.30%, 11/15/44 (a)	27,000	24,077
Consolidated Edison Company of New York Inc.
2.90%, 12/01/26 (a)	29,000	27,718
3.35%, 04/01/30	20,000	20,668
3.88%, 06/15/47 (a)	65,000	65,931
3.95%, 04/01/50	30,000	31,912
Constellation Brands Inc.
3.15%, 08/01/29 (a)	138,000	128,547
3.70%, 12/06/26 (a)	49,000	47,966
4.50%, 05/09/47 (a)	23,000	21,470
Continental Resources Inc.
4.50%, 04/15/23 (a)	122,000	67,665
Corning Inc.
4.38%, 11/15/57 (a)	24,000	25,282
Crown Castle International Corp.
3.30%, 07/01/30	70,000	69,425
4.15%, 07/01/50	20,000	19,780
5.20%, 02/15/49 (a)	44,000	47,337
CSX Corp.
4.50%, 03/15/49 - 08/01/54 (a)	84,000	95,412
CubeSmart LP
4.38%, 02/15/29 (a)	94,000	98,313
CVS Health Corp.
3.00%, 08/15/26 (a)	23,000	23,165
3.25%, 08/15/29 (a)	25,000	24,985
3.35%, 03/09/21 (a)	11,000	11,071
3.63%, 04/01/27	40,000	41,054
3.75%, 04/01/30	30,000	30,959
3.88%, 07/20/25 (a)	13,000	13,449
4.10%, 03/25/25 (a)	31,000	32,792
4.25%, 04/01/50	25,000	26,140
4.30%, 03/25/28 (a)	19,000	20,141
4.78%, 03/25/38 (a)	13,000	14,355

	Principal Amount ($)	Fair Value $
5.00%, 12/01/24 (a)	28,000	30,213
5.05%, 03/25/48 (a)	29,000	33,113
5.13%, 07/20/45 (a)	27,000	30,953
Deere & Co.
2.75%, 04/15/25	65,000	67,913
3.10%, 04/15/30	45,000	48,205
3.75%, 04/15/50	40,000	45,840
Dell International LLC/EMC Corp.
4.00%, 07/15/24 (a)(g)	34,000	34,370
4.42%, 06/15/21 (a)(g)	40,000	39,972
5.45%, 06/15/23 (a)(g)	119,000	122,313
6.02%, 06/15/26 (a)(g)	13,000	13,451
8.10%, 07/15/36 (a)(g)	3,000	3,429
8.35%, 07/15/46 (a)(g)	33,000	38,644
Deutsche Telekom AG
3.63%, 01/21/50 (a)(g)	152,000	149,430
Devon Energy Corp.
5.00%, 06/15/45 (a)	14,000	8,967
DH Europe Finance II Sarl
2.60%, 11/15/29 (a)	35,000	34,814
3.25%, 11/15/39 (a)	21,000	20,157
3.40%, 11/15/49 (a)	11,000	10,870
Diamondback Energy Inc.
2.88%, 12/01/24 (a)	50,000	34,878
3.25%, 12/01/26 (a)	35,000	24,825
3.50%, 12/01/29 (a)	31,000	21,300
5.38%, 05/31/25 (a)	122,000	90,275
Digital Realty Trust LP
3.60%, 07/01/29 (a)	45,000	44,266
Discovery Communications LLC
2.95%, 03/20/23 (a)	123,000	122,519
3.95%, 03/20/28 (a)	55,000	54,037
4.95%, 05/15/42 (a)	5,000	4,821
5.00%, 09/20/37 (a)	9,000	9,005
Dollar Tree Inc.
4.00%, 05/15/25 (a)	51,000	52,401
Dominion Energy Inc.
3.07%, 08/15/24 (a)(f)	26,000	25,811
3.38%, 04/01/30	65,000	64,347
Dover Corp.
2.95%, 11/04/29 (a)	40,000	41,920
DTE Energy Co.
2.85%, 10/01/26 (a)	29,000	28,535
3.85%, 12/01/23 (a)	15,000	15,492
Duke Energy Carolinas LLC
3.95%, 03/15/48 (a)	17,000	19,234
Duke Energy Corp.
1.80%, 09/01/21 (a)	34,000	33,760
3.75%, 09/01/46 (a)	11,000	11,003

See Notes to Schedules of Investments and Notes to Financial Statements.

State Street Active Core Bond Fund	35

State Street Active Core Bond Fund

Schedule of Investments, continued — March 31, 2020 (Unaudited)

	Principal Amount ($)	Fair Value $

Duke Energy Corp. (4.88% fixed rate until 09/16/24; 3.39% + 5 year CMT Rate thereafter)
4.88%, 12/31/99 (a)(b)	75,000	64,202
Duke Energy Progress LLC
4.15%, 12/01/44 (a)	22,000	24,042
Duke Realty LP
3.05%, 03/01/50 (a)	20,000	15,895
3.38%, 12/15/27 (a)	37,000	37,154
DuPont de Nemours Inc.
5.32%, 11/15/38 (a)	9,000	10,092
5.42%, 11/15/48 (a)	9,000	10,399
Duquesne Light Holdings Inc.
3.62%, 08/01/27 (a)(g)	22,000	21,463
Eastman Chemical Co.
3.50%, 12/01/21 (a)	27,000	27,367
4.50%, 01/15/21 (a)	57,000	57,565
4.65%, 10/15/44 (a)	44,000	47,401
Eaton Corp.
3.10%, 09/15/27 (a)	51,000	51,292
Edison International
2.40%, 09/15/22 (a)	123,000	118,604
4.95%, 04/15/25	75,000	74,827
5.75%, 06/15/27 (a)	8,000	8,314
Eli Lilly & Co.
3.95%, 03/15/49 (a)	36,000	45,291
Emera US Finance LP
4.75%, 06/15/46 (a)	3,000	2,799
Enbridge Energy Partners LP
5.50%, 09/15/40 (a)	4,000	3,870
Energy Transfer Operating LP
4.25%, 03/15/23 (a)	52,000	46,791
4.50%, 04/15/24 (a)	8,000	7,199
4.95%, 06/15/28 (a)	11,000	9,266
6.13%, 12/15/45 (a)	6,000	5,145
6.50%, 02/01/42 (a)	26,000	22,888
Energy Transfer Operating LP (6.75% fixed rate until 05/15/25; 5.13% + 5 year CMT Rate thereafter)
6.75%, 12/31/99 (a)(b)	123,000	74,928
Energy Transfer Partners LP/Regency Energy Finance Corp.
4.50%, 11/01/23 (a)	18,000	16,253
Entergy Louisiana LLC
3.05%, 06/01/31 (a)	16,000	16,074
4.00%, 03/15/33 (a)	17,000	18,840
Enterprise Products Operating LLC
4.25%, 02/15/48 (a)	43,000	40,838

	Principal Amount ($)	Fair Value $
Enterprise Products Operating LLC (5.25% fixed rate until 08/16/27; 3.03% + 3 month USD LIBOR thereafter)
5.25%, 08/16/77 (a)(b)	13,000	8,947
EOG Resources Inc.
4.15%, 01/15/26 (a)	6,000	6,188
5.10%, 01/15/36 (a)	11,000	10,821
EPR Properties
4.95%, 04/15/28 (a)	18,000	16,349
Equinor ASA
3.25%, 11/18/49 (a)	20,000	19,897
ERP Operating LP
4.50%, 07/01/44 (a)	36,000	39,995
Essex Portfolio LP
2.65%, 03/15/32 (a)	25,000	22,594
Eversource Energy
3.45%, 01/15/50 (a)	80,000	73,450
Exelon Corp.
3.50%, 06/01/22 (a)	30,000	29,127
4.05%, 04/15/30	67,000	68,364
4.45%, 04/15/46 (a)	48,000	47,701
4.70%, 04/15/50	45,000	47,268
FedEx Corp.
4.10%, 02/01/45 (a)	53,000	47,337
FirstEnergy Corp.
3.90%, 07/15/27 (a)	12,000	12,190
FirstEnergy Transmission LLC
4.55%, 04/01/49 (a)(g)	80,000	79,938
Fiserv Inc.
3.50%, 07/01/29 (a)	70,000	72,570
4.40%, 07/01/49 (a)	12,000	12,672
Florida Power & Light Co.
2.85%, 04/01/25 (a)	80,000	83,498
4.13%, 02/01/42 (a)	73,000	82,881
Ford Motor Credit Company LLC
5.88%, 08/02/21 (a)	205,000	200,875
General Dynamics Corp.
3.25%, 04/01/25 (a)	25,000	26,583
4.25%, 04/01/50 (a)	35,000	43,870
General Mills Inc.
2.88%, 04/15/30	25,000	24,950
3.70%, 10/17/23 (a)	51,000	53,071
4.55%, 04/17/38 (a)	14,000	15,397
4.70%, 04/17/48 (a)	4,000	4,553
General Motors Co.
5.20%, 04/01/45 (a)	4,000	3,064
5.40%, 04/01/48 (a)	9,000	6,346
General Motors Financial Company Inc.
3.45%, 01/14/22 - 04/10/22 (a)	441,000	409,675
3.55%, 04/09/21 (a)	104,000	99,496
5.25%, 03/01/26 (a)	24,000	21,137

See Notes to Schedules of Investments and Notes to Financial Statements.

36	State Street Active Core Bond Fund

State Street Active Core Bond Fund

Schedule of Investments, continued — March 31, 2020 (Unaudited)

	Principal Amount ($)	Fair Value $

Georgia-Pacific LLC
3.60%, 03/01/25 (a)(g)	41,000	43,302
Gilead Sciences Inc.
2.95%, 03/01/27 (a)	6,000	6,198
3.50%, 02/01/25 (a)	13,000	13,913
3.65%, 03/01/26 (a)	99,000	106,888
4.15%, 03/01/47 (a)	30,000	36,590
4.80%, 04/01/44 (a)	11,000	14,075
GlaxoSmithKline Capital Inc.
3.38%, 05/15/23 (a)	29,000	30,489
3.63%, 05/15/25 (a)	28,000	30,336
GlaxoSmithKline Capital PLC
3.38%, 06/01/29 (a)	32,000	34,420
Grupo Televisa SAB
5.00%, 05/13/45 (a)	209,000	207,349
Halliburton Co.
3.80%, 11/15/25 (a)	2,000	1,876
5.00%, 11/15/45 (a)	16,000	12,357
HCA Inc.
4.13%, 06/15/29 (a)	100,000	99,892
Hess Corp.
5.60%, 02/15/41 (a)	8,000	5,491
5.80%, 04/01/47 (a)	5,000	3,364
Hewlett Packard Enterprise Co.
6.35%, 10/15/45 (a)	7,000	8,370
Highwoods Realty LP
4.13%, 03/15/28 (a)	42,000	43,440
4.20%, 04/15/29 (a)	127,000	133,647
Honeywell International Inc.
2.70%, 08/15/29 (a)	53,000	53,373
HSBC Holdings PLC
4.25%, 03/14/24 (a)	248,000	257,781
HSBC Holdings PLC (6.50% fixed rate until 03/23/28; 3.61% + USD 5 year Mid-Market Swap Rate thereafter)
6.50%, 12/31/99 (a)(b)	160,000	149,685
Huntington Bancshares Inc.
2.55%, 02/04/30 (a)	84,000	76,234
Hyundai Capital America
3.10%, 04/05/22 (a)(g)	17,000	16,622
ING Groep N.V.
4.10%, 10/02/23 (a)	204,000	209,112
Ingersoll-Rand Luxembourg Finance S.A.
3.55%, 11/01/24 (a)	26,000	25,873
3.80%, 03/21/29 (a)	64,000	65,782
Intel Corp.
2.45%, 11/15/29 (a)	122,000	123,693
2.60%, 05/19/26 (a)	33,000	33,815
3.10%, 02/15/60 (a)	65,000	67,657

	Principal Amount ($)	Fair Value $
International Business Machines Corp.
4.15%, 05/15/39 (a)	141,000	159,439
4.25%, 05/15/49 (a)	141,000	165,489
International Paper Co.
4.40%, 08/15/47 (a)	45,000	44,914
Interstate Power & Light Co.
3.40%, 08/15/25 (a)	24,000	25,267
Jabil Inc.
3.95%, 01/12/28 (a)	24,000	22,715
John Deere Capital Corp.
2.45%, 01/09/30 (a)	150,000	152,263
Johnson & Johnson
3.63%, 03/03/37 (a)	38,000	44,383
Johnson Controls International PLC
4.50%, 02/15/47 (a)	8,000	8,543
JPMorgan Chase & Co.
3.30%, 04/01/26 (a)	238,000	248,144
3.63%, 12/01/27 (a)	45,000	47,383
JPMorgan Chase & Co. (3.88% fixed rate until 07/24/37; 1.36% + 3 month USD LIBOR thereafter)
3.88%, 07/24/38 (a)(b)	110,000	122,719
JPMorgan Chase & Co. (3.90% fixed rate until 01/23/48; 1.22% + 3 month USD LIBOR thereafter)
3.90%, 01/23/49 (a)(b)	145,000	166,627
JPMorgan Chase & Co. (3.96% fixed rate until 01/29/26; 1.25% + 3 month USD LIBOR thereafter)
3.96%, 01/29/27 (a)(b)	152,000	163,312
JPMorgan Chase & Co. (4.01% fixed rate until 04/23/28; 1.12% + 3 month USD LIBOR thereafter)
4.01%, 04/23/29 (a)(b)	76,000	81,793
JPMorgan Chase & Co. (4.60% fixed rate until 02/01/25; 3.13% + SOFR thereafter)
4.60%, 12/31/99 (a)(b)	81,000	71,316
JPMorgan Chase & Co. (6.10% fixed rate until 10/01/24; 3.33% + 3 month USD LIBOR thereafter)
6.10%, 10/29/49 (a)(b)	170,000	166,471
Keurig Dr Pepper Inc.
3.55%, 05/25/21 (a)	150,000	151,681
4.50%, 11/15/45 (a)	12,000	12,712
4.60%, 05/25/28 (a)	19,000	20,796

See Notes to Schedules of Investments and Notes to Financial Statements.

State Street Active Core Bond Fund	37

State Street Active Core Bond Fund

Schedule of Investments, continued — March 31, 2020 (Unaudited)

	Principal Amount ($)	Fair Value $

KeyCorp
2.25%, 04/06/27 (a)	133,000	123,767
Kinder Morgan Energy Partners LP
3.50%, 03/01/21 (a)	88,000	86,962
4.70%, 11/01/42 (a)	5,000	4,711
5.00%, 03/01/43 (a)	16,000	14,687
5.30%, 09/15/20 (a)	20,000	19,962
6.38%, 03/01/41 (a)	13,000	10,951
Kinder Morgan Inc.
5.05%, 02/15/46 (a)	13,000	12,429
KLA Corp.
3.30%, 03/01/50 (a)	45,000	42,479
4.65%, 11/01/24 (a)	66,000	69,831
L3Harris Technologies Inc.
3.85%, 12/15/26 (a)(g)	194,000	203,797
Lam Research Corp.
4.00%, 03/15/29 (a)	38,000	42,024
Lear Corp.
4.25%, 05/15/29 (a)	34,000	29,817
5.25%, 05/15/49 (a)	15,000	12,993
Lincoln National Corp.
3.63%, 12/12/26 (a)	32,000	32,207
4.35%, 03/01/48 (a)	104,000	96,288
Lockheed Martin Corp.
3.55%, 01/15/26 (a)	9,000	9,646
3.80%, 03/01/45 (a)	18,000	19,976
4.50%, 05/15/36 (a)	27,000	30,902
Lowe’s Companies Inc.
3.70%, 04/15/46 (a)	14,000	13,549
4.00%, 04/15/25 (a)	35,000	37,466
4.05%, 05/03/47 (a)	12,000	12,282
4.55%, 04/05/49 (a)	31,000	34,116
5.13%, 04/15/50 (a)	25,000	30,607
LYB International Finance BV
4.88%, 03/15/44 (a)	7,000	7,510
LYB International Finance II BV
3.50%, 03/02/27 (a)	9,000	8,742
Marathon Oil Corp.
3.85%, 06/01/25 (a)	14,000	9,986
Marsh & McLennan Companies Inc.
3.50%, 03/10/25 (a)	171,000	179,169
4.90%, 03/15/49 (a)	136,000	166,542
Masco Corp.
3.50%, 11/15/27 (a)	7,000	6,515
Mastercard Inc.
3.30%, 03/26/27 (a)	40,000	43,718
3.85%, 03/26/50 (a)	15,000	18,452
McDonald’s Corp.
3.30%, 07/01/25	50,000	52,092
3.60%, 07/01/30	90,000	95,018
3.63%, 09/01/49 (a)	12,000	12,077

	Principal Amount ($)	Fair Value $
3.70%, 01/30/26 (a)	9,000	9,495
3.80%, 04/01/28 (a)	25,000	26,431
4.20%, 04/01/50	55,000	61,599
4.88%, 12/09/45 (a)	17,000	19,799
McKesson Corp.
3.65%, 11/30/20 (a)	113,000	113,871
Medtronic Inc.
4.63%, 03/15/45 (a)	4,000	5,332
Memorial Sloan-Kettering Cancer Center
4.13%, 07/01/52 (a)	34,000	39,151
Merck & Company Inc.
2.75%, 02/10/25 (a)	23,000	24,261
4.00%, 03/07/49 (a)	6,000	7,518
MetLife Inc.
4.05%, 03/01/45 (a)	13,000	13,757
4.72%, 12/15/44 (a)	63,000	70,433
Microsoft Corp.
2.40%, 08/08/26 (a)	63,000	66,880
2.88%, 02/06/24 (a)	150,000	159,561
3.45%, 08/08/36 (a)	18,000	20,106
3.50%, 02/12/35 (a)	18,000	21,144
3.70%, 08/08/46 (a)	74,000	88,618
3.95%, 08/08/56 (a)	37,000	46,146
4.10%, 02/06/37 (a)	5,000	6,035
4.50%, 02/06/57 (a)	5,000	6,895
Morgan Stanley
2.75%, 05/19/22 (a)	272,000	273,553
3.70%, 10/23/24 (a)	130,000	137,281
3.95%, 04/23/27 (a)	183,000	188,144
4.35%, 09/08/26 (a)	67,000	72,710
Morgan Stanley (2.72% fixed rate until 07/22/24; 1.15% + SOFR thereafter)
2.72%, 07/22/25 (a)(b)	97,000	97,466
Morgan Stanley (3.62% fixed rate until 04/01/30; 3.12% + SOFR thereafter)
3.62%, 04/01/31 (b)	55,000	57,817
Morgan Stanley (3.97% fixed rate until 07/22/37; 1.46% + 3 month USD LIBOR thereafter)
3.97%, 07/22/38 (a)(b)	91,000	96,996
MPLX LP
3.38%, 03/15/23 (a)	164,000	149,292
5.20%, 12/01/47 (a)(g)	8,000	6,418
5.25%, 01/15/25 (a)(g)	162,000	150,132
6.25%, 10/15/22 (a)(g)	48,000	44,064
MPLX LP 1.10% + 3 month USD LIBOR
2.10%, 09/09/22 (a)(b)	65,000	61,979
Mylan Inc.
5.20%, 04/15/48 (a)	14,000	13,939

See Notes to Schedules of Investments and Notes to Financial Statements.

38	State Street Active Core Bond Fund

State Street Active Core Bond Fund

Schedule of Investments, continued — March 31, 2020 (Unaudited)

	Principal Amount ($)	Fair Value $

National Oilwell Varco Inc.
3.60%, 12/01/29 (a)	61,000	45,889
National Retail Properties Inc.
4.00%, 11/15/25 (a)	82,000	85,032
Newfield Exploration Co.
5.63%, 07/01/24 (a)	217,000	108,064
Newmont Corp.
2.25%, 10/01/30 (a)	55,000	51,240
4.88%, 03/15/42 (a)	21,000	24,697
Nexen Inc.
6.40%, 05/15/37 (a)	69,000	93,267
NextEra Energy Capital Holdings Inc.
3.25%, 04/01/26 (a)	39,000	39,925
NextEra Energy Capital Holdings Inc. (5.65% fixed rate until 05/01/29; 3.16% + 3 month USD LIBOR thereafter)
5.65%, 05/01/79 (a)(b)	80,000	74,113
NIKE Inc.
2.40%, 03/27/25	112,000	116,781
2.85%, 03/27/30	55,000	58,266
3.38%, 03/27/50	45,000	49,407
NiSource Inc.
3.95%, 03/30/48 (a)	14,000	14,311
Noble Energy Inc.
3.85%, 01/15/28 (a)	43,000	30,422
3.90% 11/15/24 (a)	16,000	12,895
4.20%, 10/15/49 (a)	6,000	3,243
5.05%, 11/15/44 (a)	4,000	2,348
Nordstrom Inc.
4.38%, 04/01/30 (a)	20,000	16,061
5.00%, 01/15/44 (a)	4,000	2,794
Norfolk Southern Corp.
3.95%, 10/01/42 (a)	19,000	20,361
Northrop Grumman Corp.
2.55%, 10/15/22 (a)	64,000	63,958
3.85%, 04/15/45 (a)	4,000	4,370
4.03%, 10/15/47 (a)	7,000	8,000
Novartis Capital Corp.
2.20%, 08/14/30 (a)	67,000	68,534
Nucor Corp.
3.95%, 05/01/28 (a)	26,000	26,415
4.40%, 05/01/48 (a)	25,000	27,629
Nutrien Ltd.
4.00%, 12/15/26 (a)	16,000	16,420
4.90%, 06/01/43 (a)	15,000	16,823
NVIDIA Corp.
2.85%, 04/01/30	20,000	20,950
3.50%, 04/01/50	55,000	60,309
Occidental Petroleum Corp.
2.70%, 08/15/22 (a)	65,000	46,405
2.90%, 08/15/24 (a)	17,000	9,346

	Principal Amount ($)	Fair Value $
Olahoma G & E Co.
3.25%, 04/01/30	35,000	35,178
Omnicom Group Inc./Omnicom Capital Inc.
3.63%, 05/01/22 (a)	26,000	26,413
Oncor Electric Delivery Company LLC
3.80%, 09/30/47 (a)	16,000	16,761
ONEOK Inc.
4.35%, 03/15/29 (a)	38,000	31,024
5.20%, 07/15/48 (a)	41,000	32,573
Oracle Corp.
2.40%, 09/15/23 (a)	18,000	18,337
2.50%, 04/01/25	67,000	67,976
2.65%, 07/15/26 (a)	28,000	28,494
2.95%, 04/01/30	67,000	67,582
3.60%, 04/01/50	45,000	44,928
3.80%, 11/15/37 (a)	8,000	8,203
4.00%, 07/15/46 - 11/15/47 (a)	47,000	50,457
4.13%, 05/15/45 (a)	5,000	5,475
Otis Worldwide Corp.
2.06%, 04/05/25 (a)(g)	55,000	53,729
2.57%, 02/15/30 (a)(g)	30,000	29,053
3.36%, 02/15/50 (a)(g)	25,000	24,251
Owens Corning
4.40%, 01/30/48 (a)	18,000	15,546
PacifiCorp
6.25%, 10/15/37 (a)	140,000	179,369
Parker-Hannifin Corp.
3.25%, 06/14/29 (a)	26,000	26,414
PayPal Holdings Inc.
2.65%, 10/01/26 (a)	45,000	44,018
PepsiCo Inc.
2.63%, 07/29/29 (a)	63,000	65,740
3.45%, 10/06/46 (a)	18,000	20,272
Petroleos Mexicanos
5.35%, 02/12/28 (a)	45,000	31,017
5.63%, 01/23/46 (a)	39,000	23,737
6.49%, 01/23/27 (a)(g)	20,000	14,737
6.50%, 03/13/27 (a)	114,000	84,412
7.69%, 01/23/50 (a)(g)	27,000	18,350
Pfizer Inc.
2.63%, 04/01/30	45,000	47,339
3.45%, 03/15/29 (a)	35,000	38,529
3.60%, 09/15/28 (a)	34,000	37,229
3.90%, 03/15/39 (a)	17,000	19,686
4.13%, 12/15/46 (a)	10,000	12,248
4.40%, 05/15/44 (a)	6,000	7,563
Philip Morris International Inc.
4.13%, 03/04/43 (a)	3,000	3,179
Phillips 66 Partners LP
3.75%, 03/01/28 (a)	15,000	13,825
4.68%, 02/15/45 (a)	16,000	13,087

See Notes to Schedules of Investments and Notes to Financial Statements.

State Street Active Core Bond Fund	39

State Street Active Core Bond Fund

Schedule of Investments, continued — March 31, 2020 (Unaudited)

	Principal Amount ($)	Fair Value $

Plains All American Pipeline LP/PAA Finance Corp.
3.55%, 12/15/29 (a)	83,000	58,771
3.65%, 06/01/22 (a)	40,000	36,675
PPL Capital Funding Inc.
3.10%, 05/15/26 (a)	71,000	70,306
Precision Castparts Corp.
4.38%, 06/15/45 (a)	17,000	18,891
Prologis LP
4.38%, 02/01/29 (a)	24,000	25,972
Prudential Financial Inc. (5.70% fixed rate until 09/15/28; 2.67% + 3 month USD LIBOR thereafter)
5.70%, 09/15/48 (a)(b)	102,000	87,315
QUALCOMM Inc.
2.90%, 05/20/24 (a)	12,000	12,415
3.00%, 05/20/22 (a)	8,000	8,156
3.25%, 05/20/27 (a)	4,000	4,208
4.30%, 05/20/47 (a)	2,000	2,438
Quest Diagnostics Inc.
2.95%, 06/30/30 (a)	15,000	14,669
Realty Income Corp.
3.00%, 01/15/27 (a)	51,000	48,501
Rio Tinto Finance USA PLC
4.13%, 08/21/42 (a)	15,000	17,664
Rockwell Automation Inc.
4.20%, 03/01/49 (a)	36,000	40,809
Rockwell Collins Inc.
3.50%, 03/15/27 (a)	19,000	19,617
Rogers Communications Inc.
5.00%, 03/15/44 (a)	9,000	10,683
Roper Technologies Inc.
2.95%, 09/15/29 (a)	54,000	53,515
RPM International Inc.
3.75%, 03/15/27 (a)	21,000	19,923
Ryder System Inc.
2.90%, 12/01/26 (a)	105,000	102,820
Sabine Pass Liquefaction LLC
4.20%, 03/15/28 (a)	14,000	11,988
5.00%, 03/15/27 (a)	8,000	7,053
5.88%, 06/30/26 (a)	67,000	60,865
Schlumberger Holdings Corp.
3.90%, 05/17/28 (a)(g)	16,000	14,884
Sempra Energy
3.80%, 02/01/38 (a)	11,000	10,467
4.00%, 02/01/48 (a)	26,000	26,103
Shell International Finance BV
2.38%, 08/21/22 (a)	61,000	61,300
3.13%, 11/07/49 (a)	81,000	80,439
3.75%, 09/12/46 (a)	10,000	10,759
4.13%, 05/11/35 (a)	15,000	17,207

	Principal Amount ($)	Fair Value $
Shire Acquisitions Investments Ireland DAC
2.88%, 09/23/23 (a)	2,000	2,021
3.20%, 09/23/26 (a)	12,000	12,212
Simon Property Group LP
3.38%, 06/15/27 (a)	67,000	65,097
Southern California Edison Co.
2.40%, 02/01/22 (a)	37,000	36,343
2.90%, 03/01/21 (a)	46,000	45,844
4.00%, 04/01/47 (a)	57,000	59,691
4.20%, 03/01/29 (a)	39,000	41,553
Southern Company Gas Capital Corp.
3.95%, 10/01/46 (a)	41,000	36,596
4.40%, 05/30/47 (a)	13,000	13,497
Southwest Airlines Co.
2.63%, 02/10/30 (a)	67,000	56,163
Southwestern Electric Power Co.
2.75%, 10/01/26 (a)	23,000	21,840
Spectra Energy Partners LP
3.38%, 10/15/26 (a)	8,000	7,393
4.50%, 03/15/45 (a)	4,000	3,644
Standard Chartered PLC (2.82% fixed rate until 01/30/25; 1.21% + 3 month USD LIBOR thereafter)
2.82%, 01/30/26 (a)(b)(g)	203,000	190,444
Starbucks Corp.
4.00%, 11/15/28 (a)	19,000	20,314
Steel Dynamics Inc.
3.45%, 04/15/30 (a)	30,000	27,133
4.13%, 09/15/25 (a)	240,000	222,029
Sumitomo Mitsui Financial Group Inc.
2.35%, 01/15/25 (a)	200,000	197,796
Suncor Energy Inc.
4.00%, 11/15/47 (a)	5,000	4,620
Sunoco Logistics Partners Operations LP
5.30%, 04/01/44 (a)	19,000	13,113
Sysco Corp.
3.25%, 07/15/27 (a)	19,000	17,342
5.65%, 04/01/25	25,000	26,113
5.95%, 04/01/30	15,000	15,825
6.60%, 04/01/50	10,000	10,746
Tampa Electric Co.
4.35%, 05/15/44 (a)	44,000	47,911
Target Corp.
2.25%, 04/15/25	67,000	68,483
2.50%, 04/15/26 (a)	24,000	24,655
2.65%, 09/15/30	15,000	15,641
TELUS Corp.
3.70%, 09/15/27 (a)	150,000	161,289

See Notes to Schedules of Investments and Notes to Financial Statements.

40	State Street Active Core Bond Fund

State Street Active Core Bond Fund

Schedule of Investments, continued — March 31, 2020 (Unaudited)

	Principal Amount ($)	Fair Value $

Texas Instruments Inc.
3.88%, 03/15/39 (a)	23,000	26,308
The Allstate Corp. (5.75% fixed rate until 08/15/23; 2.94% + 3 month USD LIBOR thereafter)
5.75%, 08/15/53 (a)(b)	40,000	35,556
The Bank of New York Mellon Corp. (4.63% fixed rate until 09/20/26; 3.13% + 3 month USD LIBOR thereafter)
4.63%, 12/29/49 (a)(b)	86,000	75,929
The Bank of Nova Scotia (4.65% fixed rate until 10/12/22; 2.65% + 3 month USD LIBOR thereafter)
4.65%, 12/31/99 (a)(b)	109,000	85,935
The Boeing Co.
2.70%, 02/01/27 (a)	58,000	53,078
2.95%, 02/01/30 (a)	13,000	12,016
3.25%, 03/01/28 (a)	18,000	17,000
3.55%, 03/01/38 (a)	19,000	16,665
3.75%, 02/01/50 (a)	39,000	35,561
The Cleveland Electric Illuminating Co.
4.55%, 11/15/30 (a)(g)	71,000	75,017
The Dow Chemical Co.
4.25%, 10/01/34 (a)	26,000	24,906
5.55%, 11/30/48 (a)	16,000	18,160
The Estee Lauder Companies Inc.
2.38%, 12/01/29 (a)	80,000	77,543
3.13%, 12/01/49 (a)	25,000	24,198
The George Washington University
4.13%, 09/15/48 (a)	84,000	91,473
The Goldman Sachs Group Inc.
2.60%, 02/07/30 (a)	40,000	37,636
3.50%, 04/01/25	40,000	41,078
3.50%, 11/16/26 (a)	146,000	149,796
3.85%, 01/26/27 (a)	114,000	116,547
4.25%, 10/21/25 (a)	4,000	4,148
5.15%, 05/22/45 (a)	71,000	79,773
The Goldman Sachs Group Inc. (3.81% fixed rate until 04/23/28; 1.16% + 3 month USD LIBOR thereafter)
3.81%, 04/23/29 (a)(b)	216,000	223,165
The Goldman Sachs Group Inc. (4.02% fixed rate until 10/31/37; 1.37% + 3 month USD LIBOR thereafter)
4.02%, 10/31/38 (a)(b)	50,000	51,393
The Hartford Financial Services Group Inc.
2.80%, 08/19/29 (a)	65,000	63,289

	Principal Amount ($)	Fair Value $
The Hartford Financial Services Group Inc. (3.82% fixed rate until 05/01/20; 2.13% + 3 month USD LIBOR)
3.82%, 02/12/67 (a)(b)(g)	95,000	61,681
The Home Depot Inc.
2.70%, 04/15/30	50,000	51,020
3.35%, 04/15/50	90,000	94,742
3.50%, 09/15/56 (a)	21,000	21,520
3.90%, 12/06/28 - 06/15/47 (a)	64,000	71,155
4.50%, 12/06/48 (a)	38,000	46,225
The Interpublic Group of Companies Inc.
3.75%, 10/01/21 (a)	139,000	140,440
The Kroger Co.
2.95%, 11/01/21 (a)	43,000	43,418
4.65%, 01/15/48 (a)	12,000	13,248
The Mosaic Co.
5.63%, 11/15/43 (a)	4,000	3,579
The Procter & Gamble Co.
2.45%, 03/25/25 (a)	45,000	47,403
3.60%, 03/25/50 (a)	20,000	24,834
The Sherwin-Williams Co.
3.45%, 06/01/27 (a)	7,000	7,067
4.50%, 06/01/47 (a)	6,000	6,562
The Southern Co.
3.25%, 07/01/26 (a)	8,000	7,927
4.40%, 07/01/46 (a)	5,000	5,201
The Walt Disney Co.
3.38%, 11/15/26 (a)	7,000	7,323
4.00%, 10/01/23 (a)	358,000	382,541
4.75%, 11/15/46 (a)	5,000	6,342
6.65%, 11/15/37 (a)	31,000	43,632
The Williams Companies Inc.
3.75%, 06/15/27 (a)	6,000	5,564
4.85%, 03/01/48 (a)	15,000	14,019
5.40%, 03/04/44 (a)	4,000	3,602
Thermo Fisher Scientific Inc.
4.13%, 03/25/25 (a)	15,000	16,142
4.50%, 03/25/30 (a)	15,000	16,930
Time Warner Cable LLC
4.50%, 09/15/42 (a)	4,000	3,812
6.55%, 05/01/37 (a)	17,000	20,085
TJX Companies Inc.
3.50%, 04/15/25	50,000	51,256
3.88%, 04/15/30	35,000	36,233
4.50%, 04/15/50	25,000	26,987
Total Capital International S.A.
3.46%, 02/19/29 (a)	54,000	57,242
TransCanada PipeLines Ltd.
4.25%, 05/15/28 (a)	39,000	39,647
4.88%, 01/15/26 (a)	7,000	7,587

See Notes to Schedules of Investments and Notes to Financial Statements.

State Street Active Core Bond Fund	41

State Street Active Core Bond Fund

Schedule of Investments, continued — March 31, 2020 (Unaudited)

	Principal Amount ($)	Fair Value $

Transcontinental Gas Pipe Line Company LLC
4.00%, 03/15/28 (a)	16,000	14,681
Trinity Health Corp.
3.43%, 12/01/48 (a)	16,000	16,749
Truist Bank (3.50% fixed rate until 08/02/21; 0.59% + 3 month USD LIBOR thereafter)
3.50%, 08/02/22 (a)(b)	40,000	41,140
Truist Financial Corp. (4.80% fixed rate until 09/01/24; 3.00% + 5 year CMT Rate thereafter)
4.80%, 12/31/99 (a)(b)	83,000	68,800
TWDC Enterprises 18 Corp.
4.13%, 06/01/44 (a)	5,000	5,497
Tyco Electronics Group S.A.
3.13%, 08/15/27 (a)	28,000	29,567
Tyson Foods Inc.
4.00%, 03/01/26 (a)	79,000	83,578
4.55%, 06/02/47 (a)	4,000	4,457
UDR Inc.
3.00%, 08/15/31 (a)	25,000	23,613
Union Pacific Corp.
3.50%, 06/08/23 (a)	31,000	32,098
3.60%, 09/15/37 (a)	6,000	6,214
4.10%, 09/15/67 (a)	21,000	21,653
4.30%, 03/01/49 (a)	26,000	29,447
United Technologies Corp.
3.13%, 05/04/27 (a)	93,000	94,805
3.65%, 08/16/23 (a)	4,000	4,219
3.95%, 08/16/25 (a)	14,000	15,253
4.13%, 11/16/28 (a)	6,000	6,580
4.15%, 05/15/45 (a)	18,000	19,499
4.45%, 11/16/38 (a)	14,000	15,711
4.50%, 06/01/42 (a)	12,000	13,697
UnitedHealth Group Inc.
4.45% 12/15/48 (a)	18,000	21,670
4.75%, 07/15/45 (a)	9,000	11,529
Vale S.A.
5.63%, 09/11/42 (a)	19,000	19,066
Valero Energy Corp.
4.00%, 04/01/29 (a)	26,000	24,177
Ventas Realty LP
3.25%, 10/15/26 (a)	88,000	83,318
Verizon Communications Inc.
2.45%, 11/01/22 (a)	350,000	354,998
4.33%, 09/21/28 (a)	51,000	57,813
4.40%, 11/01/34 (a)	64,000	74,104
4.52%, 09/15/48 (a)	18,000	22,716
4.67%, 03/15/55 (a)	33,000	41,960
5.25%, 03/16/37 (a)	16,000	20,351

	Principal Amount ($)	Fair Value $
ViacomCBS Inc.
2.90%, 01/15/27 (a)	16,000	14,344
3.45%, 10/04/26 (a)	19,000	17,754
3.70%, 06/01/28 (a)	38,000	34,383
4.38%, 03/15/43 (a)	41,000	35,827
5.25%, 04/01/44 (a)	4,000	3,804
Virginia Electric & Power Co.
4.00%, 11/15/46 (a)	42,000	46,157
Visa Inc.
1.90%, 04/15/27	178,000	177,498
2.05%, 04/15/30	45,000	44,935
2.70%, 04/15/40	25,000	24,816
4.30%, 12/14/45 (a)	49,000	61,294
Vodafone Group PLC
4.38%, 05/30/28 (a)	48,000	50,574
5.25%, 05/30/48 (a)	22,000	26,101
Vornado Realty LP
3.50%, 01/15/25 (a)	14,000	13,430
Vulcan Materials Co.
3.90%, 04/01/27 (a)	14,000	14,049
Walmart Inc.
3.63%, 12/15/47 (a)	14,000	16,381
3.70%, 06/26/28 (a)	29,000	32,546
3.95%, 06/28/38 (a)	29,000	34,276
4.05%, 06/29/48 (a)	43,000	53,538
WEC Energy Group Inc.
3.55%, 06/15/25 (a)	30,000	30,389
Wells Fargo & Co.
4.15%, 01/24/29 (a)	82,000	89,344
4.75%, 12/07/46 (a)	71,000	79,626
Wells Fargo & Co. (2.88% fixed rate until 10/30/29; 1.17% + 3 month USD LIBOR thereafter)
2.88%, 10/30/30 (a)(b)	20,000	19,804
Wells Fargo & Co. (3.20% fixed rate until 06/17/26; 1.17% + 3 month USD LIBOR thereafter)
3.20%, 06/17/27 (a)(b)	317,000	326,218
Wells Fargo & Co. (5.88% fixed rate until 06/15/25; 3.99% + 3 month USD LIBOR thereafter)
5.88%, 12/29/49 (a)(b)	117,000	118,872
Western Midstream Operating LP
3.10%, 02/01/25 (a)	95,000	48,446
5.38%, 06/01/21 (a)	49,000	39,227
Westpac Banking Corp. (2.89% fixed rate until 02/04/25; 1.35% + 5 year CMT Rate thereafter)
2.89%, 02/04/30 (a)(b)	82,000	78,763

See Notes to Schedules of Investments and Notes to Financial Statements.

42	State Street Active Core Bond Fund

State Street Active Core Bond Fund

Schedule of Investments, continued — March 31, 2020 (Unaudited)

	Principal Amount ($)	Fair Value $

Westpac Banking Corp. (4.11% fixed rate until 07/24/29; 2.00% + 5 year CMT Rate thereafter)
4.11%, 07/24/34 (a)(b)	32,000	30,747
Weyerhaeuser Co.
4.00%, 04/15/30	112,000	113,119
Willis North America Inc.
3.60%, 05/15/24 (a)	75,000	76,346
WPP Finance 2010
3.75%, 09/19/24 (a)	19,000	19,195
WRKCo Inc.
3.00%, 09/15/24 (a)	19,000	18,383
Xcel Energy Inc.
3.40%, 06/01/30	55,000	56,135
Xilinx Inc.
2.95%, 06/01/24 (a)	15,000	14,735
Zoetis Inc.
3.00%, 09/12/27 (a)	7,000	7,106
3.90%, 08/20/28 (a)	21,000	23,103

		34,809,939

Non-Agency Collateralized Mortgage Obligations - 3.2%
Benchmark 2019-B12 Mortgage Trust
3.12%, 08/15/52 (a)	300,000	314,819
Cantor Commercial Real Estate Lending 2019-CF3
3.01%, 01/15/53 (a)	222,000	225,185
CD 2019-CD8 Mortgage Trust
2.91%, 08/15/57 (a)	827,000	856,205
Citigroup Commercial Mortgage Trust 2016-P6
3.72%, 12/10/49 (a)(b)	268,803	292,272
GS Mortgage Securities Trust 2012-GCJ9
1.94%, 11/10/45 (a)(b)(c)	693,459	28,599
GS Mortgage Securities Trust 2016-GS3
2.85%, 10/10/49 (a)	379,000	390,287
JP Morgan Chase Commercial Mortgage Securities Trust 2012-LC9
1.50%, 12/15/47 (a)(b)(c)	586,443	18,379
JPMBB Commercial Mortgage Securities Trust 2015-C32
4.66%, 11/15/48 (a)(b)	494,000	472,546
MASTR Alternative Loan Trust 2003-5
5.00%, 08/25/18 (a)(c)	1,114	39

	Principal Amount ($)	Fair Value $
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C21
0.88%, 03/15/48 (a)(b)(c)	3,516,849	120,061
Morgan Stanley Capital I Trust 2006-IQ11
6.06%, 10/15/42 (a)(b)	211,601	203,116
UBS Commercial Mortgage Trust 2018-C12
4.79%, 08/15/51 (a)(b)	189,000	188,310
Wells Fargo Commercial Mortgage Trust 2015-C26
1.21%, 02/15/48 (a)(b)(c)	2,760,502	127,559
WFRBS Commercial Mortgage Trust 2014-LC14
4.35%, 03/15/47 (a)(b)	544,000	563,198

		3,800,575

Sovereign Bonds - 0.6%
Government of Chile
2.55%, 01/27/32 (a)	203,000	202,669
Government of Mexico
4.60%, 02/10/48 (a)	202,000	201,836
Government of Peru
5.63%, 11/18/50 (a)	113,000	165,647
Government of Uruguay
5.10%, 06/18/50 (a)	117,568	133,796

		703,948

Municipal Bonds and Notes - 0.5%
American Municipal Power Inc.
6.27%, 02/15/50 (a)	105,000	140,163
State of California
4.60%, 04/01/38 (a)	165,000	181,677
State of Illinois
5.10%, 06/01/33 (a)	100,000	99,263
The University of Texas System
3.35%, 08/15/47 (a)	95,000	101,611

		522,714

Total Bonds and Notes (Cost $103,558,202)		106,918,584

	Number of Shares

Domestic Equity - 0.2%
Preferred Stock - 0.2%
Wells Fargo & Co. 3.09% + 3 month USD LIBOR (Cost $214,450) (a)(b)	8,578	208,874

See Notes to Schedules of Investments and Notes to Financial Statements.

State Street Active Core Bond Fund	43

State Street Active Core Bond Fund

Schedule of Investments, continued — March 31, 2020 (Unaudited)

	Notional Amount ($)	Fair Value $

Purchased Options - 0.1%
10 Yr. U.S. Treasury Notes Futures (Strike price 138.00USD, expiration date 05/22/20) (a)	20,000	35,000
U.S. Treasury Bond (Strike price 175 USD, expiration date 05/22/20) (a)	15,000	91,406

Total Options (Cost $77,047)		126,406

Total Investments in Securities (Cost $103,849,699)		107,253,864

	Number of Shares	Fair Value $
Short-Term Investments - 26.0%
State Street Institutional U.S. Government Money Market Fund - Class G Shares 0.36% (Cost $30,650,715) (a)(h)(i)	30,650,715	30,650,715

Total Short-Term Investments (Cost $30,650,715)		30,650,715

Total Investments (Cost $134,500,414)		137,904,579

Liabilities in Excess of Other Assets, net - (17.0)%		(20,036,080)

NET ASSETS - 100.0%		117,868,499

Other Information:

Centrally Cleared Credit Default Swaps

Reference Entity	Counterparty	Notional Amount (000s omitted)	Contract Annual Fixed Rate/ Payment Frequency	Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Unrealized Appreciation/ Depreciation
Buy Protection
Markit CDX North America High Yield Index	Intercontinental Exchange	$4,867	1.00%/Quarterly	12/20/24	$(22,338)	$(76,040)	$53,702
Markit CDX North America High Yield Index	Intercontinental Exchange	6,315	5.00%/Quarterly	12/20/24	(374,463)	(298,711)	(75,752)

							$(22,050)

Centrally Cleared Interest Rate Swaps

Counterparty	Notional Amount (000s omitted)	Fund Pays/Receives Fixed Rate/Payment Frequency	Floating Rate	Contract Annual Fixed Rate	Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Unrealized Depreciation
CME Group, Inc.	$9,488	Pays/Quarterly	3 Month U.S. Dollar LIBOR	3.06%	11/19/21	$(479,482)	$—	$(479,482)

See Notes to Schedules of Investments and Notes to Financial Statements.

44	State Street Active Core Bond Fund

State Street Active Core Bond Fund

Schedule of Investments, continued — March 31, 2020 (Unaudited)

The Fund had the following long futures contracts open at March 31, 2020:

Description	Expiration date	Number of Contracts	Notional Amount	Value	Unrealized Appreciation
Ultra Long-Term U.S. Treasury Bond Futures	June 2020	11	$2,271,118	$2,440,625	$169,507
2 Yr. U.S. Treasury Notes Futures	June 2020	106	23,173,640	23,360,578	186,938
5 Yr. U.S. Treasury Notes Futures	June 2020	24	2,982,840	3,008,625	25,785

					$382,230

The Fund had the following short futures contracts open at March 31, 2020:

Description	Expiration date	Number of Contracts	Notional Amount	Value	Unrealized Depreciation
U.S. Long Bond Futures	June 2020	2	$(341,840)	$(358,125)	$(16,285)
10 Yr. U.S. Treasury Notes Futures	June 2020	15	(2,054,412)	(2,080,312)	(25,900)
10 Yr. U.S. Treasury Ultra Futures	June 2020	30	(4,531,755)	(4,680,938)	(149,183)

					$(191,368)

					$190,862

The Fund had the following Purchased Options contracts at March 31, 2020:

Description	Counterparty	Strike Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ Depreciation
10 Yr. U.S. Treasury Notes Futures (Strike price 138.00 USD, expiration date 05/22/20)	Goldman Sachs & Co.	$138.00	05/22/20	20	$20,000	$35,000	$34,518	$482
U.S. Treasury Bond (Strike price 175 USD, expiration date 05/22/20)	Goldman Sachs & Co.	175.00	05/22/20	15	15,000	91,406	42,529	48,877

								$49,359

During the period ended March 31, 2020 average notional values related to derivative contracts were as follows:

	Purchased Put Options	Purchased Call Options	Written Put Options	Written Call Options	Long Futures Contracts	Short Futures Contracts	Credit Default Swap Contracts	Interest Rate Swap Contracts

Average Notional Value	$—	$18,058	$—	$—	$21,933,256	$8,093,131	$5,880,246	$9,488,443

See Notes to Schedules of Investments and Notes to Financial Statements.

State Street Active Core Bond Fund	45

State Street Active Core Bond Fund

Schedule of Investments, continued — March 31, 2020 (Unaudited)

The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Funds’ future investments and should not be construed as a recommendation to purchase or sell a particular security. See each Fund’s summary prospectus and the Funds’ statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.

(a)	At March 31, 2020, all or a portion of this security was pledged to cover collateral requirements for futures, options, swaps and/or TBAs.
(b)

Variable Rate Security - Interest rate shown is rate in effect at March 31, 2020. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.

(c)

Interest only security. These securities represent the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the “interest only” holding.

(d)	Settlement is on a delayed delivery or when-issued basis with final maturity to be announced (“TBA”) in the future.
(e)

Principal only security. These securities represent the right to receive the monthly principal payments on an underlying pool of mortgages. No payments of interest on the pool are passed through to the “principal only” holder.

(f)	Step coupon bond.
(g)

Pursuant to Rule 144A of the Securities Act of 1933, as amended, these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2020, these securities amounted to $5,294,572 or 4.49% of the net assets of the State Street Active Core Bond Fund. These securities have been determined to be liquid using procedures established by the Fund’s Board of Trustees .

(h)	Coupon amount represents effective yield.
(i)

Sponsored by SSGA Funds Management, Inc., the Funds’ investment adviser and administrator, and an affiliate of State Street Bank & Trust Co., the Funds’ sub-administrator, custodian and accounting agent.

†	Percentages are based on net assets as of March 31, 2020.
**	Amount is less than $0.50.

Abbreviations:

CMT - Constant Maturity Treasury

LIBOR - London Interbank Offered Rate

REIT- Real Estate Investment Trust

REMIC - Real Estate Mortgage Investment Conduit

SOFR - Secured Overnight Financing Rate

STRIPS - Separate Trading of Registered Interest and Principal of Security

TBA - To Be Announced

See Notes to Schedules of Investments and Notes to Financial Statements.

46	State Street Active Core Bond Fund

State Street Active Core Bond Fund

Schedule of Investments, continued — March 31, 2020 (Unaudited)

The following table presents the Fund’s investments measured at fair value on a recurring basis at March 31, 2020:

Fund	Investments	Level 1	Level 2	Level 3	Total

State Street Active Core Bond Fund	Investments in Securities

	U.S. Treasuries	$—	$29,443,701	$—	$29,443,701

	Agency Mortgage Backed	—	32,025,219	—	32,025,219

	Agency Collateralized Mortgage Obligations	—	1,690,469	—	1,690,469

	Asset Backed	—	3,922,019	—	3,922,019

	Corporate Notes	—	34,809,939	—	34,809,939

	Non-Agency Collateralized Mortgage Obligations	—	3,800,575	—	3,800,575

	Sovereign Bonds	—	703,948	—	703,948

	Municipal Bonds and Notes	—	522,714	—	522,714

	Preferred Stock	208,874	—	—	208,874

	Purchased Options	126,406		—	126,406

	Short-Term Investments	30,650,715	—	—	30,650,715

	Total Investments in Securities	$30,985,995	$106,918,584	$—	$137,904,579

	Other Financial Instruments

	Credit Default Swap Contracts - Unrealized Appreciation		53,702		53,702

	Credit Default Swap Contracts - Unrealized Depreciation		(75,752)		(75,752)

	Interest Rate Swap Contracts - Unrealized Depreciation		(479,482)		(479,482)

	Long Futures Contracts - Unrealized Appreciation	$382,230	$—	$—	$382,230

	Short Futures Contracts - Unrealized Depreciation	(191,368)	—	—	(191,368)

	Total Other Financial Instruments	$190,862	$(501,532)	$—	$(310,670)

Affiliate Table

	Number of Shares Held at 9/30/19	Value At 9/30/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/20	Value at 3/31/20	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	47,836,549	$47,836,549	$67,606,160	$84,791,994	$—	$—	30,650,715	$30,650,715	$170,727

Notes to Schedules of Investments and Notes to Financial Statements.

State Street Active Core Bond Fund	47

State Street Institutional U.S. Equity Fund

Financial Highlights

Selected data based on a share outstanding throughout the periods indicated

	Investment Class
	3/31/20†		9/30/19	9/30/18	9/30/17	9/30/16	9/30/15**
Inception date							11/25/97

Net asset value, beginning of period	$12.30		$13.74	$14.95	$13.50	$14.46	$17.32

Income/(loss) from investment operations:
Net investment income	0.08	*	0.15 *	0.16 *	0.18 *	0.21 *	0.21 *
Net realized and unrealized gains/(losses) on investments	(1.10	)*	0.05 *	1.95 *	2.16 *	1.52 *	(0.65)*

Total income/(loss) from investment operations	(1.02)		0.20	2.11	2.34	1.73	(0.44)

Less distributions from:
Net investment income	0.16		0.18	0.21	0.21	0.24	0.25
Net realized gains	0.66		1.46	3.11	0.68	2.45	2.17

Total distributions	0.82		1.64	3.32	0.89	2.69	2.42

Net asset value, end of period	$10.46		$12.30	$13.74	$14.95	$13.50	$14.46

Total return(a)	(9.57)%		4.43%	16.72%	18.29%	13.29%	(3.57)%

Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$351,365		$419,296	$522,658	$461,828	$603,060	$615,024

Ratios to average net assets:
Net expenses	0.37	%***	0.38%	0.37%	0.37%	0.37%	0.37%
Gross expenses	0.37	%***	0.38%	0.37%	0.37%	0.37%	0.37%
Net investment income	1.20	%***	1.29%	1.21%	1.29%	1.61%	1.32%
Portfolio turnover rate	24%		35%	48%	80%	43%	41%

	Service Class
	3/31/20†		9/30/19	9/30/18	9/30/17	9/30/16	9/30/15**
Inception date							1/3/01

Net asset value, beginning of period	$13.32		$14.70	$15.77	$14.18	$15.06	$17.95

Income/(loss) from investment operations:
Net investment income	0.06	*	0.14 *	0.14 *	0.15 *	0.19 *	0.18 *
Net realized and unrealized gains/(losses) on investments	(1.21	)*	0.09 *	2.08 *	2.29 *	1.58 *	(0.69)*

Total income/(loss) from investment operations	(1.15)		0.23	2.22	2.44	1.77	(0.51)

Less distributions from:
Net investment income	0.11		0.15	0.18	0.17	0.20	0.21
Net realized gains	0.66		1.46	3.11	0.68	2.45	2.17

Total distributions	0.77		1.61	3.29	0.85	2.65	2.38

Net asset value, end of period	$11.40		$13.32	$14.70	$15.77	$14.18	$15.06

Total return(a)	(9.67)%		4.23%	16.35%	18.07%	12.96%	(3.83)%

Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$42		$48	$104	$95	$95	$104

Ratios to average net assets:
Net expenses	0.62	%***	0.63%	0.62%	0.62%	0.62%	0.62%
Gross expenses	0.62	%***	0.63%	0.62%	0.62%	0.62%	0.62%
Net investment income	0.95	%***	1.06%	0.95%	1.04%	1.35%	1.07%
Portfolio turnover rate	24%		35%	48%	80%	43%	41%

See Notes to Financial Highlights and Notes to Financial Statements

48	Financial Highlights

State Street Institutional Premier Growth Equity Fund

Financial Highlights

Selected data based on a share outstanding throughout the periods indicated

	Investment Class
	3/31/20†		9/30/19	9/30/18	9/30/17	9/30/16	9/30/15**
Inception date							10/29/99

Net asset value, beginning of period	$15.51		$17.49	$15.69	$14.23	$13.61	$14.96

Income/(loss) from investment operations:
Net investment income	0.03	*	0.09 *	0.11 *	0.13 *	0.13 *	0.13 *
Net realized and unrealized gains/(losses) on investments	0.77	*	(0.03)*	2.82 *	2.60 *	1.88 *	(0.11)*

Total income from investment operations	0.80		0.06	2.93	2.73	2.01	0.02

Less distributions from:
Net investment income	0.09		0.11	0.13	0.12	0.14	0.13
Net realized gains	8.64		1.93	1.00	1.15	1.25	1.24

Total distributions	8.73		2.04	1.13	1.27	1.39	1.37

Net asset value, end of period	$7.58		$15.51	$17.49	$15.69	$14.23	$13.61

Total return(a)	(1.54)%		3.57%	19.64%	21.18%	15.25%	(0.47)%

Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$61,074		$192,144	$365,078	$360,416	$325,700	$334,227

Ratios to average net assets:
Net expenses	0.40	%***	0.39%	0.38%	0.38%	0.38%	0.38%
Gross expenses	0.40	%***	0.39%	0.38%	0.38%	0.38%	0.38%
Net investment income	0.46	%***	0.59%	0.68%	0.88%	0.95%	0.89%
Portfolio turnover rate	17%		27%	21%	24%	21%	21%

	Service Class
	3/31/20†		9/30/19	9/30/18	9/30/17	9/30/16	9/30/15**
Inception date							1/3/01

Net asset value, beginning of period	$15.27		$17.24	$15.48	$14.06	$13.46	$14.82

Income/(loss) from investment operations:
Net investment income	0.01	*	0.05 *	0.07 *	0.09 *	0.09 *	0.09 *
Net realized and unrealized gains/(losses) on investments	0.76	*	(0.02)*	2.78 *	2.57 *	1.87 *	(0.12)*

Total income/(loss) from investment operations	0.77		0.03	2.85	2.66	1.96	(0.03)

Less distributions from:
Net investment income	0.04		0.07	0.09	0.09	0.11	0.09
Net realized gains	8.64		1.93	1.00	1.15	1.25	1.24

Total distributions	8.68		2.00	1.09	1.24	1.36	1.33

Net asset value, end of period	$7.36		$15.27	$17.24	$15.48	$14.06	$13.46

Total return(a)	(1.75)%		3.32%	19.37%	20.84%	14.99%	(0.77)%

Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$6,661		$9,609	$17,298	$16,136	$11,547	$5,820

Ratios to average net assets:
Net expenses	0.65	%***	0.64%	0.63%	0.63%	0.63%	0.63%
Gross expenses	0.65	%***	0.64%	0.63%	0.63%	0.63%	0.63%
Net investment income	0.17	%***	0.34%	0.43%	0.62%	0.67%	0.61%
Portfolio turnover rate	17%		27%	21%	24%	21%	21%

See Notes to Financial Highlights and Notes to Financial Statements

Financial Highlights	49

State Street Institutional Small-Cap Equity Fund

Financial Highlights

Selected data based on a share outstanding throughout the periods indicated

	Investment Class
	3/31/20		9/30/19	9/30/18	9/30/17	9/30/16		9/30/15**
Inception date								8/3/98

Net asset value, beginning of period	$17.04		$21.94	$20.79	$17.96	$17.18		$19.32

Income/(loss) from investment operations:
Net investment income	0.04	*	0.06 *	0.03 *	0.05 *	0.04	*	0.03 *
Net realized and unrealized gains/(losses) on investments	(4.03	)*	(2.06)*	2.95 *	3.42 *	2.79	*	(0.08)*

Total income/(loss) from investment operations	(3.99)		(2.00)	2.98	3.47	2.83		(0.05)

Less distributions from:
Net investment income	0.07		0.04	0.04	0.04	0.03		0.02
Net realized gains	1.02		2.86	1.79	0.60	2.02		2.07

Total distributions	1.09		2.90	1.83	0.64	2.05		2.09

Net asset value, end of period	$11.96		$17.04	$21.94	$20.79	$17.96		$17.18

Total return(a)	(25.42)%		(6.21)%	15.47%	19.65%	18.24%		(0.90)%

Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$837,365		$1,255,899	$1,528,575	$1,464,018	$1,298,789		$1,171,984

Ratios to average net assets:
Net expenses	0.88	%***	0.88%	0.88%	0.88%	0.89%		0.89%
Gross expenses	0.88	%***	0.88%	0.88%	0.88%	0.89%		0.89%
Net investment income	0.50	%***	0.37%	0.14%	0.27%	0.25%		0.17%
Portfolio turnover rate	16%		29%	38%	34%	33%		40%

	Service Class
	3/31/20		9/30/19	9/30/18	9/30/17	9/30/16		9/30/15**
Inception date								9/30/05

Net asset value, beginning of period	$17.02		$21.93	$20.79	$17.98	$17.21		$19.37

Income/(loss) from investment operations:
Net investment income (loss)	0.02	*	0.02 *	(0.02)*	0.01 *	(0.00	)*(b)	(0.01)*
Net realized and unrealized gains/(losses) on investments	(4.03	)*	(2.05)*	2.95 *	3.41 *	2.80	*	(0.08)*

Total income/(loss) from investment operations	(4.01)		(2.03)	2.93	3.42	2.80		(0.09)

Less distributions from:
Net investment income	0.02		0.02	—	0.01	0.01		—
Net realized gains	1.02		2.86	1.79	0.60	2.02		2.07

Total distributions	1.04		2.88	1.79	0.61	2.03		2.07

Net asset value, end of period	$11.97		$17.02	$21.93	$20.79	$17.98		$17.21

Total return(a)	(25.47)%		(6.44)%	15.14%	19.38%	17.96%		(1.12)%

Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$1,284		$1,937	$2,671	$2,373	$2,579		$1,741

Ratios to average net assets:
Net expenses	1.13	%***	1.13%	1.13%	1.13%	1.14%		1.14%
Gross expenses	1.13	%***	1.13%	1.13%	1.13%	1.14%		1.14%
Net investment income (loss)	0.26	%***	0.12%	(0.11)%	0.03%	(0.00	)%(c)	(0.07)%
Portfolio turnover rate	16%		29%	38%	34%	33%		40%

See Notes to Financial Highlights and Notes to Financial Statements

50	Financial Highlights

State Street Institutional International Equity Fund

Financial Highlights

Selected data based on a share outstanding throughout the periods indicated

	Investment Class
	3/31/20		9/30/19	9/30/18	9/30/17	9/30/16	9/30/15**
Inception date							11/25/97

Net asset value, beginning of period	$13.42		$13.37	$13.42	$11.83	$11.41	$12.72

Income/(loss) from investment operations:
Net investment income	0.13	*	0.15 *	0.23 *	0.17 *	0.20 *	0.18 *
Net realized and unrealized gains/(losses) on investments	(1.99	)*	0.22 *	(0.09)*	1.63 *	0.40 *	(1.15)*

Total income/(loss) from investment operations	(1.86)		0.37	0.14	1.80	0.60	(0.97)

Less distributions from:
Net investment income	0.27		0.32	0.19	0.21	0.18	0.34

Total distributions	0.27		0.32	0.19	0.21	0.18	0.34

Net asset value, end of period	$11.29		$13.42	$13.37	$13.42	$11.83	$11.41

Total return(a)	(14.27)%		3.18%	1.01%	15.58%	5.32%	(7.80)%

Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$61,458		$73,060	$1,095,253	$1,213,757	$1,238,011	$1,284,412

Ratios to average net assets:
Net expenses	0.55	%***	0.56%	0.57%	0.57%	0.57%	0.56%
Gross expenses	0.68	%***	0.63%	0.57%	0.57%	0.57%	0.56%
Net investment income	2.15	%***	1.15%	1.68%	1.40%	1.73%	1.38%
Portfolio turnover rate	15%		20%	24%	30%	33%	26%

	Service Class
	3/31/20		9/30/19	9/30/18	9/30/17	9/30/16	9/30/15**
Inception date							1/3/01

Net asset value, beginning of period	$13.37		$13.28	$13.34	$11.76	$11.33	$12.62

Income/(loss) from investment operations:
Net investment income	0.13	*	0.22 *	0.20 *	0.14 *	0.17 *	0.08 *
Net realized and unrealized gains/(losses) on investments	(2.00	)*	0.13 *	(0.10)*	1.63 *	0.40 *	(1.06)*

Total income/(loss) from investment operations	(1.87)		0.35	0.10	1.77	0.57	(0.98)

Less distributions from:
Net investment income	0.24		0.26	0.16	0.19	0.14	0.31

Total distributions	0.24		0.26	0.16	0.19	0.14	0.31

Net asset value, end of period	$11.26		$13.37	$13.28	$13.34	$11.76	$11.33

Total return(a)	(14.38)%		3.03%	0.75%	15.33%	5.01%	(7.95)%

Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$10,803		$13,228	$17,820	$18,687	$17,796	$19,562

Ratios to average net assets:
Net expenses	0.80	%***	0.81%	0.82%	0.82%	0.82%	0.81%
Gross expenses	0.93	%***	0.94%	0.82%	0.82%	0.82%	0.81%
Net investment income	1.85	%***	1.80%	1.44%	1.14%	1.45%	0.63%
Portfolio turnover rate	15%		20%	24%	30%	33%	26%

See Notes to Financial Highlights and Notes to Financial Statements

Financial Highlights	51

State Street Active Core Bond Fund

Financial Highlights

Selected data based on a share outstanding throughout the periods indicated

	Investment Class
	3/31/20		9/30/19	9/30/18	9/30/17	9/30/16	9/30/15**
Inception date							11/21/97

Net asset value, beginning of period	$9.66		$9.07	$9.52	$9.67	$9.45	$9.51

Income/(loss) from investment operations:
Net investment income	0.11	*	0.27 *	0.26 *	0.24 *	0.26 *	0.25 *
Net realized and unrealized gains/(losses) on investments	0.01	*	0.60 *	(0.38)*	(0.15)*	0.31 *	(0.05)*

Total income/(loss) from investment operations	0.12		0.87	(0.12)	0.09	0.57	0.20

Less distributions from:
Net investment income	0.15		0.28	0.27	0.23	0.26	0.26
Net realized gains	0.14		—	0.06	0.01	0.09	—

Total distributions	0.29		0.28	0.33	0.24	0.35	0.26

Net asset value, end of period	$9.49		$9.66	$9.07	$9.52	$9.67	$9.45

Total return(a)	1.38%		9.76%	(1.35)%	0.98%	6.18%	2.05%

Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$117,779		$115,089	$221,201	$220,157	$298,908	$291,252

Ratios to average net assets:
Net expenses	0.28	%***	0.26%	0.25%	0.24%	0.24%	0.23%
Gross expenses	0.29	%***	0.26%	0.25%	0.24%	0.24%	0.23%
Net investment income	2.30	%***	2.92%	2.83%	2.56%	2.79%	2.65%
Portfolio turnover rate	55	%(d)	438%	181%	326%	219%	297%

	Service Class
	3/31/20		9/30/19	9/30/18	9/30/17	9/30/16	9/30/15**
Inception date							9/30/05

Net asset value, beginning of period	$9.89		$9.28	$9.73	$9.89	$9.66	$9.72

Income/(loss) from investment operations:
Net investment income	0.10	*	0.25 *	0.24 *	0.22 *	0.25 *	0.23 *
Net realized and unrealized gains/(losses) on investments	0.01	*	0.62 *	(0.38)*	(0.16)*	0.31 *	(0.05)*

Total income/(loss) from investment operations	0.11		0.87	(0.14)	0.06	0.56	0.18

Less distributions from:
Net investment income	0.12		0.26	0.25	0.21	0.24	0.24
Net realized gains	0.14		—	0.06	0.01	0.09	—

Total distributions	0.26		0.26	0.31	0.22	0.33	0.24

Net asset value, end of period	$9.74		$9.89	$9.28	$9.73	$9.89	$9.66

Total return(a)	1.23%		9.56%	(1.51)%	0.65%	5.95%	1.81%

Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$90		$86	$80	$90	$181	$248

Ratios to average net assets:
Net expenses	0.53	%***	0.51%	0.50%	0.49%	0.49%	0.48%
Gross expenses	0.54	%***	0.51%	0.50%	0.49%	0.49%	0.48%
Net investment income	2.05	%***	2.65%	2.57%	2.28%	2.58%	2.40%
Portfolio turnover rate	55	%(d)	438%	181%	326%	219%	297%

See Notes to Financial Highlights and Notes to Financial Statements

52	Financial Highlights

State Street Institutional Funds

Notes to Financial Highlights

(a)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions.
(b)	Less than $0.005.
(c)	Less than 0.005%.
(d)	The portfolio turnover calculated for the period ended 3/31/20 did not include To-Be-Announced transactions and, if it had, the portfolio turnover would have been 261%.
*	Per share values have been calculated using the average share method.
**	Beginning with the year ended September 30, 2016, the Funds were audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.
***	Annualized for periods less than one year.

The accompanying Notes are an integral part of these financial statements.

Financial Highlights	53

State Street Institutional Funds

Statements of Assets and Liabilities — March 31, 2020 (Unaudited)

	State Street Institutional U.S. Equity Fund	State Street Institutional Premier Growth Equity Fund	State Street Institutional Small-Cap Equity Fund

Assets
Investments in securities, at fair value (cost $305,961,332; $45,719,385; $883,641,942; $69,589,668; and $103,849,699, respectively)	$341,463,129	$63,900,890	$793,584,948
Investments in affiliated securities, at fair value (cost $0; $834,139; $0; $0; and $0, respectively)	—	729,225	—
Short-term affiliated investments, at fair value	9,425,638	2,303,428	40,129,515
Cash	22,933	—	—
Net Cash collateral on deposit with broker for future contracts	556,568	62,421	5,457,160
Net Cash collateral on deposit with broker for swap contracts	—	—	—
Foreign currency (cost $0; $0; $0; $707,239; and $0, respectively)	—	—	—
Receivable for investments sold	1,114,959	769,155	2,228,781
Income receivables	350,891	11,196	863,581
Receivable for fund shares sold	30,956	4,431	87,439
Income receivable from affiliated investments	7,830	1,565	39,202
Receivable for accumulated variation margin on futures contracts	—	45,695	1,234,540

Total assets	352,972,904	67,828,006	843,625,166

Liabilities
Due to custodian	—	—	2,029,823
Net cash collateral on futures contracts due to broker	—	—	—
Payable for investments purchased	1,356,888	—	2,124,691
Payable for fund shares redeemed	—	61,379	138,329
Payable for accumulated variation margin on swap contracts	—	—	—
Payable for accumulated variation margin on futures contracts	94,863	—	—
Payable to the Adviser	113,385	29,222	682,289
Accrued other expenses	345	597	1,345
Distribution and service fees	9	1,447	295
Accrued foreign capital gains tax	—	—	—

Total liabilities	1,565,490	92,645	4,976,772

Net Assets	$351,407,414	$67,735,361	$838,648,394

Net Assets Consist of:
Capital paid in	$307,306,349	$48,045,297	$940,845,189
Total distributable earnings (loss)	44,101,065	19,690,064	(102,196,795)

Net Assets	$351,407,414	$67,735,361	$838,648,394

Investment Class:
Net Assets	$351,365,001	$61,074,343	$837,364,808
Shares outstanding ($0.001 par value, unlimited shares authorized)	33,591,209	8,056,387	69,991,234
Net asset value, offering and redemption price per share	$10.46	$7.58	$11.96

Service Class:
Net Assets	$42,413	$6,661,018	$1,283,586
Shares outstanding ($0.001 par value, unlimited shares authorized)	3,721	904,726	107,272
Net asset value, offering and redemption price per share	$11.40	$7.36	$11.97

The accompanying Notes are an integral part of these financial statements.

54	Statements of Assets and Liabilities

State Street Institutional International Equity Fund	State Street Active Core Bond Fund

$68,522,813	$107,253,864
—	—
1,509,460	30,650,715
—	—
27,311	—
—	666,435
708,661	—
1,171,943	29,239,084
1,457,516	552,469
8,122	10,954
1,471	17,009
118,890	191,193

73,526,187	168,581,723

—	31,916
—	572,994
1,224,772	49,207,436
67	358
—	876,283
—	—
32,877	23,617
—	601
2,346	19
5,188	—

1,265,250	50,713,224

$72,260,937	$117,868,499

$76,107,066	$115,698,737
(3,846,129)	2,169,762

$72,260,937	$117,868,499

$61,458,310	$117,778,840
5,443,888	12,407,096
$11.29	$9.49

$10,802,627	$89,659
959,195	9,204
$11.26	$9.74

The accompanying Notes are an integral part of these financial statements.

Statements of Assets and Liabilities	55

State Street Institutional Funds

Statements of Operations — For the period ended March 31, 2020 (Unaudited)

	State Street Institutional U.S. Equity Fund	State Street Institutional Premier Growth Equity Fund	State Street Institutional Small-Cap Equity Fund

Investment Income
Income
Dividend	$3,228,146	$782,137	$7,818,275
Interest	—	—	—
Income from affiliated investments	86,818	54,634	551,675
Less: Foreign taxes withheld	(1,022)	(1,640)	(23,275)

Total income	3,313,942	835,131	8,346,675

Expenses
Advisory and administration fees	773,070	377,244	5,312,878
Distribution and service fees
Service Class	63	10,722	2,299
Trustees’ fees	10,218	9,544	15,003

Total expenses before waivers	783,351	397,510	5,330,180

Less: Expenses waived or borne by the adviser	—	—	—

Total expenses	783,351	397,510	5,330,180

Net investment income	$2,530,591	$437,621	$3,016,495

Net Realized and Unrealized Gain (Loss) on Investments
Realized gain (loss) on:
Unaffiliated investments	$14,587,793	$62,441,692	$17,309,297
Affiliated investments	—	(62,299)	—
Futures	(1,138,299)	(34,969)	(5,881,149)
Written options	—	—	—
Swap contracts	—	—	—
Foreign currency transactions	(3)	—	—
Increase (decrease) in unrealized appreciation/depreciation on:
Unaffiliated investments	(51,658,341)	(52,109,831)	(306,649,065)
Affiliated investments	—	(123,410)	—
Futures	(41,102)	14,292	1,817,023
Swap contracts	—	—	—
Foreign currency translations	—	—	—

Net realized and unrealized gain (loss) on investments	(38,249,952)	10,125,475	(293,403,894)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(35,719,361)	$10,563,096	$(290,387,399)

(a)	Includes foreign capital gain taxes of $(8,119).
(b)	Includes foreign deferred taxes of $(5,188).

The accompanying Notes are an integral part of these financial statements.

56	Statements of Operations

State Street Institutional International Equity Fund		State Street Active Core Bond Fund

$750,247		$683
—		1,328,917
13,337		170,727
401,726		(37)

1,165,310		1,500,290

287,509		160,557

16,582		118
8,458		9,078

312,549		169,753

(58,116)		(7,845)

254,433		161,908

$910,877		$1,338,382

$280,384	(a)	$1,447,772
—		—
(308,693)		(417,303)
—		56,610
—		(660,410)
(2,842)		—

(13,044,806	)(b)	(405,338)
—		—
117,876		200,856
—		(157,809)
22,195		—

(12,935,886)		64,378

$(12,025,009)		$1,402,760

The accompanying Notes are an integral part of these financial statements.

Statements of Operations	57

State Street Institutional Funds

Statements of Changes in Net Assets

	State Street Institutional U.S. Equity Fund		State Street Institutional Premier Growth Equity Fund
	Six Months Ended March 31, 2020*	Year Ended September 30, 2019	Six Months Ended March 31, 2020*	Year Ended September 30, 2019

Increase (Decrease) in Net Assets

Operations:
Net investment income	$2,530,591	$5,325,947	$437,621	$1,658,486
Net realized gain (loss) on investments, futures, swap contracts and foreign currency transactions	13,449,491	35,203,076	62,344,424	69,342,586
Net increase (decrease) in unrealized appreciation/ depreciation on investments, futures, swap contracts and foreign currency translations	(51,699,443)	(28,183,576)	(52,218,949)	(66,366,188)

Net increase (decrease) from operations	(35,719,361)	12,345,447	10,563,096	4,634,884

Distributions to shareholders:
Total distributions
Investment Class	(26,072,740)	(51,146,504)	(122,991,014)	(42,353,247)
Service Class	(2,748)	(11,658)	(4,866,436)	(1,739,540)

Total distributions	(26,075,488)	(51,158,162)	(127,857,450)	(44,092,787)

Increase (decrease) in assets from operations and distributions	(61,794,849)	(38,812,715)	(117,294,354)	(39,457,903)

Share transactions:
Proceeds from sale of shares
Investment Class	12,082,882	19,779,530	14,347,559	25,674,167
Service Class	5,000	10,736	917,001	1,436,396
Value of distributions reinvested
Investment Class	25,797,811	50,829,580	122,990,094	42,353,031
Service Class	2,748	11,658	4,866,436	1,739,540
Cost of shares redeemed
Investment Class	(44,024,188)	(135,167,778)	(155,820,637)	(203,786,330)
Service Class	(5,995)	(69,590)	(4,023,015)	(8,582,328)

Net increase (decrease) from share transactions	(6,141,742)	(64,605,864)	(16,722,562)	(141,165,524)

Total increase (decrease) in net assets	(67,936,591)	(103,418,579)	(134,016,916)	(180,623,427)

Net Assets
Beginning of period	419,344,005	522,762,584	201,752,277	382,375,704

End of period	$351,407,414	$419,344,005	$67,735,361	$201,752,277

Changes in Fund Shares
Investment Class
Shares sold	949,789	1,634,786	1,163,167	1,816,182
Issued for distributions reinvested	2,034,528	5,160,363	12,292,292	3,480,118
Shares redeemed	(3,468,568)	(10,745,205)	(17,783,748)	(13,784,432)

Net increase (decrease) in fund shares	(484,251)	(3,950,056)	(4,328,289)	(8,488,132)

Service Class
Shares sold	350	814	80,354	97,423
Issued for distributions reinvested	199	1,092	494,189	144,962
Shares redeemed	(409)	(5,413)	(299,076)	(616,726)

Net increase (decrease) in fund shares	140	(3,507)	275,467	(374,341)

*	Unaudited.

The accompanying Notes are an integral part of these financial statements.

58	Statements of Changes in Net Assets

State Street Institutional Small-Cap Equity Fund		State Street Institutional International Equity Fund		State Street Institutional Active Core Bond Fund
Six Months Ended March 31, 2020*	Year Ended September 30, 2019	Six Months Ended March 31, 2020*	Year Ended September 30, 2019	Six Months Ended March 31, 2020*	Year Ended September 30, 2019

$3,016,495	$4,820,698	$910,877	$2,020,628	$1,338,382	$5,541,524
11,428,148	63,095,678	(31,151)	60,234,710	426,669	6,811,921
(304,832,042)	(168,810,934)	(12,904,735)	(147,445,599)	(362,291)	6,137,047

(290,387,399)	(100,894,558)	(12,025,009)	(85,190,261)	1,402,760	18,490,492

(77,013,163)	(193,897,894)	(1,417,916)	(19,402,183)	(3,497,117)	(5,762,735)
(109,788)	(335,145)	(230,486)	(344,397)	(2,536)	(2,279)

(77,122,951)	(194,233,039)	(1,648,402)	(19,746,580)	(3,499,653)	(5,765,014)

(367,510,350)	(295,127,597)	(13,673,411)	(104,936,841)	(2,096,893)	12,725,478

38,587,827	33,843,372	2,524,728	2,385,163	11,722,727	62,779,155
176,831	272,639	151,156	155,994	18,761	—

77,013,163	193,897,894	1,417,425	19,401,437	3,487,215	5,460,386
109,787	335,145	230,375	343,612	2,536	2,279

(167,181,862)	(205,807,797)	(3,907,767)	(939,204,381)	(10,424,981)	(187,071,527)
(382,118)	(824,015)	(769,458)	(4,930,445)	(15,983)	(1,340)

(51,676,372)	21,717,238	(353,541)	(921,848,620)	4,790,275	(118,831,047)

(419,186,722)	(273,410,359)	(14,026,952)	(1,026,785,461)	2,693,382	(106,105,569)

1,257,835,116	1,531,245,475	86,287,889	1,113,073,350	115,175,117	221,280,686

$838,648,394	$1,257,835,116	$72,260,937	$86,287,889	$117,868,499	$115,175,117

2,293,307	1,949,822	178,436	195,795	1,222,474	6,707,445
4,426,044	13,849,850	98,982	1,670,182	365,880	589,748
(10,421,707)	(11,776,123)	(277,980)	(78,354,272)	(1,092,090)	(19,766,822)

(3,702,356)	4,023,549	(562)	(76,488,295)	496,264	(12,469,629)

10,403	15,822	11,246	12,551	1,895	—
6,306	23,922	16,121	29,931	259	239
(23,217)	(47,743)	(57,528)	(394,952)	(1,670)	(144)

(6,508)	(7,999)	(30,161)	(352,470)	484	95

The accompanying Notes are an integral part of these financial statements.

Statements of Changes in Net Assets	59

State Street Institutional Funds

Notes to Financial Statements — March 31, 2020 (Unaudited)

1.	Organization of the Funds

State Street Institutional Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was organized as a Delaware business trust on May 23, 1997, and is authorized to issue an unlimited number of shares. It is currently comprised of the following five series (each, a “Fund” and collectively, the “Funds”): State Street Institutional U.S. Equity Fund, State Street Institutional Premier Growth Equity Fund, State Street Institutional Small-Cap Equity Fund, State Street Institutional International Equity Fund and State Street Active Core Bond Fund. Each Fund presently offers two classes of shares — the Investment Class and the Service Class. The Trust expects that most of the time, each Fund will have relatively few shareholders (as compared with most mutual funds), but that these shareholders will invest substantial amounts in a Fund (minimum initial investment requirements are described in the current summary prospectus for each Fund and in the Funds’ statutory prospectus). Each Fund is a diversified investment company within the meaning of the 1940 Act.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.

2.	Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Each Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

Security Valuation  Each Fund’s investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of each Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the “Board”). The Committee provides oversight of the valuation of investments for the Funds. The Board has responsibility for overseeing the determination of the fair value of investments.

Valuation techniques used to value each Fund’s investments by major category are as follows:

•

Equity investments (including preferred stocks and registered investment companies that are exchange-traded funds) traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.

•

Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.

•

Rights and warrants are valued at the last reported sale price obtained from independent pricing services or brokers on the valuation date. If no price is obtained from pricing services or brokers, valuation will be based upon the intrinsic value pursuant to the valuation policy and procedures approved by the Board.

•

Government and municipal fixed income securities are generally valued using quotations from independent pricing services or brokers. Certain government inflation-indexed securities may require a calculated fair valuation as the cumulative inflation is contained within the price provided by the pricing service or broker. For these securities, the inflation component of the price is “cleaned” from the pricing service or broker price utilizing the published inflation factors in order to ensure proper accrual of income.

60	Notes to Financial Statements

State Street Institutional Funds

Notes to Financial Statements, continued — March 31, 2020 (Unaudited)

•

Debt obligations (including short term investments and convertible debt securities) are valued using quotations from independent pricing services or brokers or are generally valued at the last reported evaluated prices.

•

Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.

•

Options on futures are priced at their last sale price on the principal market on which they are traded on the valuation date. If there were no sales on that day, options on futures are valued at either the last reported sale or official closing price on their primary exchange determined in accordance with the valuation policy and procedures approved by the Board.

•

Swap agreements are valued daily based upon prices supplied by Board approved pricing vendors or through brokers. Depending on the product and terms of the transaction, the value of agreements is determined using a series of techniques including valuation models that incorporate a number of market data factors, such as discounted cash flows, yields, curves, trades and values of the underlying reference instruments. In the event SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”) is unable to obtain an independent, third-party valuation the agreements will be fair valued.

In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.

A “significant event” is an event that the Board believes, with a reasonably high degree of certainty, has caused the closing market prices of a Fund’s portfolio securities to no longer reflect their value at the time of the Fund’s NAV calculation. Fair value may be determined using an independent fair value service under valuation procedures approved by the Board. The independent fair value service takes into account multiple factors including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of foreign securities exchanges. The use of the independent fair value service or alternative fair valuation methods would result in the investments being classified within Level 2 of the fair value hierarchy.

The Funds value their assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for an identical asset or liability;

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.

The value of each Fund’s investments according to the fair value hierarchy as of March 31, 2020 is disclosed in each Fund’s respective Schedule of Investments.

Investment Transactions and Income Recognition  Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method.

Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source, if any.

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Interest income is recorded daily on an accrual basis. All premiums and discounts are amortized/accreted for financial reporting purposes.

Non-cash dividends received in the form of stock are recorded as dividend income at fair value.

Expenses  Each Fund pays a “unitary fee” to SSGA FM equivalent to the Fund’s advisory and administration fee. This fee includes all operating expenses payable by each Fund, except for fees and expenses associated with the Trust’s independent Trustees, shareholder servicing and distribution (12b-1) fees, brokerage fees and commissions, and expenses that are not normal operating expenses of the Fund (such as extraordinary expenses, interest and taxes).

Foreign Currency Translation  The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies as well as investment securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars using exchange rates at period end. Purchases and sales of securities, income receipts and expense payments denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Foreign Taxes  The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with SSGA FM’s understanding of the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in the Statements of Operations, if applicable. Foreign taxes payable or deferred as of March 31, 2020, if any, are disclosed in the Funds’ Statements of Assets and Liabilities.

Distributions  Distributions from net investment income, if any, are declared and paid annually for all Funds except the State Street Active Core Bond Fund. The State Street Active Core Bond Fund declares them daily and pays them monthly.

Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations. The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.

3.	Securities and Other Investments

Delayed Delivery Transactions and When-Issued Securities  During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in each applicable Fund’s Schedule of Investments. A Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to such purchase commitments, a Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic or other factors.

To-Be-Announced Transactions  Certain Funds may seek to obtain exposure to U.S. agency mortgage pass-through securities through the use of “to-be-announced” or “TBA transactions.” “TBA” refers to a commonly used mechanism for the forward settlement of U.S. agency mortgage pass-through securities. In a TBA transaction, the buyer and seller decide on general trade parameters, such as agency, settlement date, coupon, and price.

A Fund may use TBA transactions to “roll over” such agreements prior to the settlement date. This type of TBA transaction is sometimes known as a “TBA roll.” In a TBA roll, a Fund generally will sell the obligation to purchase the pools stipulated in the TBA agreement prior to the settlement date and will enter into a new TBA agreement for future delivery of pools of mortgage pass-through securities. A Fund may also enter into TBA agreements and settle such transactions on the stipulated settlement date by accepting actual receipt or delivery of the pools of mortgage pass-through securities.

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Default by or bankruptcy of a counterparty to a TBA transaction would expose a Fund to possible loss because of adverse market action, expenses or delays in connection with the purchase or sale of the pools of mortgage pass-through securities specified in the TBA transaction. To minimize this risk, a Fund will enter into TBA transactions only with established counterparties. A Fund’s use of “TBA rolls” may impact portfolio turnover, transaction costs and capital gain distributions to shareholders.

4.	Derivative Financial Instruments

Futures Contracts  Each Fund may enter into futures contracts to meet the Fund’s objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Subsequent payments are made or received by a Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. A Fund recognizes a realized gain or loss when the contract is closed.

Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate the movement of the assets underlying such contracts.

For the period ended March 31, 2020, the following Funds entered into futures contracts for strategies listed below:

Fund	Strategies
State Street Institutional U.S. Equity Fund	Equitization of Cash
State Street Institutional Premier Growth Equity Fund	Equitization of Cash
State Street Institutional Small-Cap Equity Fund	Equitization of Cash
State Street Institutional International Equity Fund	Equitization of Cash
State Street Active Core Bond Fund	Management of Interest Rate Risk

Options on Futures Contracts  Each Fund may purchase and write options, including options on futures contracts, subject to certain limitations. Writing puts and buying calls tend to increase a Fund’s exposure to the underlying instrument while buying puts and writing calls tend to decrease the Fund’s exposure to the underlying instrument. A Fund will not enter into a transaction involving options for speculative purposes. A Fund’s risks in using these contracts include changes in the value of the underlying instruments, non-performance of the counterparties under the contracts’ terms and changes in the liquidity of the secondary market for the contracts.

When a Fund writes an option, the amount of the premium received is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by a Fund on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase, as a realized loss. When an option is exercised, the proceeds from the sale of the underlying instrument or the cost basis of the securities purchased is adjusted by the original premium received or paid. In return for a premium paid, call and put options on futures contracts give the holder the right, but not the obligation, to purchase or sell, respectively, a position in a particular futures contract at a specified exercise price.

For the period ended March 31, 2020, the State Street Active Core Bond Fund purchased and wrote options in order to manage interest rate risk.

Credit Default Swaps  During the period ended March 31, 2020, the State Street Active Core Bond Fund engaged in credit default swaps to manage credit risk. When the Fund is the buyer in a credit default swap contract, the Fund is entitled to receive the par (or other agreed upon) value (full notional value) of a referenced debt obligation (or basket of debt obligations) from the counterparty (or central clearing party (“CCP”) in the case of a centrally cleared swap) to the contract if a credit event by a third party, such as a U.S. or foreign corporate issuer or sovereign issuer, on the debt obligation occurs. In return, the Fund pays the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Fund loses its investment and recovers nothing. However, if a credit event occurs, the Fund receives full notional value for a referenced debt obligation that may have little or no value. When the Fund is the seller

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of a credit default swap, it receives a fixed rate of income throughout the term of the contract, provided there is no credit event. If a credit event occurs, the Fund is obligated to pay the notional amount of the swap and in certain instances take delivery of securities of the reference entity upon the occurrence of a credit event, as defined under the terms of that particular swap agreement. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring, obligation acceleration and repudiation/moratorium. If the Fund is a seller of protection and a credit event occurs, the maximum potential amount of future payments that the Fund could be required to make would be an amount equal to the notional amount of the agreement. This potential amount would be partially offset by any recovery value of the respective referenced obligation, or net amount received from the settlement of a buy protection credit default swap agreement entered into by the Fund for the same referenced obligation. As the seller, the Fund may create economic leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the swap. The interest fee paid or received on the swap, which is based on a specified interest rate on a fixed notional amount, is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized gain upon receipt or realized loss upon payment. The Fund also records an increase or decrease to unrealized appreciation (depreciation) in an amount equal to the daily valuation. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. All upfront payments, if any, are amortized over the life of the swap as realized gains or losses. Those upfront payments that are paid or received, typically for non-centrally cleared swaps, are recorded as other assets or other liabilities, respectively, net of amortization. For financial reporting purposes, unamortized upfront payments, if any, are netted with unrealized appreciation or depreciation on swaps to determine the market value of swaps. The Fund segregates assets in the form of cash or liquid securities in an amount equal to the notional amount of the credit default swaps of which it is the seller. The Fund segregates assets in the form of cash or liquid securities in an amount equal to any unrealized depreciation of the credit default swaps of which it is the buyer, marked to market on a daily basis. Credit default swaps involve greater risks than if the Fund had invested in the referenced debt obligation directly. If the Fund is a buyer of a credit default swap and no credit event occurs, the Fund will not earn any return on its investment. If the Fund is a seller of a credit default swap, the Fund’s risk of loss may be the entire notional amount of the swap. Swaps may also subject the Fund to the risk that the counterparty to the transaction may not fulfill its obligation. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP.

Interest Rate Swaps  Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest, such as an exchange of fixed rate payments for floating rate payments.

During the period ended March 31, 2020, the State Street Active Core Bond Fund entered into interest rate swaps in order to manage interest rate risk.

The following tables summarize the value of the Funds’ derivative instruments as of March 31, 2020 and the related location in the accompanying Statements of Assets and Liabilities and Statements of Operations, presented by primary underlying risk exposure:

Asset Derivatives

	Interest Rate Contracts Risk		Foreign Exchange Contracts Risk		Credit Contracts Risk		Equity Contracts Risk	Commodity Contracts Risk		Total

State Street Institutional Premier Growth Equity Fund
Futures Contracts		$—		$—		$—	$45,695		$—	$45,695
State Street Institutional Small-Cap Equity Fund
Future Contracts	$		$		$		$1,234,540	$		$1,234,540
State Street Institutional International Equity Fund
Futures Contracts		$—		$—		$—	$118,890		$—	$118,890
State Street Active Core Bond Fund
Futures Contracts	$			$—		$—	$191,193		$—	$191,193
Purchased Option Contracts (a)		126,406		—		—	—		—	126,406

(a)	Purchased options are included in investments in securities.

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Liability Derivatives

	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total

State Street Institutional U.S. Equity Fund
Futures Contracts	$—	$—	$—	$(94,863)	$—	$(94,863)
State Street Active Core Bond Fund
Swap Contracts	$(479,482)	$—	$(396,801)	$—	$—	$(876,283)

Realized Gain/Loss

	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total

State Street Institutional U.S. Equity Fund
Futures Contracts	$—	$—	$—	$(1,138,299)	$—	$(1,138,299)
State Street Institutional Premier Growth Equity Fund
Futures Contracts	$—	$—	$—	$(34,969)	$—	$(34,969)
State Street Institutional Small-Cap Equity Fund
Futures Contracts	$—	$—	$—	$(5,881,149)	$—	$(5,881,149)
State Street Institutional International Equity Fund
Futures Contracts	$—	$—	$—	$(308,693)	$—	$(308,693)
State Street Active Core Bond Fund
Futures Contracts	$(404,959)	$—	$—	$—	$—	$(404,959)
Swap Contracts	(81,995)	—	(578,415)	—	—	(660,410)
Purchased Option Contracts(a)	56,610	—	—	—	—	56,610

(a)	Purchased Options are included in realized gain (loss) on investments.

Net Change in Unrealized Appreciation (Depreciation)

	Interest Rate Contracts Risk		Foreign Exchange Contracts Risk		Credit Contracts Risk		Equity Contracts Risk	Commodity Contracts Risk		Total

State Street Institutional U.S. Equity Fund
Futures Contracts		$—		$—		$—	$(41,102)		$—	$(41,102)
State Street Institutional Premier Growth Equity Fund
Futures Contracts		$—		$—		$—	$14,292		$—	$14,292
State Street Institutional Small-Cap Equity Fund
Future Contracts	$		$		$		$1,817,023	$		$1,817,023
State Street Institutional International Equity Fund
Futures Contracts		$—		$—		$—	$117,876		$—	$117,876
State Street Active Core Bond Fund
Futures Contracts		$200,856		$—		$—	$—		$—	$200,856
Swap Contracts		(107,011)		—		(50,798)	—		—	(157,809)
Purchased Option Contracts(a)		49,359		—		—	—		—	49,359

(a)	Purchased options are included in increase (decrease) in unrealized appreciation/depreciation on investments.

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5.	Fees and Transactions with Affiliates

Advisory Fee  SSGA FM, a registered investment adviser, was retained by the Board to act as investment adviser and administrator of each Fund. SSGA FM’s compensation for investment advisory and administrative services (“Management Fee”) is paid monthly based on the average daily net assets of each Fund. The Management Fee is stated in the following schedule:

Fund	Average Daily Net Assets of Fund	Management Fee

State Street Institutional U.S. Equity Fund	First $25 million	0.55%

State Street Institutional Premier Growth Equity Fund	Next $25 million	0.45%

	Over $50 million	0.35%

State Street Institutional Small-Cap Equity Fund	First $250 million	0.95%

	Next $250 million	0.90%

	Over $500 million	0.85%

State Street Institutional International Equity Fund	First $25 million	0.75%

	Next $50 million	0.65%

	Over $75 million	0.55%

State Street Active Core Bond Fund	First $25 million	0.35%

	Next $25 million	0.30%

	Next $50 million	0.25%

	Over $100 million	0.20%

Each Fund’s Management Fee is a “unitary” fee that includes all operating expenses payable by the Fund, except for fees and expenses associated with the Trust’s independent Trustees, shareholder servicing and distribution (12b-1) fees, brokerage fees and commissions, and expenses that are not normal operating expenses of the Fund (such as extraordinary expenses, interest and taxes).

SSGA FM is contractually obligated, until January 31, 2021 (i) to waive up to the full amount of the advisory fee payable by the State Street Institutional International Equity Fund and/or (ii) to reimburse the Fund for expenses to the extent that the Total Annual Fund Operating Expenses (exclusive of non-recurring account fees, extraordinary expenses, distribution and shareholder servicing fees) exceed 0.55% of average daily net assets on an annual basis (and certain class specific expenses, such as). This fee waiver and/or expense reimbursement arrangement may not be terminated prior to January 31, 2021, except with approval of the Board.

SSGA FM is contractually obligated until January 31, 2021 to waive its management fee and/or reimburse certain expenses for the State Street Active Core Bond Fund, in an amount equal to any acquired fund fees and expenses (“AFFEs”), excluding AFFEs derived from the Fund’s holdings in acquired funds for cash management purposes, if any. This fee waiver and/or expense reimbursement arrangement may not be terminated prior to January 31, 2021 except with approval of the Board.

Amounts waived or reimbursed are included in the respective Statements of Operations.

Distribution and Shareholder Servicing Fees  The Funds have adopted a Shareholder Servicing and Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act with respect to the Service Class shares of each Fund. Each Fund pays State Street Global Advisors Funds Distributors, LLC (“SSGA FD”), the Funds’ principal underwriter, a monthly fee for distribution and/or shareholder services provided, at an annual rate of 0.25% of the average daily net assets of such Fund attributable to the Service Class shares. Currently, Investment Class shares are not subject to a 12b-1 fee.

Other Transactions with Affiliates  The Funds may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Funds owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended March 31, 2020 are disclosed in the Schedules of Investments.

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Due to Custodian  In certain circumstances, the Funds may have cash overdrafts with the custodian due to expense payments, capital transactions, trading of securities, investment operations or derivative transactions. The Due to Custodian amount, if any, reflects cash overdrawn with State Street Bank and Trust Company, as custodian, who is an affiliate of the Funds.

6.	Trustees’ Fees

The fees and expenses of the Trust’s trustees who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Funds. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.

7.	Investment Transactions

Purchases and sales of investments (excluding in-kind transactions, short term investments and derivative contracts) for the period ended March 31, 2020 were as follows:

	U.S. Government Obligations		Other Securities
Fund	Purchases	Sales	Purchases	Sales
State Street Institutional U.S. Equity Fund	$—	$—	12,478,992	15,371,257
State Street Institutional Premier Growth Equity Fund	—	—	29,632,682	175,010,086
State Street Institutional Small-Cap Equity Fund	—	—	94,529,920	120,671,025
State Street Institutional International Equity Fund	—	—	177,821,026	287,266,348
State Street Active Core Bond Fund	32,737,490	35,417,764	17,104,353	10,004,711

Redemption In-Kind  In accordance with guidelines described in a Fund’s prospectus, a Fund may distribute portfolio securities rather than cash as payment for a redemption of Fund shares (in-kind redemption). For financial reporting purposes, a Fund recognizes a gain on in-kind redemptions to the extent the value of the distributed securities on the date of redemption exceeds the cost of those securities. Gains and losses realized on in-kind redemptions are not recognized for tax purposes and are reclassified from undistributed realized gain (loss) to paid-in capital. These reclassifications have no effect on net assets or NAV per share. The net realized in-kind gains or losses are disclosed in the Statements of Operations.

During the year ended September 30, 2019, the State Street Institutional International Equity Fund had a redemption in-kind that resulted in a redemption from the Fund of $919,887,389. The redemption was paid in securities and cash in the amounts of $845,305,430 and $74,581,959, respectively.

8.	Income Tax Information

The Funds have qualified and intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended. Each Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.

The Funds file federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. SSGA FM has analyzed the Funds’ tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.

Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.

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As of March 31, 2020, gross unrealized appreciation and gross unrealized depreciation of investments and other financial instruments based on cost for federal income tax purposes were as follows:

Fund	Cost of Investments for Tax Purposes	Gross Tax Appreciation	Gross Tax Depreciation	Net Tax Appreciation/ (Depreciation)

State Street Institutional U.S. Equity Fund	$319,608,073	$68,538,520	$(37,352,790)	$31,185,730
State Street Institutional Premier Growth Equity Fund	51,349,026	21,733,902	(6,103,712)	15,630,190
State Street Institutional Small-Cap Equity Fund	942,718,244	114,539,381	(222,309,129)	(107,769,748)
State Street Institutional International Equity Fund	71,521,347	10,383,005	(11,753,132)	(1,370,127)
State Street Institutional Active Core Bond Fund	135,806,814	4,759,594	(2,923,139)	1,836,455

9.	Line of Credit

The Funds and other affiliated funds (each, a “Participant” and collectively, the “Participants”) have access to $200 million of a $500 million revolving credit facility provided by a syndication of banks under which the Participants may borrow to fund shareholder redemptions. This agreement expires in October 2020 unless extended or renewed.

The Participants are charged an annual commitment fee which is calculated based on the unused portion of the shared credit line. Commitment fees are allocated among each of the Participants based on relative net assets. Commitment fees are ordinary fund operating expenses. A Participant incurs and pays the interest expense related to its borrowing. Interest is calculated at a rate per annum equal to the sum of 1% plus the greater of the New York Fed Bank Rate and 1-month LIBOR rate.

The Funds had no outstanding loans as of March 31, 2020.

10.	Risks

Concentration Risk  As a result of a Fund’s ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of a Fund’s investments more than if a Fund was more broadly diversified.

Interest Rate Risk  Is the risk that fixed income securities will decline in value because of changes in interest rates. Bond prices generally rise when interest rates decline and generally decline when interest rates rise. Changes in governmental policy, including changes in central bank monetary policy, could cause interest rates to rise rapidly, or cause investors to expect a rapid rise in interest rates. This could lead to heightened levels of interest rate, volatility and liquidity risks for the fixed income markets generally and could have a substantial and immediate effect on the values of a Fund’s investments.

Foreign and Emerging Markets Risk  Investing in foreign markets involves risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of government regulation, economic, political and social instability in the countries in which a Fund invests. Foreign markets may be less liquid than investments in the U.S. and may be subject to the risks of currency fluctuations. To the extent that a Fund invests in securities of issuers located in emerging markets, these risks may be even more pronounced.

Credit Risk  A Fund may be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which a Fund has unsettled or open transactions defaults.

Market Risk  The Fund’s investments are subject to changes in general economic conditions, and general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on the Fund and its investments.

An outbreak of a respiratory disease caused by a novel coronavirus (known as COVID-19) first detected in China in December 2019 has resulted in a global pandemic and major disruptions to economies and markets around the world, including the

68	Notes to Financial Statements

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United States. Financial markets have experienced extreme volatility and severe losses, and trading in many instruments has been disrupted. Liquidity for many instruments has been greatly reduced for periods of time. Some interest rates are very low and in some cases yields are negative. Governments and central banks, including the Federal Reserve in the United States, have taken extraordinary and unprecedented actions to support local and global economies and the financial markets. The impact of these measures, and whether they will be effective to mitigate the economic and market disruption, will not be known for some time. In addition, the outbreak of COVID-19, and measures taken to mitigate its effects, could result in disruptions to the services provided to a Fund by its service providers.

11.	Change in Accounting Principle

In March 2017, the Financial Accounting Standards Board issued Accounting Standards Update 2017-08, Receivables — Nonrefundable Fees and Other Costs (Subtopic 310-20) — Premium Amortization on Purchased Callable Debt Securities (“ASU 2017-08”). For callable debt securities held at a premium that have explicit, non-contingent call features and that are callable at fixed prices on preset dates, ASU 2017-08 requires the premium to be amortized to the earliest call date. The adoption resulted in a change in accounting principle, since the Funds had historically amortized such premiums to maturity for U.S. GAAP. Accordingly, the Funds have adopted ASU 2017-08 to amend the premium amortization period for certain purchased callable debt securities with non-contingent call features to the earliest call date. In accordance with the transition provisions of the standard, each Fund applied the amendments on a modified retrospective basis by recognizing a cumulative effect adjustment that decreased the beginning of period cost of investments and increased the unrealized appreciation on investments as follows:

Fund	Adjustment
State Street Institutional Active Core Bond Fund	$4,944

This change in accounting policy has been made to comply with the newly issued accounting standard and had no impact on total accumulated earnings (loss) or the net asset value of each Fund. With respect to each Fund’s results of operations, amortization of premium to first call date accelerates amortization with the intent of more closely aligning the recognition of income on such bonds with the economics of the instrument.

12.	Subsequent Events

Management has evaluated the impact of all subsequent events on the Funds through the date on which the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

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Other Information — March 31, 2020 (Unaudited)

Liquidity Risk Management Program

Pursuant to Rule 22e-4 under the 1940 Act, the Funds have adopted a liquidity risk management program. SSGA FM has been designated by the Board to administer the Funds’ liquidity risk management program. The program’s principal objectives include assessing, managing and periodically reviewing each Fund’s liquidity risk, based on factors specific to the circumstances of the Fund. Liquidity risk is defined as the risk that a Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund. During the fiscal year, SSGA FM provided the Board with a report addressing the operations of the program and assessing its adequacy and effectiveness of implementation.

During the period covered by the liquidity program report to the Board, the program supported each Fund’s ability to honor redemption requests timely and SSGA FM’s management of each Fund’s liquidity profile, including during periods of market volatility and net redemptions. SSGA FM reported that the program operated adequately and that the implementation of the program was effective to manage each Fund’s liquidity risk.

There can be no assurance that the program will achieve its objectives in the future. Please refer to your Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.

Proxy Voting Policies and Procedures and Record

A description of the policies and procedures that the Funds have adopted to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling 1-800-242-0134, (ii) on the Funds’ website at http://www.ssga.com/geam, or (iii) on the SEC’s website at www.sec.gov. Information regarding how the Funds voted proxies, if any, during the most recent 12-month period ended June 30 is available by August 31 of each year without charge (1) by calling 1-800-242-0134 (toll free), and (2) on the website of the SEC at www.sec.gov.

Quarterly Portfolio Schedule

Following the Funds’ first and third fiscal quarter-ends, a complete schedule of investments is filed with the SEC as an exhibit to their reports on Form N-PORT, which can be found on the SEC’s website at www.sec.gov. The Funds’ schedules of investments are available upon request, without charge, by calling 1-800-242-0134.

70	Other Information

State Street Institutional Funds

Trustees:

Michael F. Holland, Co-Chairperson

Patrick J. Riley, Co-Chairperson

John R. Costantino

Donna M. Rapaccioli

Michael A. Jessee

Richard D. Shirk

Rina K. Spence

Jeanne M. La Porta

Ellen M. Needham

Officers:

Ellen M. Needham, President

Brian Harris, Chief Compliance Officer, Anti-Money Laundering Officer and Code of Ethics Compliance Officer

Bruce S. Rosenberg, Treasurer

Ann M. Carpenter, Vice President and Deputy Treasurer

Chad C. Hallett, Deputy Treasurer

Arthur A. Jensen, Deputy Treasurer

Darlene Anderson-Vasquez, Deputy Treasurer

Sujata Upreti, Assistant Treasurer

Daniel Foley, Assistant Treasurer

Daniel G. Plourde, Assistant Treasurer

Sean O’Malley, Chief Legal Officer

Andrew DeLorme, Secretary

Kevin Morris, Assistant Secretary

David Urman, Assistant Secretary

Investment Adviser and Administrator

SSGA Funds Management, Inc.

One Iron Street

Boston, Massachusetts 02210

Custodian and Sub-Administrator

State Street Bank and Trust Company

One Lincoln Street

Boston, Massachusetts 02111

Distributor

State Street Global Advisors Funds Distributors, LLC

One Iron Street

Boston, Massachusetts 02210

Independent Registered Public Accounting Firm

Ernst & Young LLP

200 Clarendon Street

Boston, Massachusetts 02116

Item 2.	Code of Ethics.

Not applicable to this filing.

Item 3.	Audit Committee Financial Expert.

Not applicable to this filing.

Item 4.	Principal Accountant Fees and Services.

Not applicable to this filing.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to the State Street Institutional Funds (the “Trust” or “Registrant”).

Item 6.	Investments.

(a)	Schedules of Investments are included as part of the reports to shareholders filed under Item 1 of this Form N-CSR.

(b)	Not applicable to the Registrant.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the Registrant.

Item 10.	Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11.	Controls and Procedures.

(a) The Trust’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective to provide reasonable assurance that information required to be disclosed by the Trust on Form N-CSR is recorded, processed, summarized and reported as of a date within 90 days of the filing date of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a) Not applicable to the Registrant.

(b) Not applicable to the Registrant.

Item 13.	Exhibits.

(a)(1)	Not applicable; this Form N-CSR is a Semi-Annual Report.

(a)(2)	Certifications of principal executive officer and principal financial and accounting officer of the Trust as required by Rule 30a-2(a) under the 1940 Act are attached hereto.

(a)(3)	Not applicable to the Registrant.

(a)(4)	Not applicable.

(b)	Certifications of principal executive officer and principal financial and accounting officer of the Trust as required by Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	STATE STREET INSTITUTIONAL FUNDS

By:	/s/ Ellen M. Needham
Ellen M. Needham
President

Date:	June 5, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Ellen M. Needham
Ellen M. Needham
President (Principal Executive Officer)

Date:	June 5, 2020

By:	/s/ Bruce S. Rosenberg
Bruce S. Rosenberg
Treasurer (Principal Financial Officer)

Date:	June 5, 2020